UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-7123

Advantage Funds, Inc.

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	07/31/11

The following N-Q relates only to the Registrant's series listed below and does not affect the other series of the Registrant, which have a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q Form will be filed for these series as appropriate.

Dreyfus Total Return Advantage Fund

Dreyfus Global Absolute Return Fund

Global Alpha Fund

Dreyfus Global Real Return Fund

Dreyfus Global Dynamic Bond Fund

Dreyfus Total Emerging Markets Fund

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Total Return Advantage Fund
July 31, 2011 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--111.1%	Rate (%)	Date	Amount ($)		Value ($)
Aerospace & Defense--.2%
Boeing,
Sr. Unscd. Notes	3.75	11/20/16	75,000		82,305
United Technologies,
Sr. Unscd. Notes	6.13	7/15/38	35,000		41,481
					123,786
Agriculture--.5%
Altria Group,
Gtd. Notes	8.50	11/10/13	88,000		101,780
Altria Group,
Gtd. Notes	9.95	11/10/38	50,000		73,252
Reynolds American,
Gtd. Notes	7.63	6/1/16	75,000		91,523
					266,555
Asset - Backed Certificates--.6%
SLM Student Loan Trust,
Ser. 2007-2, Cl. A2	0.25	7/25/17	218,203	a	216,410
SLM Student Loan Trust,
Ser. 2003-7, Cl. A4	0.45	3/15/19	123,250	a	123,233
					339,643
Asset-Backed Ctfs./Auto Receivables--.3%
Americredit Automobile Receivables
Trust, Ser. 2007-CM, Cl. A4A	5.55	4/7/14	31,039		31,768
Americredit Automobile Receivables
Trust, Ser. 2007-DF, Cl. A4A	5.56	6/6/14	37,157		38,400
Nissan Auto Receivables Owner
Trust, Ser. 2007-B, Cl. A4	5.16	3/17/14	82,365		83,505
					153,673
Asset-Backed Ctfs./Credit Cards--2.3%
Bank One Issuance Trust,
Ser. 2004-A7, Cl. A7	0.31	5/15/14	226,000	a	225,995
Capital One Multi-Asset Execution
Trust, Ser. 2004-A7, Cl. A7	0.41	6/16/14	761,000	a	761,024
Capital One Multi-Asset Execution
Trust, Ser. 2006-A10, Cl. A10	5.15	6/16/14	80,000		80,168

Chase Issuance Trust,
Ser. 2007-A10, Cl. A10	0.23	6/16/14	114,000	a	113,939
MBNA Credit Card Master Note
Trust, Ser. 2002-A3, Cl. A3	0.43	9/15/14	200,000	a	200,225
					1,381,351
Asset-Backed Ctfs./Home Equity Loans--.1%
Residential Asset Mortgage
Products, Ser. 2003-RZ4, Cl. A7	4.79	6/25/33	49,356	a	50,591
Automotive--.3%
Daimler Finance North America,
Gtd. Notes	8.50	1/18/31	45,000		63,094
Johnson Controls,
Sr. Unscd. Notes	5.50	1/15/16	100,000		113,760
					176,854
Banks--13.4%
Asian Development Bank,
Sr. Unscd. Notes	2.75	5/21/14	65,000		68,664
Bank of America,
Sr. Unscd. Notes	4.88	1/15/13	350,000		364,773
Bank of America,
Sr. Unscd. Notes, Ser. L	5.65	5/1/18	40,000		42,390
Bank of America,
Sr. Unscd. Notes	5.75	12/1/17	40,000		42,831
Bank of America,
Sub. Notes	7.25	10/15/25	65,000		71,696
Bank of Nova Scotia,
Sr. Unscd. Notes	2.38	12/17/13	200,000		206,053
Barclays Bank,
Sr. Unscd. Notes	3.90	4/7/15	250,000		261,205
Barclays Bank,
Sr. Unscd. Notes	5.20	7/10/14	370,000		400,784
Capital One Capital V,
Gtd. Notes	10.25	8/15/39	20,000		21,285
Capital One Financial,
Sr. Unscd. Notes	7.38	5/23/14	125,000		142,226
China Development Bank,
Sr. Unscd. Notes	4.75	10/8/14	25,000		27,148
Citigroup,
Sub. Notes	5.00	9/15/14	30,000		31,602
Citigroup,
Sr. Unscd. Notes	5.13	5/5/14	50,000		53,672
Citigroup,

Sub. Notes	5.50	2/15/17	65,000	69,222
Citigroup,
Sr. Unscd. Notes	6.00	12/13/13	400,000	434,398
Citigroup,
Sr. Unscd. Notes	6.00	8/15/17	50,000	55,729
Citigroup,
Sr. Unscd. Notes	6.13	11/21/17	75,000	84,179
Citigroup,
Sr. Unscd. Notes	6.88	3/5/38	26,000	29,678
Comerica Bank,
Sub. Notes	5.75	11/21/16	15,000	17,036
Corp Andina de Fomento,
Sr. Unscd. Notes	5.20	5/21/13	125,000	134,140
Credit Suisse New York,
Sr. Unscd. Notes	5.50	5/1/14	50,000	55,122
Credit Suisse/New York,
Sr. Unscd. Notes	3.50	3/23/15	150,000	156,283
Deutsche Bank AG London,
Sr. Unscd. Notes	3.45	3/30/15	350,000	363,251
Deutsche Bank AG London,
Sr. Unscd. Notes	5.38	10/12/12	50,000	52,597
Deutsche Bank AG London,
Sr. Unscd. Notes	6.00	9/1/17	10,000	11,438
European Investment Bank,
Sr. Unscd. Notes	3.00	4/8/14	150,000	158,589
European Investment Bank,
Sr. Unscd. Bonds	5.13	5/30/17	140,000	164,039
Export-Import Bank of Korea,
Sr. Unscd. Notes	5.50	10/17/12	350,000	367,953
Export-Import Bank of Korea,
Sr. Unscd. Notes	8.13	1/21/14	90,000	103,289
Fifth Third Bancorp,
Sr. Unscd. Notes	6.25	5/1/13	30,000	32,406
Goldman Sachs Group,
Sr. Unscd. Notes	5.25	10/15/13	275,000	294,202
Goldman Sachs Group,
Sr. Unscd. Notes	5.95	1/18/18	26,000	28,399
Goldman Sachs Group,
Sr. Unscd. Notes	6.15	4/1/18	65,000	71,707
Goldman Sachs Group,
Sub. Notes	6.75	10/1/37	160,000	160,529
Goldman Sachs Group,

Sr. Unscd. Notes	7.50	2/15/19	100,000	118,299
HSBC Bank USA,
Sub. Notes	4.63	4/1/14	100,000	106,969
HSBC Holdings,
Sub. Notes	5.25	12/12/12	50,000	52,567
JPMorgan Chase & Co.,
Sr. Unscd. Notes	3.70	1/20/15	300,000	313,844
JPMorgan Chase & Co.,
Sr. Unscd. Notes	5.38	10/1/12	100,000	105,265
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.00	1/15/18	35,000	39,736
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.30	4/23/19	50,000	57,651
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.40	5/15/38	25,000	28,277
Korea Development Bank,
Sr. Unscd. Notes	5.50	11/13/12	250,000	263,510
Korea Development Bank,
Sr. Unscd. Notes	8.00	1/23/14	100,000	114,237
Landesbank Baden-Wuerttemberg,
Sub. Notes	6.35	4/1/12	215,000	222,047
Landwirtschaftliche Rentenbank,
Govt. Gtd. Notes	4.13	7/15/13	25,000	26,663
Lloyds TSB Bank,
Bank Gtd. Notes	4.88	1/21/16	100,000	103,368
Morgan Stanley,
Sr. Unscd. Notes	4.10	1/26/15	175,000	180,101
Morgan Stanley,
Sr. Unscd. Notes	4.20	11/20/14	150,000	156,060
Morgan Stanley,
Sub. Notes	4.75	4/1/14	85,000	88,785
Morgan Stanley,
Sr. Unscd. Notes	5.30	3/1/13	50,000	52,726
Morgan Stanley,
Sr. Unscd. Notes	6.00	4/28/15	150,000	165,043
Morgan Stanley,
Sr. Unscd. Notes	6.63	4/1/18	75,000	83,586
PNC Funding,
Bank Gtd. Notes	5.63	2/1/17	15,000	16,689
Royal Bank of Scotland Group,
Sr. Unscd. Notes	6.40	10/21/19	100,000	104,012
Royal Bank of Scotland,

Gtd. Notes, Ser. 2	3.40	8/23/13	250,000		255,341
Sovereign Bank,
Sub. Notes	8.75	5/30/18	50,000		59,941
Suntrust Banks,
Sr. Unscd. Notes	6.00	9/11/17	50,000		56,339
UBS AG/Stamford,
Sr. Unscd. Notes	4.88	8/4/20	50,000		51,420
Wachovia,
Sub. Notes	5.63	10/15/16	25,000		27,777
Wells Fargo & Co.,
Sr. Unscd. Notes	5.25	10/23/12	20,000		21,070
Wells Fargo & Co.,
Sr. Unscd. Notes	5.38	2/7/35	25,000		26,068
Wells Fargo & Co.,
Sr. Unscd. Notes	5.63	12/11/17	55,000		62,569
Wells Fargo Capital X,
Gtd. Cap. Secs.	5.95	12/1/86	20,000		20,211
Westpac Banking,
Sr. Unscd. Notes	4.20	2/27/15	350,000		374,093
					7,932,779
Building & Construction--.2%
CRH America,
Gtd. Notes	6.00	9/30/16	100,000		112,136
Chemicals-Fibers & Diversified--.5%
Dow Chemical,
Sr. Unscd. Notes	5.90	2/15/15	100,000		114,037
E.I. Du Pont De Nemours & Co.,
Sr. Unscd. Notes	6.00	7/15/18	100,000		118,844
Rohm and Haas,
Sr. Unscd. Notes	6.00	9/15/17	75,000		86,972
					319,853
Commercial Mortgage Pass-Through Ctfs.--6.7%
Banc of America Commercial
Mortgage, Ser. 2005-1, Cl. A4	5.23	11/10/42	200,000	a	208,757
Bear Stearns Commercial Mortgage
Securities, Ser. 2007-PW16,
Cl. A4	5.90	6/11/40	250,000	a	274,959
Bear Stearns Commercial Mortgage
Securities, Ser. 2002-TOP6,
Cl. A2	6.46	10/15/36	396,926		402,791
Credit Suisse Mortgage Capital
Certificates, Ser. 2007-C1,

Cl. A3	5.38	2/15/40	250,000		264,838
Credit Suisse Mortgage Capital
Certificates, Ser. 2006-C3,
Cl. A3	6.01	6/15/38	100,000	a	110,966
GE Capital Commercial Mortgage,
Ser. 2005-C3, Cl. AAB	4.94	7/10/45	165,410		172,647
GS Mortgage Securities Corporation
II, Ser. 2004-GG2, Cl. A3	4.60	8/10/38	25,356		25,344
GS Mortgage Securities Corporation
II, Ser. 2005-GG4, Cl. A4	4.76	7/10/39	450,000		478,906
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2005-LDP3, Cl. A4A	4.94	8/15/42	102,000	a	110,364
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2003-CB7, Cl. A4	4.88	1/12/38	347,177	a	368,535
LB-UBS Commercial Mortgage Trust,
Ser. 2004-C7, Cl. A1A	4.48	10/15/29	266,915		273,941
Merrill Lynch/Countrywide
Commercial Mortgage Trust,
Ser. 2007-5, Cl. A3	5.36	8/12/48	100,000		102,799
Merrill Lynch/Countrywide
Commercial Mortgage Trust,
Ser. 2006-2, Cl. A4	6.10	6/12/46	100,000	a	111,355
Morgan Stanley Capital I,
Ser. 2003-IQ4, Cl. A2	4.07	5/15/40	333,352		344,979
Morgan Stanley Capital I,
Ser. 2006-T21, Cl. A3	5.19	10/12/52	110,000	a	112,740
Morgan Stanley Capital I,
Ser. 2005-HQ7, Cl. A2	5.37	11/14/42	312,940	a	320,135
Morgan Stanley Capital I,
Ser. 2006-HQ8, Cl. AJ	5.68	3/12/44	65,000	a	59,334
Morgan Stanley Dean Witter Capital
I, Ser. 2003-HQ2, Cl. A1	4.18	3/12/35	71,987		73,284
Wachovia Bank Commercial Mortgage
Trust, Ser. 2005-C16, Cl. A2	4.38	10/15/41	17,909		17,957
Wachovia Bank Commercial Mortgage
Trust, Ser. 2003-C8, Cl. A3	4.45	11/15/35	129,471		130,056
					3,964,687
Consumer Discretionary--.2%
Kimberly-Clark,
Sr. Unscd. Notes	6.13	8/1/17	100,000		120,725

Diversified Financial Services--2.2%
American Express Credit,
Sr. Unscd. Notes	5.13	8/25/14	135,000		148,288
American Express Credit,
Sr. Unscd. Notes, Ser. C	7.30	8/20/13	50,000		55,729
Ameriprise Financial,
Sr. Unscd. Notes	5.65	11/15/15	15,000		17,161
Bear Stearns,
Sr. Unscd. Notes	5.70	11/15/14	100,000		110,907
Bear Stearns,
Sr. Unscd. Notes	6.40	10/2/17	10,000		11,563
Blackrock,
Sr. Unscd. Notes	6.25	9/15/17	10,000		11,857
Caterpillar Financial Services,
Sr. Unscd. Notes	7.15	2/15/19	100,000		126,346
Credit Suisse USA,
Bank Gtd. Notes	4.88	1/15/15	50,000		54,589
Credit Suisse USA,
Bank Gtd. Notes	6.50	1/15/12	100,000		102,719
General Electric Capital,
Sr. Unscd. Notes	5.63	5/1/18	65,000		72,659
General Electric Capital,
Sr. Unscd. Notes	5.88	1/14/38	105,000		108,484
General Electric Capital,
Sr. Unscd. Notes	6.88	1/10/39	50,000		58,238
HSBC Finance,
Sr. Sub Notes	6.68	1/15/21	55,000	b	58,350
John Deere Capital,
Sr. Unscd. Notes	2.25	6/7/16	50,000		50,845
MBNA,
Sr. Unscd. Notes	5.00	6/15/15	50,000		53,505
Merrill Lynch & Co.,
Sr. Unscd. Notes	6.40	8/28/17	20,000		22,117
Merrill Lynch & Co.,
Notes	6.88	4/25/18	100,000		112,057
Simon Property Group,
Sr. Unscd. Notes	10.35	4/1/19	100,000		141,146
					1,316,560
Diversified Manufacturing--.1%
Danaher,
Sr. Notes	1.30	6/23/14	50,000		50,605
Diversified Metals & Mining--.7%

Alcoa,
Sr. Unscd. Notes	5.55	2/1/17	29,000	31,731
BHP Billiton Finance USA,
Gtd. Notes	5.50	4/1/14	150,000	168,418
Newmont Mining,
Gtd. Notes	5.13	10/1/19	100,000	110,265
Vale Overseas,
Gtd. Notes	6.25	1/23/17	35,000	40,335
Vale Overseas,
Gtd. Notes	6.88	11/21/36	50,000	57,814
				408,563
Electric Utilities--2.3%
Ameren Energy Generating,
Sr. Unscd. Notes, Ser. H	7.00	4/15/18	25,000	26,250
Consolidated Edison of NY,
Sr. Unscd. Debs., Ser. 05-C	5.38	12/15/15	20,000	22,932
Constellation Energy Group,
Sr. Unscd. Notes	7.60	4/1/32	50,000	61,150
Dominion Resources,
Sr. Unscd. Notes, Ser. F	5.25	8/1/33	48,000	53,641
Dominion Resources,
Sr. Unscd. Notes, Ser. B	5.95	6/15/35	50,000	55,514
Duke Energy Carolinas,
Sr. Unscd. Notes	6.25	1/15/12	50,000	51,294
Duke Energy,
Sr. Unscd. Notes	6.30	2/1/14	100,000	112,378
Enersis,
Sr. Unscd. Notes	7.40	12/1/16	75,000	89,322
Exelon,
Sr. Unscd. Notes	4.90	6/15/15	50,000	54,563
FirstEnergy,
Sr. Unscd. Notes, Ser. C	7.38	11/15/31	50,000	59,501
Hydro-Quebec,
Gov't. Gtd. Debs., Ser. I0	8.05	7/7/24	150,000	212,203
Hydro-Quebec,
Gov't. Gtd. Debs., Ser. HY	8.40	1/15/22	60,000	84,076
Indiana Michigan Power,
Sr. Unscd. Notes	7.00	3/15/19	50,000	60,944
Nevada Power,
Mortgage Notes	7.13	3/15/19	50,000	61,356
NextEra Energy Capital Holdings,
Gtd. Debs.	7.88	12/15/15	100,000	121,577

Pacific Gas & Electric,
Sr. Unscd. Bonds	6.05	3/1/34	50,000	56,165
Southern California Edison,
First Mortgage Bonds, Ser. 05-A	5.00	1/15/16	35,000	39,748
Southern Power,
Sr. Unscd. Notes, Ser. D	4.88	7/15/15	50,000	55,810
SouthWestern Public Service,
Sr. Unscd. Notes, Ser. G	8.75	12/1/18	50,000	65,779
				1,344,203
Food & Beverages--1.0%
Anheuser-Busch InBev Worldwide,
Gtd. Notes	4.13	1/15/15	100,000	108,987
Bottling Group,
Gtd. Notes	6.95	3/15/14	100,000	115,398
General Mills,
Sr. Unscd. Notes	6.00	2/15/12	90,000	92,657
Kellogg,
Sr. Unscd. Notes	5.13	12/3/12	100,000	105,843
Kraft Foods,
Sr. Unscd. Notes	6.13	2/1/18	100,000	118,459
Pepsico,
Sr. Unscd. Notes	5.15	5/15/12	25,000	25,926
				567,270
Foreign/Governmental--3.1%
Brazilian Government,
Sr. Unscd. Bonds	6.00	1/17/17	100,000	117,550
Brazilian Government,
Unscd. Bonds	10.13	5/15/27	75,000	119,700
Chileon Government,
Sr. Unscd. Bonds	7.13	1/11/12	110,000	113,322
KFW,
Gov't Gtd. Notes	2.75	9/8/20	200,000	196,700
KFW,
Gov't Gtd. Bonds	4.00	1/27/20	200,000	217,827
Mexican Government,
Sr. Unscd. Notes	5.95	3/19/19	56,000	65,100
Mexican Government,
Sr. Unscd. Notes	6.63	3/3/15	50,000	58,200
Oesterreichische Kontrollbank,
Govt. Gtd. Bonds	4.75	10/16/12	250,000	263,023
Peruvian Government,
Sr. Unscd. Bonds	8.75	11/21/33	36,000	51,750

Province of Manitoba Canada,
Sr. Unscd. Debs., Ser. FH	4.90	12/6/16	5,000		5,786
Province of Ontario Canada,
Sr. Unscd. Bonds	4.40	4/14/20	160,000		174,749
Province of New Brunswick Canada,
Sr. Unscd. Bonds	2.75	6/15/18	50,000		50,544
Province of Quebec Canada,
Debs., Ser. NJ	7.50	7/15/23	150,000		204,156
Province of Quebec Canada,
Unscd. Debs., Ser. PD	7.50	9/15/29	50,000		68,965
Republic of Italy,
Sr. Unscd. Notes	5.38	6/15/33	50,000		47,429
Republic of Italy,
Sr. Unscd. Notes	6.88	9/27/23	50,000		54,494
					1,809,295
Health Care--1.7%
Abbott Laboratories,
Sr. Unscd. Notes	6.15	11/30/37	50,000		59,251
Aetna,
Sr. Unscd. Notes	6.00	6/15/16	15,000		17,607
Astrazeneca,
Sr. Unscd. Notes	5.40	6/1/14	25,000		28,188
Astrazeneca,
Sr. Unscd. Notes	5.90	9/15/17	10,000		11,959
Astrazeneca,
Sr. Unscd. Notes	6.45	9/15/37	30,000		36,746
Bristol-Myers Squibb,
Sr. Unscd. Notes	5.88	11/15/36	18,000		20,817
GlaxoSmithKline Capital,
Gtd. Bonds	5.65	5/15/18	100,000		117,303
Merck & Co.,
Sr. Unscd. Notes	4.38	2/15/13	100,000		105,808
Merck & Co.,
Gtd. Notes	6.50	12/1/33	50,000	a	61,705
Pfizer,
Sr. Unscd. Notes	7.20	3/15/39	50,000		66,630
Teva Pharmaceutical Finance,
Gtd. Notes	3.00	6/15/15	350,000		366,913
UnitedHealth Group,
Sr. Unscd. Notes	5.38	3/15/16	26,000		29,835
Wyeth,
Gtd. Notes	5.50	2/1/14	100,000		111,783

				1,034,545
Industrial--.5%
Deere & Co.
Sr. Unscd. Notes	4.38	10/16/19	120,000	130,377
Honeywell International,
Sr. Unscd. Notes	5.00	2/15/19	100,000	112,978
Waste Management,
Gtd. Notes	4.75	6/30/20	50,000	53,842
				297,197
Media--1.7%
Comcast Cable Holdings,
Gtd. Notes	9.80	2/1/12	25,000	26,115
Comcast,
Gtd. Notes	6.30	11/15/17	30,000	35,567
Comcast,
Gtd. Notes	6.45	3/15/37	50,000	55,727
Comcast,
Gtd. Notes	6.95	8/15/37	20,000	23,547
DIRECTV Holdings,
Gtd. Notes	3.55	3/15/15	145,000	154,038
DIRECTV Holdings,
Gtd. Notes	4.75	10/1/14	200,000	220,676
Discovery Communications,
Gtd. Notes	3.70	6/1/15	140,000	149,563
Grupo Televisa,
Sr. Unscd. Notes	6.63	3/18/25	10,000	11,478
News America,
Gtd. Notes	6.15	3/1/37	110,000	110,815
Time Warner Cable,
Gtd. Debs.	6.75	6/15/39	110,000	126,497
Time Warner,
Gtd. Debs.	6.10	7/15/40	75,000	79,758
Time Warner,
Gtd. Notes	7.63	4/15/31	20,000	24,788
				1,018,569
Municipal Bonds--.2%
California,
GO (Various Purpose)	5.45	4/1/15	20,000	22,222
California,
GO (Build America Bonds)	7.30	10/1/39	50,000	59,464
California,
GO (Build America Bonds)	7.55	4/1/39	20,000	24,598

				106,284
Oil & Gas--2.0%
Anadarko Petroleum,
Sr. Unscd. Notes	5.95	9/15/16	100,000	115,416
ConocoPhillips,
Gtd. Notes	6.50	2/1/39	50,000	61,038
Encana,
Sr. Unscd. Notes	6.50	2/1/38	25,000	28,496
Hess,
Sr. Unscd. Notes	8.13	2/15/19	75,000	97,459
Nabors Industries,
Gtd. Notes	9.25	1/15/19	75,000	98,125
Nexen,
Sr. Unscd. Notes	6.40	5/15/37	25,000	27,019
Pemex Project Funding Master
Trust, Gtd. Notes	5.75	3/1/18	35,000	39,042
Petrobras International Finance,
Gtd. Notes	5.88	3/1/18	25,000	27,960
Sempra Energy,
Sr. Unscd. Notes	6.15	6/15/18	50,000	58,096
Shell International Finance,
Gtd. Notes	6.38	12/15/38	50,000	62,172
Suncor Energy,
Sr. Unscd. Notes	6.50	6/15/38	25,000	29,023
Total Capital,
Gtd. Notes	3.00	6/24/15	400,000	423,796
Transocean,
Gtd. Notes	6.00	3/15/18	90,000	102,681
				1,170,323
Paper & Paper Related--.2%
International Paper,
Sr. Unscd. Notes	7.95	6/15/18	100,000	123,114
Pipelines--.9%
El Paso Natural Gas,
Sr. Unscd. Notes	5.95	4/15/17	35,000	40,471
Energy Transfer Partners,
Sr. Unscd. Notes	5.95	2/1/15	100,000	111,963
Enterprise Products Operating,
Gtd. Notes, Ser. G	5.60	10/15/14	50,000	55,795
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	5.80	3/15/35	60,000	60,832
Oneok,

Sr. Unscd. Notes	6.00	6/15/35	45,000	46,199
Trans Canada Pipelines,
Sr. Unscd. Notes	7.63	1/15/39	50,000	65,635
Williams Partners,
Sr. Unscd. Notes	3.80	2/15/15	150,000	159,097
				539,992
Property & Casualty Insurance--1.0%
Ace INA Holdings,
Gtd. Notes	5.88	6/15/14	15,000	16,873
Aflac,
Sr. Unscd. Notes	8.50	5/15/19	50,000	63,238
Allstate,
Sr. Unscd. Notes	5.55	5/9/35	50,000	51,047
American International Group,
Sr. Unscd. Notes	5.05	10/1/15	50,000	52,909
Berkshire Hathaway Finance,
Gtd. Notes	5.40	5/15/18	50,000	56,925
Chubb,
Sr. Unscd. Notes	6.00	5/11/37	50,000	54,720
MetLife,
Jr. Sub. Debs.	10.75	8/1/69	50,000	71,187
MetLife,
Sr. Unscd. Notes	5.70	6/15/35	50,000	52,395
MetLife,
Sr. Unscd. Notes	6.75	6/1/16	50,000	59,397
Progressive,
Sr. Unscd. Notes	6.25	12/1/32	16,000	17,944
Prudential Financial,
Sr. Unscd. Notes	5.70	12/14/36	50,000	50,385
Travelers,
Sr. Unscd. Notes	5.80	5/15/18	20,000	22,867
				569,887
Retail--1.0%
CVS Caremark,
Sr. Unscd. Notes	5.75	6/1/17	100,000	115,972
Home Depot,
Sr. Unscd. Notes	5.40	3/1/16	100,000	114,316
McDonald's,
Sr. Unscd. Notes	5.35	3/1/18	75,000	87,503
Target,
Sr. Unscd. Notes	6.50	10/15/37	50,000	60,531
Wal-Mart Stores,

Sr. Unscd. Notes	3.63	7/8/20	210,000		215,599
					593,921
Technology--.6%
HP Enterprise Services,
Sr. Unscd. Notes, Ser. B	6.00	8/1/13	100,000	a	109,785
International Business Machines,
Sr. Unscd. Notes	5.70	9/14/17	100,000		119,016
Oracle,
Sr. Unscd. Notes	5.75	4/15/18	100,000		118,252
					347,053
Telecommunications--2.5%
America Movil SAB de CV,
Gtd. Notes	6.38	3/1/35	10,000		11,288
AT&T,
Sr. Unscd. Notes	5.35	9/1/40	170,000		169,942
AT&T,
Gtd. Notes	8.00	11/15/31	6,000	a	8,190
Cisco Systems,
Sr. Unscd. Notes	5.90	2/15/39	50,000		55,548
Deutsche Telekom International
Finance, Gtd. Bonds	9.25	6/1/32	20,000		29,983
France Telecom,
Sr. Unscd. Notes	2.13	9/16/15	350,000		355,010
New Cingular Wireless Services,
Gtd. Notes	8.13	5/1/12	25,000		26,371
Telecom Italia Capital,
Gtd. Notes	5.25	11/15/13	100,000		101,757
Telefonica Emisiones,
Gtd. Notes	3.73	4/27/15	350,000		352,000
Verizon Communications,
Sr. Unscd. Notes	6.40	2/15/38	50,000		57,613
Verizon Global Funding,
Sr. Unscd. Notes	4.38	6/1/13	25,000		26,543
Verizon New York,
Sr. Unscd. Notes, Ser. A	6.88	4/1/12	50,000		52,040
Vodafone Group,
Sr. Unscd. Notes	5.75	3/15/16	150,000		173,158
Vodafone Group,
Sr. Unscd. Bonds	6.15	2/27/37	50,000		57,123
					1,476,566
Transportation--.4%
Burlington Northern Santa Fe,

Sr. Unscd. Debs.	7.95	8/15/30	50,000	66,546
Burlington Northern Sante Fe,
Sr. Unscd. Notes	5.75	3/15/18	75,000	86,765
Norfolk Southern,
Sr. Unscd. Bonds	7.90	5/15/97	50,000	66,360
Union Pacific,
Sr. Unscd. Notes	4.16	7/15/22	9,000b	9,226
Union Pacific,
Sr. Unscd. Bonds	5.45	1/31/13	9,000	9,614
				238,511
U.S. Government Agencies--3.6%
Federal Home Loan Mortgage Corp.:
Notes	2.88	2/9/15	2,000,000c	2,126,684
U.S. Government Agencies/Mortgage-Backed--45.4%
Federal Home Loan Mortgage Corp.:
4.50%, 12/1/19 - 8/1/25			516,026c	551,147
4.97%, 6/1/38			147,979a,c	159,125
5.00%, 11/1/19 - 7/1/35			455,878c	491,252
5.50%, 12/1/27 - 9/1/38			1,963,189c	2,131,843
5.63%, 2/1/37			28,267a,c	30,635
5.73%, 2/1/37			28,301a,c	30,049
5.89%, 1/1/37			25,133a,c	26,688
6.00%, 10/1/19 - 9/1/34			108,061c	118,861
6.50%, 8/1/12 - 8/1/32			439,854c	501,145
7.00%, 1/1/36			79,562c	92,430
Federal National Mortgage Association:
3.00%			1,510,000c,d	1,522,269
3.50%			1,920,000c,d	1,970,789
4.00%			1,930,000c,d	1,974,600
4.50%			3,180,000c,d	3,348,371
5.00%			1,018,000c,d	1,087,057
6.00%			260,000c,d	285,949
2.38%, 12/1/34			79,135a,c	83,087
4.00%, 4/1/19 - 8/1/24			250,070c	265,562
4.50%, 6/1/29 - 10/1/40			1,336,713c	1,399,590
5.00%, 9/1/29 - 8/1/40			1,574,732c	1,685,062
5.30%, 10/1/37			48,733ac	52,180
5.50%, 7/1/17 - 4/1/38			1,696,199c	1,845,583
5.57%, 4/1/37			31,610a,c	34,176
5.74%, 9/1/38			136,368a,c	146,812
6.00%, 11/1/16 - 1/1/36			1,240,149c	1,374,955
6.50%, 7/1/33 - 8/1/38			333,920c	374,073

7.00%, 4/1/32	43,568	c	50,575
Government National Mortgage Association I:
4.00%	440,000	d	454,988
4.50%	1,230,000	d	1,311,103
5.00%	460,000	d	501,256
5.50%	190,000	d	210,188
6.00%	280,000	d	313,031
6.50%	120,000	d	135,169
5.00%, 11/15/35 - 5/15/39	1,770,366		1,935,484
5.50%, 2/15/33 - 4/15/38	292,467		325,098
			26,768,002
U.S. Government Securities--14.7%
U.S. Treasury Bonds:
3.88%, 8/15/40	1,350,000		1,290,727
4.75%, 2/15/37	1,400,000		1,559,907
U.S. Treasury Notes;
2.38%, 10/31/14	5,500,000		5,804,651
			8,655,285
Total Bonds and Notes
(cost $63,133,892)			65,505,062
	Principal
Short-Term Investments--.2%	Amount ($)		Value ($)
U.S. Treasury Bills;
0.05%, 9/22/11
(cost $119,992)	120,000	[e]	119,989

Other Investment--8.6%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $5,090,000)	5,090,000	[f]	5,090,000
Total Investments (cost $68,343,884)	119.9%		70,715,051
Liabilities, Less Cash and Receivables	(19.9%)		(11,743,980)
Net Assets	100.0%		58,971,071
GO--General Obligation

a	Variable rate security--interest rate subject to periodic change.
b

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2011, these securities were valued at $67,576 or .1% of net assets.

c

The Federal Housing Finance Agency ("FHFA") placed Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
d	Purchased on a forward commitment basis.
e	Held by a broker as collateral for open financial futures positions.
f	Investment in affiliated money market mutual fund.

At July 31, 2011, the aggregate cost of investment securities for income tax purposes was $68,343,884. Net unrealized appreciation on investments was $2,380,168 of which $2,584,932 related to appreciated investment securities and $204,764 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Government & Agencies	63.7
Corporate Bonds	34.1
Asset/Mortgage-Backed	10.0
Short-Term/Money Market Investments	8.8
Foreign/Governmental	3.1
Municipal Bonds	.2
119.9
† Based on net assets.

STATEMENT OF SECURITIES SOLD SHORT
July 31, 2011 (Unaudited)

	Principal
Bonds and Notes	Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
4.50%	70,000 a,b	74,299
Federal National Mortgage Association:
5.50%	140,000 a,b	151,703
5.50%	700,000 a,b	758,625
6.00%	240,000 a,b	260,400
6.50%	470,000 a,b	521,920
Total Securities Sold Short		1,766,947
(proceeds $1,775,948)

a	The Federal Housing Finance Agency ("FHFA") placed Federal National Mortgage Association and
Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
b	Sold on a delayed delivery basis.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
July 31, 2011 (Unaudited)

				Unrealized
Forward Foreign Currency	Foreign			Appreciation
Exchange Contracts	Currency Amount	Cost ($)	Value ($)	(Depreciation)($)
Purchases:
Australian Dollar,
Expiring 9/21/2011	323,000	341,389	352,329	10,940
Australian Dollar,
Expiring 9/21/2011	1,545,902	1,619,757	1,686,274	66,517
Australian Dollar,
Expiring 9/21/2011	988,365	1,038,104	1,078,111	40,007
Australian Dollar,
Expiring 9/21/2011	43,800	45,764	47,777	2,013
Australian Dollar,
Expiring 9/21/2011	102,200	106,648	111,480	4,832
Australian Dollar,
Expiring 9/21/2011	45,000	46,704	49,086	2,382
Australian Dollar,
Expiring 9/21/2011	45,000	46,835	49,086	2,251
Australian Dollar,
Expiring 9/21/2011	65,100	69,273	71,011	1,738
Australian Dollar,
Expiring 9/21/2011	18,600	19,792	20,289	497
Australian Dollar,
Expiring 9/21/2011	102,300	108,709	111,589	2,880
Australian Dollar,
Expiring 9/21/2011	21,600	23,320	23,561	241
Australian Dollar,
Expiring 9/21/2011	432,880	473,908	472,186	(1,722)
Australian Dollar,
Expiring 9/21/2011	340,120	372,171	371,004	(1,167)
British Pound,
Expiring 9/21/2011	178,000	292,231	292,005	(226)
British Pound,
Expiring 9/21/2011	99,400	160,624	163,063	2,439
British Pound,
Expiring 9/21/2011	42,600	68,920	69,884	964
British Pound,

Expiring 9/21/2011	52,000	83,582	85,305	1,723
British Pound,
Expiring 9/21/2011	52,000	83,683	85,305	1,622
British Pound,
Expiring 9/21/2011	33,600	53,671	55,120	1,449
British Pound,
Expiring 9/21/2011	29,400	46,924	48,230	1,306
British Pound,
Expiring 9/21/2011	21,000	33,524	34,450	926
British Pound,
Expiring 9/21/2011	54,450	87,184	89,324	2,140
British Pound,
Expiring 9/21/2011	34,650	55,529	56,843	1,314
British Pound,
Expiring 9/21/2011	9,900	15,862	16,241	379
British Pound,
Expiring 9/21/2011	160,650	255,836	263,543	7,707
British Pound,
Expiring 9/21/2011	28,350	45,104	46,507	1,403
British Pound,
Expiring 9/21/2011	115,000	182,266	188,655	6,389
British Pound,
Expiring 9/21/2011	38,000	61,161	62,338	1,177
British Pound,
Expiring 9/21/2011	91,000	146,694	149,284	2,590
Canadian Dollar,
Expiring 9/21/2011	101,700	103,803	106,312	2,509
Canadian Dollar,
Expiring 9/21/2011	237,300	242,383	248,061	5,678
Canadian Dollar,
Expiring 9/21/2011	128,400	130,654	134,223	3,569
Canadian Dollar,
Expiring 9/21/2011	299,600	305,415	313,186	7,771
Canadian Dollar,
Expiring 9/21/2011	45,000	46,215	47,040	825
Canadian Dollar,
Expiring 9/21/2011	4,000	4,069	4,181	112
Canadian Dollar,
Expiring 9/21/2011	3,500	3,562	3,658	96
Canadian Dollar,

Expiring 9/21/2011	2,500	2,545	2,613	68
Canadian Dollar,
Expiring 9/21/2011	256,000	265,046	267,609	2,563
Canadian Dollar,
Expiring 9/21/2011	153,000	159,014	159,938	924
Canadian Dollar,
Expiring 9/21/2011	27,000	28,004	28,224	220
Canadian Dollar,
Expiring 9/21/2011	288,500	300,746	301,582	836
Canadian Dollar,
Expiring 9/21/2011	46,160	48,038	48,253	215
Canadian Dollar,
Expiring 9/21/2011	242,340	252,136	253,329	1,193
Canadian Dollar,
Expiring 9/21/2011	80,000	83,710	83,628	(82)
Canadian Dollar,		.
Expiring 9/21/2011	101,400	106,940	105,998	(942)
Canadian Dollar,
Expiring 9/21/2011	67,600	71,279	70,665	(614)
Canadian Dollar,
Expiring 9/21/2011	169,000	177,973	176,663	(1,310)
Canadian Dollar,
Expiring 9/21/2011	11,400	12,053	11,917	(136)
Euro,
Expiring 9/21/2011	501,024	728,076	718,976	(9,100)
Euro,
Expiring 9/21/2011	535,000	763,584	767,732	4,148
Euro,
Expiring 9/21/2011	742,000	1,075,060	1,064,779	(10,281)
Euro,
Expiring 9/21/2011	799,000	1,154,818	1,146,575	(8,243)
Euro,
Expiring 9/21/2011	141,000	202,948	202,336	(612)
Euro,
Expiring 9/21/2011	55,000	77,801	78,926	1,125
Euro,
Expiring 9/21/2011	8,800	12,422	12,628	206
Euro,
Expiring 9/21/2011	46,200	65,214	66,297	1,083
Euro,

Expiring 9/21/2011	59,000	83,284	84,666	1,382
Euro,
Expiring 9/21/2011	300,000	430,563	430,504	(59)
Japanese Yen,
Expiring 9/21/2011	39,789,682	496,356	517,204	20,848
Japanese Yen,
Expiring 9/21/2011	36,822,000	459,611	478,628	19,017
Japanese Yen,
Expiring 9/21/2011	39,789,684	496,227	517,204	20,977
Japanese Yen,
Expiring 9/21/2011	53,052,910	664,685	689,605	24,920
Japanese Yen,
Expiring 9/21/2011	7,926,600	98,662	103,033	4,371
Japanese Yen,
Expiring 9/21/2011	18,495,400	230,616	240,411	9,795
Japanese Yen,
Expiring 9/21/2011	487,500	6,033	6,336	303
Japanese Yen,
Expiring 9/21/2011	487,500	6,036	6,337	301
Japanese Yen,
Expiring 9/21/2011	14,728,000	183,506	191,441	7,935
Japanese Yen,
Expiring 9/21/2011	1,891,600	23,535	24,588	1,053
Japanese Yen,
Expiring 9/21/2011	1,655,150	20,558	21,514	956
Japanese Yen,
Expiring 9/21/2011	1,182,250	14,687	15,367	680
Japanese Yen,
Expiring 9/21/2011	2,597,550	32,346	33,764	1,418
Japanese Yen,
Expiring 9/21/2011	14,719,450	183,404	191,330	7,926
Japanese Yen,
Expiring 9/21/2011	8,971,000	113,663	116,609	2,946
Japanese Yen,
Expiring 9/21/2011	7,535,640	95,428	97,952	2,524
Japanese Yen,
Expiring 9/21/2011	1,435,360	18,186	18,657	471
Japanese Yen,
Expiring 9/21/2011	8,477,000	107,324	110,188	2,864
New Zealand Dollar,

Expiring 9/21/2011	264,995	215,832	231,987	16,155
New Zealand Dollar,
Expiring 9/21/2011	264,994	216,162	231,986	15,824
New Zealand Dollar,
Expiring 9/21/2011	415,533	337,055	363,773	26,718
New Zealand Dollar,
Expiring 9/21/2011	11,100	8,955	9,717	762
New Zealand Dollar,
Expiring 9/21/2011	25,900	20,953	22,674	1,721
New Zealand Dollar,
Expiring 9/21/2011	56,500	44,824	49,462	4,638
New Zealand Dollar,
Expiring 9/21/2011	56,500	44,994	49,462	4,468
New Zealand Dollar,
Expiring 9/21/2011	140,000	113,638	122,561	8,923
New Zealand Dollar,
Expiring 9/21/2011	41,650	33,555	36,462	2,907
New Zealand Dollar,
Expiring 9/21/2011	29,750	23,966	26,044	2,078
New Zealand Dollar,
Expiring 9/21/2011	47,600	38,355	41,671	3,316
New Zealand Dollar,
Expiring 9/21/2011	26,700	22,041	23,374	1,333
New Zealand Dollar,
Expiring 9/21/2011	151,300	125,068	132,454	7,386
New Zealand Dollar,
Expiring 9/21/2011	57,000	46,548	49,900	3,352
New Zealand Dollar,
Expiring 9/21/2011	133,500	111,156	116,871	5,715
New Zealand Dollar,
Expiring 9/21/2011	112,140	93,436	98,172	4,736
New Zealand Dollar,
Expiring 9/21/2011	21,360	17,775	18,699	924
New Zealand Dollar,
Expiring 9/21/2011	219,000	184,328	191,721	7,393
New Zealand Dollar,
Expiring 9/21/2011	86,700	73,750	75,900	2,150
New Zealand Dollar,
Expiring 9/21/2011	144,500	122,978	126,501	3,523
New Zealand Dollar,

Expiring 9/21/2011	57,800	49,294	50,600	1,306
Norwegian Krone,
Expiring 9/21/2011	727,200	131,941	134,589	2,648
Norwegian Krone,
Expiring 9/21/2011	1,696,800	310,379	314,040	3,661
Norwegian Krone,
Expiring 9/21/2011	447,000	79,580	82,729	3,149
Norwegian Krone,
Expiring 9/21/2011	447,000	80,143	82,730	2,586
Norwegian Krone,
Expiring 9/21/2011	735,000	132,082	136,032	3,950
Norwegian Krone,
Expiring 9/21/2011	2,587,000	473,359	478,797	5,438
Norwegian Krone,
Expiring 9/21/2011	872,000	157,337	161,388	4,051
Norwegian Krone,
Expiring 9/21/2011	545,000	98,070	100,867	2,797
Norwegian Krone,
Expiring 9/21/2011	763,000	138,167	141,214	3,047
Norwegian Krone,
Expiring 9/21/2011	354,550	65,171	65,619	448
Norwegian Krone,
Expiring 9/21/2011	557,150	102,060	103,116	1,056
Norwegian Krone,
Expiring 9/21/2011	101,300	18,610	18,748	138
Norwegian Krone,
Expiring 9/21/2011	1,025,100	185,242	189,723	4,481
Norwegian Krone,
Expiring 9/21/2011	180,900	32,681	33,481	800
Norwegian Krone,
Expiring 9/21/2011	458,000	82,330	84,766	2,436
Norwegian Krone,
Expiring 9/21/2011	629,000	112,742	116,414	3,672
Swedish Krona,
Expiring 9/21/2011	9,470,944	1,525,628	1,500,894	(24,734)
Swedish Krona,
Expiring 9/21/2011	132,500	20,192	20,997	805
Swedish Krona,
Expiring 9/21/2011	132,500	20,295	20,998	703
Swedish Krona,

Expiring 9/21/2011	441,000	68,574	69,887	1,313
Swedish Krona,
Expiring 9/21/2011	1,409,000	220,825	223,289	2,464
Swedish Krona,
Expiring 9/21/2011	362,950	57,782	57,518	(264)
Swedish Krona,
Expiring 9/21/2011	64,050	10,145	10,150	5
Swedish Krona,
Expiring 9/21/2011	879,000	133,526	139,298	5,772
Swedish Krona,
Expiring 9/21/2011	334,000	51,218	52,930	1,712
Swiss Franc,
Expiring 9/21/2011	174,300	204,266	221,649	17,383
Swiss Franc,
Expiring 9/21/2011	406,700	477,065	517,180	40,115
Swiss Franc,
Expiring 9/21/2011	55,000	65,621	69,941	4,320
Swiss Franc,
Expiring 9/21/2011	96,901	116,532	123,224	6,692
Swiss Franc,
Expiring 9/21/2011	1,143	1,377	1,454	77
Swiss Franc,
Expiring 9/21/2011	476,000	566,494	605,305	38,811
Swiss Franc,
Expiring 9/21/2011	27,000	32,276	34,335	2,059
Swiss Franc,
Expiring 9/21/2011	148,500	177,403	188,840	11,437
Swiss Franc,
Expiring 9/21/2011	94,500	113,049	120,171	7,122
Swiss Franc,
Expiring 9/21/2011	79,000	94,588	100,460	5,872
Swiss Franc,
Expiring 9/21/2011	193,000	236,866	245,428	8,562
Swiss Franc,
Expiring 9/21/2011	104,000	127,022	132,251	5,229
Swiss Franc,
Expiring 9/21/2011	156,000	190,337	198,377	8,040
Swiss Franc,
Expiring 9/21/2011	260,000	317,485	330,629	13,144
Sales:		Proceeds ($)

Australian Dollar,
Expiring 9/21/2011	44,100	46,012	48,104	(2,092)
Australian Dollar,
Expiring 9/21/2011	102,900	107,443	112,244	(4,801)
Australian Dollar,
Expiring 9/21/2011	201,000	210,059	219,251	(9,192)
Australian Dollar,
Expiring 9/21/2011	331,000	346,443	361,055	(14,612)
Australian Dollar,
Expiring 9/21/2011	35,200	36,501	38,396	(1,895)
Australian Dollar,
Expiring 9/21/2011	30,800	31,949	33,596	(1,647)
Australian Dollar,
Expiring 9/21/2011	22,000	22,794	23,998	(1,204)
Australian Dollar,
Expiring 9/21/2011	1,305	1,368	1,424	(56)
Australian Dollar,
Expiring 9/21/2011	110,635	115,336	120,681	(5,345)
Australian Dollar,
Expiring 9/21/2011	19,050	20,164	20,780	(616)
Australian Dollar,
Expiring 9/21/2011	107,950	114,522	117,752	(3,230)
Australian Dollar,
Expiring 9/21/2011	146,000	155,918	159,257	(3,339)
Australian Dollar,
Expiring 9/21/2011	10,000	10,651	10,908	(257)
Australian Dollar,
Expiring 9/21/2011	122,640	130,789	133,776	(2,987)
Australian Dollar,
Expiring 9/21/2011	23,360	24,877	25,481	(604)
Australian Dollar,
Expiring 9/21/2011	571,000	602,690	622,848	(20,158)
Australian Dollar,
Expiring 9/21/2011	46,800	49,883	51,050	(1,167)
Australian Dollar,
Expiring 9/21/2011	78,000	83,003	85,083	(2,080)
Australian Dollar,
Expiring 9/21/2011	31,200	33,248	34,033	(785)
British Pound,
Expiring 9/21/2011	565,413	926,094	927,548	(1,454)

British Pound,
Expiring 9/21/2011	1,643,234	2,688,725	2,695,691	(6,966)
British Pound,
Expiring 9/21/2011	4,500	7,329	7,382	(53)
British Pound,
Expiring 9/21/2011	10,500	17,120	17,225	(105)
British Pound,
Expiring 9/21/2011	90,000	145,555	147,643	(2,088)
British Pound,
Expiring 9/21/2011	24,000	38,536	39,371	(835)
British Pound,
Expiring 9/21/2011	97,000	155,669	159,126	(3,457)
British Pound,
Expiring 9/21/2011	60,900	97,696	99,905	(2,209)
British Pound,
Expiring 9/21/2011	345,100	554,621	566,129	(11,508)
British Pound,
Expiring 9/21/2011	57,000	91,807	93,507	(1,700)
British Pound,
Expiring 9/21/2011	47,880	77,007	78,546	(1,539)
British Pound,
Expiring 9/21/2011	9,120	14,677	14,961	(284)
British Pound,
Expiring 9/21/2011	5,100	8,233	8,366	(133)
British Pound,
Expiring 9/21/2011	3,400	5,488	5,578	(90)
British Pound,
Expiring 9/21/2011	8,500	13,718	13,944	(226)
British Pound,
Expiring 9/21/2011	31,200	50,803	51,183	(380)
British Pound,
Expiring 9/21/2011	6,720	10,984	11,024	(40)
British Pound,
Expiring 9/21/2011	5,280	8,611	8,662	(51)
Canadian Dollar,
Expiring 9/21/2011	443,207	452,270	463,305	(11,035)
Canadian Dollar,
Expiring 9/21/2011	182,500	184,276	190,775	(6,499)
Canadian Dollar,
Expiring 9/21/2011	182,500	184,563	190,775	(6,212)

Canadian Dollar,
Expiring 9/21/2011	78,000	79,437	81,537	(2,100)
Canadian Dollar,
Expiring 9/21/2011	43,350	44,708	45,316	(608)
Canadian Dollar,
Expiring 9/21/2011	7,650	7,883	7,997	(114)
Canadian Dollar,
Expiring 9/21/2011	14,000	14,564	14,634	(70)
Canadian Dollar,
Expiring 9/21/2011	98,560	103,674	103,029	645
Canadian Dollar,
Expiring 9/21/2011	125,440	132,199	131,128	1,071
Euro,
Expiring 9/21/2011	57,000	83,311	81,796	1,515
Euro,
Expiring 9/21/2011	282,800	406,015	405,822	193
Euro,
Expiring 9/21/2011	121,200	173,515	173,923	(408)
Euro,
Expiring 9/21/2011	315,700	446,157	453,033	(6,876)
Euro,
Expiring 9/21/2011	135,300	191,525	194,157	(2,632)
Euro,
Expiring 9/21/2011	178,500	250,998	256,150	(5,152)
Euro,
Expiring 9/21/2011	178,500	251,605	256,150	(4,545)
Euro,
Expiring 9/21/2011	389,000	557,783	558,220	(437)
Euro,
Expiring 9/21/2011	158,400	223,910	227,306	(3,396)
Euro,
Expiring 9/21/2011	99,000	139,755	142,066	(2,311)
Euro,
Expiring 9/21/2011	138,600	196,112	198,893	(2,781)
Euro,
Expiring 9/21/2011	194,600	276,878	279,253	(2,375)
Euro,
Expiring 9/21/2011	55,600	79,073	79,787	(714)
Euro,
Expiring 9/21/2011	305,800	434,270	438,827	(4,557)

Euro,
Expiring 9/21/2011	378,250	530,133	542,794	(12,661)
Euro,
Expiring 9/21/2011	66,750	93,461	95,787	(2,326)
Euro,
Expiring 9/21/2011	380,000	531,574	545,304	(13,730)
Euro,
Expiring 9/21/2011	75,000	105,890	107,626	(1,736)
Euro,
Expiring 9/21/2011	47,400	67,283	68,019	(736)
Euro,
Expiring 9/21/2011	118,500	167,948	170,049	(2,101)
Euro,
Expiring 9/21/2011	71,100	100,759	102,029	(1,270)
Euro,
Expiring 9/21/2011	90,640	130,041	130,069	(28)
Euro,
Expiring 9/21/2011	115,360	165,540	165,543	(3)
Japanese Yen,
Expiring 9/21/2011	6,035,400	74,719	78,451	(3,732)
Japanese Yen,
Expiring 9/21/2011	14,082,600	173,958	183,052	(9,094)
Japanese Yen,
Expiring 9/21/2011	25,627,000	317,967	333,111	(15,144)
Japanese Yen,
Expiring 9/21/2011	31,831,650	392,470	413,762	(21,292)
Japanese Yen,
Expiring 9/21/2011	5,617,350	69,328	73,017	(3,689)
Japanese Yen,
Expiring 9/21/2011	3,450,000	43,240	44,845	(1,605)
Japanese Yen,
Expiring 9/21/2011	5,304,000	67,165	68,944	(1,779)
Japanese Yen,
Expiring 9/21/2011	1,852,000	23,520	24,073	(553)
Japanese Yen,
Expiring 9/21/2011	2,778,000	35,237	36,109	(872)
Japanese Yen,
Expiring 9/21/2011	4,630,000	58,815	60,182	(1,367)
Japanese Yen,
Expiring 9/21/2011	7,443,600	95,037	96,755	(1,718)

Japanese Yen,
Expiring 9/21/2011	3,651,200	46,827	47,460	(633)
Japanese Yen,
Expiring 9/21/2011	2,868,800	36,768	37,290	(522)
New Zealand Dollar,
Expiring 9/21/2011	249,200	199,282	218,159	(18,877)
New Zealand Dollar,
Expiring 9/21/2011	106,800	85,701	93,497	(7,796)
New Zealand Dollar,
Expiring 9/21/2011	224,000	180,105	196,098	(15,993)
New Zealand Dollar,
Expiring 9/21/2011	332,000	273,137	290,645	(17,508)
New Zealand Dollar,
Expiring 9/21/2011	260,100	214,256	227,701	(13,445)
New Zealand Dollar,
Expiring 9/21/2011	45,900	37,723	40,183	(2,460)
New Zealand Dollar,
Expiring 9/21/2011	47,400	40,936	41,496	(560)
New Zealand Dollar,
Expiring 9/21/2011	150,640	130,457	131,876	(1,419)
New Zealand Dollar,
Expiring 9/21/2011	118,360	102,432	103,617	(1,185)
Norwegian Krone,
Expiring 9/21/2011	1,967,291	365,378	364,102	1,276
Norwegian Krone,
Expiring 9/21/2011	2,878,542	531,067	532,755	(1,688)
Norwegian Krone,
Expiring 9/21/2011	422,800	75,597	78,251	(2,654)
Norwegian Krone,
Expiring 9/21/2011	181,200	32,573	33,536	(963)
Norwegian Krone,
Expiring 9/21/2011	3,689,000	681,955	682,753	(798)
Norwegian Krone,
Expiring 9/21/2011	1,414,400	262,821	261,774	1,047
Norwegian Krone,
Expiring 9/21/2011	249,600	46,172	46,195	(23)
Norwegian Krone,
Expiring 9/21/2011	761,000	137,625	140,844	(3,219)
Norwegian Krone,
Expiring 9/21/2011	121,760	21,885	22,535	(650)

Norwegian Krone,
Expiring 9/21/2011	639,240	114,942	118,309	(3,367)
Norwegian Krone,
Expiring 9/21/2011	363,600	66,011	67,294	(1,283)
Norwegian Krone,
Expiring 9/21/2011	242,400	43,939	44,863	(924)
Norwegian Krone,
Expiring 9/21/2011	606,000	109,850	112,157	(2,307)
Norwegian Krone,
Expiring 9/21/2011	138,000	25,420	25,541	(121)
Norwegian Krone,
Expiring 9/21/2011	139,480	25,704	25,815	(111)
Norwegian Krone,
Expiring 9/21/2011	177,520	32,778	32,855	(77)
Swedish Krona,
Expiring 9/21/2011	93,800	14,751	14,865	(114)
Swedish Krona,
Expiring 9/21/2011	40,200	6,290	6,371	(81)
Swedish Krona,
Expiring 9/21/2011	131,600	20,193	20,855	(662)
Swedish Krona,
Expiring 9/21/2011	56,400	8,676	8,938	(262)
Swedish Krona,
Expiring 9/21/2011	132,300	20,316	20,966	(650)
Swedish Krona,
Expiring 9/21/2011	151,200	23,115	23,961	(846)
Swedish Krona,
Expiring 9/21/2011	94,500	14,429	14,976	(547)
Swedish Krona,
Expiring 9/21/2011	635,000	100,122	100,631	(509)
Swedish Krona,
Expiring 9/21/2011	725,000	111,650	114,893	(3,243)
Swedish Krona,
Expiring 9/21/2011	116,000	17,791	18,383	(592)
Swedish Krona,
Expiring 9/21/2011	609,000	93,363	96,510	(3,147)
Swedish Krona,
Expiring 9/21/2011	56,200	8,677	8,906	(229)
Swedish Krona,
Expiring 9/21/2011	140,500	21,680	22,265	(585)

Swedish Krona,
Expiring 9/21/2011	84,300	13,001	13,359	(358)
Swedish Krona,
Expiring 9/21/2011	592,800	93,460	93,943	(483)
Swedish Krona,
Expiring 9/21/2011	528,000	82,971	83,674	(703)
Swedish Krona,
Expiring 9/21/2011	672,000	105,848	106,494	(646)
Swiss Franc,
Expiring 9/21/2011	526,000	628,776	668,888	(40,112)
Swiss Franc,
Expiring 9/21/2011	683,940	816,123	869,732	(53,609)
Swiss Franc,
Expiring 9/21/2011	215,982	258,531	274,653	(16,122)
Swiss Franc,
Expiring 9/21/2011	15,900	18,993	20,219	(1,226)
Swiss Franc,
Expiring 9/21/2011	37,100	44,378	47,178	(2,800)
Swiss Franc,
Expiring 9/21/2011	28,000	32,965	35,606	(2,641)
Swiss Franc,
Expiring 9/21/2011	28,000	32,962	35,606	(2,644)
Swiss Franc,
Expiring 9/21/2011	453,000	535,832	576,057	(40,225)
Swiss Franc,
Expiring 9/21/2011	70,000	83,615	89,015	(5,400)
Swiss Franc,
Expiring 9/21/2011	61,250	73,146	77,889	(4,743)
Swiss Franc,
Expiring 9/21/2011	43,750	52,240	55,635	(3,395)
Swiss Franc,
Expiring 9/21/2011	15,900	18,934	20,219	(1,285)
Swiss Franc,
Expiring 9/21/2011	90,100	106,675	114,575	(7,900)
Swiss Franc,
Expiring 9/21/2011	32,250	38,601	41,011	(2,410)
Swiss Franc,
Expiring 9/21/2011	182,750	218,848	232,394	(13,546)
Swiss Franc,
Expiring 9/21/2011	146,400	181,605	186,169	(4,564)

Swiss Franc,
Expiring 9/21/2011	42,560	53,074	54,121	(1,047)
Swiss Franc,
Expiring 9/21/2011	33,440	41,707	42,524	(817)

Gross Unrealized Appreciation				688,725
Gross Unrealized Depreciation				(643,661)

STATEMENT OF FINANCIAL FUTURES
July 31, 2011 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 7/31/2011($)

Financial Futures Long
Australian 10 Year Bonds	33	3,965,673	September 2011	92,776
Euro-Bond	3	561,985	September 2011	10,573
Euro-Schatz	19	2,960,619	September 2011	8,595
Long Gilt	1	205,335	September 2011	7,825
U.S Treasury 2 Year Notes	24	5,278,125	September 2011	10,169
U.S Treasury 5 Year Notes	11	1,335,898	September 2011	28,282
U.S Treasury 10 Year Notes	68	8,546,750	September 2011	245,613
U.S. Treasury 30 Year Bonds	2	256,250	September 2011	10,183
Financial Futures Short
Australian 13 Year Bonds	24	(2,754,387)	September 2011	(22,570)
Canadian 10 Year Bonds	4	(534,591)	September 2011	(5,509)
Euro-Bobl	21	(3,606,475)	September 2011	(39,734)
Euro-Bond	28	(5,245,197)	September 2011	(162,557)
Japanese 10 Year Mini Bond	12	(2,204,431)	September 2011	(5,070)
U.S Treasury 5 Year Notes	32	(3,886,250)	September 2011	(82,622)
U.S Treasury 10 Year Notes	34	(4,273,375)	September 2011	(114,728)

Gross Unrealized Appreciation				414,016
Gross Unrealized Depreciation				(432,790)

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment spee credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of July 31, 2011 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Asset-Backed	-	1,925,258	-	1,925,258
Commercial Mortgage-Backed	-	3,964,687	-	3,964,687
Corporate Bonds+	-	20,149,567	-	20,149,567
Foreign Government	-	1,809,295	-	1,809,295
Municipal Bonds	-	106,284	-	106,284
Mutual Funds	5,090,000	-	-	5,090,000
U.S. Government Agencies/Mortgage-Backed	-	28,894,686	-	28,894,686
U.S. Treasury	-	8,775,274	-	8,775,274
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	688,725	-	688,725
Futures++	414,016	-	-	414,016
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	(643,661)	-	(643,661)
Futures++	(432,790)	-	-	(432,790)
Securities Sold Short:	-	-	-	-
U.S. Government Agencies/Mortgage-Backed		(1,766,947)
+ See Statement of Investments for additional detailed categorizations.

++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).

Other investments are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available and are not valued by a pricing service approved by the Board of Directors, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Directors. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S. Treasury Bills, are carried at amortized cost, which approximates market value. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward contracts are valued at the forward rate.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Global Absolute Return Fund
July 31, 2011 (Unaudited)

	Face Amount
	Covered by
Options--7.8%	Contracts ($)		Value ($)
Call Options--7.7%
U.S. Treasury 30 Year Notes,	11,500,000	a	2,034,063
August 2011 @ $108
Put Options--.1%
Swiss Market Index,	5,000	a	12,028
September 2011 @ $85.2
Total Options
(cost $1,546,423)			2,046,091
	Principal
Short-Term Investments--76.8%	Amount ($)		Value ($)
U.S. Treasury Bills
0.01%, 10/20/11	7,520,000		7,518,714
0.02%, 8/25/11	660,000		659,933
0.11%, 10/13/11	3,638,000		3,637,447
0.15%, 9/22/11	1,350,000	[b]	1,349,873
0.16%, 8/18/11	3,000,000		2,999,748
0.17%, 9/1/11	4,100,000		4,099,730
Total Short-Term Investments
(cost $20,266,947)			20,265,445

Other Investment--12.3%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $3,236,000)	3,236,000	[c]	3,236,000
Total Investments (cost $25,049,370)	96.9%		25,547,536
Cash and Receivables (Net)	3.1%		828,843
Net Assets	100.0%		26,376,379

a	Non-income producing security.
b	Held by a broker as collateral for open financial futures positions.
c	Investment in affiliated money market mutual fund.

At July 31, 2011, the aggregate cost of investment securities for income tax purposes was $25,049,370. Net unrealized appreciation on investments was $498,374 of which $499,877 related to appreciated investment securities and $1,503 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Short-Term/Money Market Investments	89.1
Options	7.8
96.9
† Based on net assets.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
July 31, 2011 (Unaudited)

				Unrealized
Forward Foreign Currency	Foreign			Appreciation
Exchange Contracts	Currency Amount	Cost ($)	Value ($)	(Depreciation)($)
Purchases:
Australian Dollar,
Expiring 9/21/2011	694,000	733,511	757,017	23,506
Australian Dollar,
Expiring 9/21/2011	1,708,584	1,794,568	1,863,727	69,159
Australian Dollar,
Expiring 9/21/2011	2,672,400	2,800,073	2,915,060	114,987
Australian Dollar,
Expiring 9/21/2011	456,000	475,845	497,406	21,561
Australian Dollar,
Expiring 9/21/2011	82,000	85,105	89,446	4,341
Australian Dollar,
Expiring 9/21/2011	82,000	85,344	89,446	4,102
Australian Dollar,
Expiring 9/21/2011	408,000	433,256	445,047	11,791
Australian Dollar,
Expiring 9/21/2011	138,000	146,109	150,530	4,421
Australian Dollar,
Expiring 9/21/2011	239,800	254,824	261,574	6,750
Australian Dollar,
Expiring 9/21/2011	196,200	208,776	214,015	5,239
Australian Dollar,
Expiring 9/21/2011	73,200	79,031	79,847	816
Australian Dollar,
Expiring 9/21/2011	1,744,000	1,908,344	1,902,360	(5,984)
British Pound,
Expiring 9/21/2011	202,000	331,634	331,377	(257)
British Pound,
Expiring 9/21/2011	46,000	75,000	75,462	462

British Pound,
Expiring 9/21/2011	127,000	205,224	208,340	3,116
British Pound,
Expiring 9/21/2011	94,500	151,894	155,025	3,131
British Pound,
Expiring 9/21/2011	94,500	152,078	155,025	2,947
British Pound,
Expiring 9/21/2011	30,500	48,689	50,034	1,345
British Pound,
Expiring 9/21/2011	91,500	146,040	150,104	4,064
British Pound,
Expiring 9/21/2011	44,550	71,332	73,083	1,751
British Pound,
Expiring 9/21/2011	36,450	58,399	59,795	1,396
British Pound,
Expiring 9/21/2011	470,000	747,762	771,025	23,263
British Pound,
Expiring 9/21/2011	232,000	367,703	380,591	12,888
British Pound,
Expiring 9/21/2011	210,000	338,524	344,500	5,976
British Pound,
Expiring 9/21/2011	4,200	6,780	6,890	110
British Pound,
Expiring 9/21/2011	9,800	15,818	16,077	259
Canadian Dollar,
Expiring 9/21/2011	587,000	599,573	613,619	14,046
Canadian Dollar,
Expiring 9/21/2011	762,000	776,790	796,554	19,764
Canadian Dollar,
Expiring 9/21/2011	103,000	105,782	107,671	1,889
Canadian Dollar,
Expiring 9/21/2011	594,000	614,989	620,936	5,947
Canadian Dollar,
Expiring 9/21/2011	303,000	314,266	316,740	2,474
Canadian Dollar,
Expiring 9/21/2011	92,320	96,077	96,506	429

Canadian Dollar,
Expiring 9/21/2011	1,061,680	1,104,598	1,109,824	5,226
Canadian Dollar,
Expiring 9/21/2011	157,000	164,281	164,119	(162)
Canadian Dollar,
Expiring 9/21/2011	200,400	211,349	209,487	(1,862)
Canadian Dollar,
Expiring 9/21/2011	467,600	493,048	488,804	(4,244)
Canadian Dollar,
Expiring 9/21/2011	84,600	89,442	88,436	(1,006)
Euro,
Expiring 9/21/2011	40,000	58,464	57,401	(1,063)
Euro,
Expiring 9/21/2011	754,802	1,096,859	1,083,150	(13,709)
Euro,
Expiring 9/21/2011	986,000	1,407,278	1,414,922	7,644
Euro,
Expiring 9/21/2011	1,421,000	2,058,841	2,039,153	(19,688)
Euro,
Expiring 9/21/2011	1,762,000	2,536,134	2,528,492	(7,642)
Euro,
Expiring 9/21/2011	227,240	320,765	326,092	5,327
Euro,
Expiring 9/21/2011	19,760	27,894	28,355	461
Euro,
Expiring 9/21/2011	534,000	766,402	766,297	(105)
Japanese Yen,
Expiring 9/21/2011	71,921,481	897,184	934,867	37,683
Japanese Yen,
Expiring 9/21/2011	66,571,000	830,938	865,319	34,381
Japanese Yen,
Expiring 9/21/2011	167,816,791	2,102,530	2,181,356	78,826
Japanese Yen,
Expiring 9/21/2011	40,020,000	499,002	520,197	21,195
Japanese Yen,
Expiring 9/21/2011	893,000	11,052	11,608	556

Japanese Yen,
Expiring 9/21/2011	893,000	11,057	11,608	551
Japanese Yen,
Expiring 9/21/2011	3,073,000	38,319	39,944	1,625
Japanese Yen,
Expiring 9/21/2011	29,597,000	368,769	384,715	15,946
Japanese Yen,
Expiring 9/21/2011	2,881,000	35,791	37,448	1,657
Japanese Yen,
Expiring 9/21/2011	8,643,000	107,352	112,346	4,994
Japanese Yen,
Expiring 9/21/2011	43,861,000	546,180	570,124	23,944
Japanese Yen,
Expiring 9/21/2011	3,019,120	38,252	39,243	991
Japanese Yen,
Expiring 9/21/2011	34,719,880	439,676	451,304	11,628
Japanese Yen,
Expiring 9/21/2011	16,685,000	211,242	216,879	5,637
New Zeland Dollar,
Expiring 9/21/2011	448,580	365,357	392,704	27,347
New Zeland Dollar,
Expiring 9/21/2011	448,580	365,917	392,704	26,787
New Zeland Dollar,
Expiring 9/21/2011	791,840	642,293	693,207	50,914
New Zeland Dollar,
Expiring 9/21/2011	26,000	21,033	22,761	1,728
New Zeland Dollar,
Expiring 9/21/2011	103,500	82,111	90,607	8,496
New Zeland Dollar,
Expiring 9/21/2011	103,500	82,422	90,607	8,185
New Zeland Dollar,
Expiring 9/21/2011	269,000	218,347	235,492	17,145
New Zeland Dollar,
Expiring 9/21/2011	58,750	47,329	51,432	4,103
New Zeland Dollar,
Expiring 9/21/2011	176,250	141,995	154,296	12,301

New Zeland Dollar,
Expiring 9/21/2011	367,000	302,965	321,285	18,320
New Zeland Dollar,
Expiring 9/21/2011	116,000	94,728	101,550	6,822
New Zeland Dollar,
Expiring 9/21/2011	43,520	36,216	38,099	1,883
New Zeland Dollar,
Expiring 9/21/2011	500,480	417,003	438,139	21,136
New Zeland Dollar,
Expiring 9/21/2011	437,000	367,814	382,566	14,752
New Zeland Dollar,
Expiring 9/21/2011	171,000	145,459	149,699	4,240
New Zeland Dollar,
Expiring 9/21/2011	399,000	340,287	349,299	9,012
Norwegian Krone,
Expiring 9/21/2011	4,419,000	808,325	817,860	9,535
Norwegian Krone,
Expiring 9/21/2011	814,500	145,006	150,746	5,740
Norwegian Krone,
Expiring 9/21/2011	814,500	146,033	150,746	4,713
Norwegian Krone,
Expiring 9/21/2011	1,328,000	238,647	245,784	7,137
Norwegian Krone,
Expiring 9/21/2011	4,758,000	870,599	880,601	10,002
Norwegian Krone,
Expiring 9/21/2011	1,025,000	184,444	189,705	5,261
Norwegian Krone,
Expiring 9/21/2011	3,075,000	556,835	569,115	12,280
Norwegian Krone,
Expiring 9/21/2011	1,059,300	194,045	196,053	2,008
Norwegian Krone,
Expiring 9/21/2011	866,700	159,225	160,407	1,182
Norwegian Krone,
Expiring 9/21/2011	2,427,000	438,454	449,184	10,730
Norwegian Krone,
Expiring 9/21/2011	932,000	167,536	172,493	4,957

Norwegian Krone,
Expiring 9/21/2011	1,270,000	227,634	235,049	7,415
Swedish Krona,
Expiring 9/21/2011	16,924,000	2,720,200	2,682,006	(38,194)
Swedish Krona,
Expiring 9/21/2011	328,000	50,329	51,979	1,650
Swedish Krona,
Expiring 9/21/2011	241,000	36,913	38,192	1,279
Swedish Krona,
Expiring 9/21/2011	241,000	36,727	38,192	1,465
Swedish Krona,
Expiring 9/21/2011	883,000	137,303	139,932	2,629
Swedish Krona,
Expiring 9/21/2011	2,805,000	439,613	444,518	4,905
Swedish Krona,
Expiring 9/21/2011	1,001,000	158,549	158,632	83
Swedish Krona,
Expiring 9/21/2011	927,000	145,387	146,904	1,517
Swedish Krona,
Expiring 9/21/2011	1,612,000	244,873	255,459	10,586
Swedish Krona,
Expiring 9/21/2011	607,000	93,081	96,193	3,112
Swiss Franc,
Expiring 9/21/2011	952,000	1,116,709	1,210,611	93,902
Swiss Franc,
Expiring 9/21/2011	73,000	87,096	92,830	5,734
Swiss Franc,
Expiring 9/21/2011	549,664	662,085	698,980	36,895
Swiss Franc,
Expiring 9/21/2011	488,000	580,775	620,565	39,790
Swiss Franc,
Expiring 9/21/2011	208,800	249,600	265,521	15,921
Swiss Franc,
Expiring 9/21/2011	255,200	304,870	324,525	19,655
Swiss Franc,
Expiring 9/21/2011	173,000	207,137	219,995	12,858

Swiss Franc,
Expiring 9/21/2011	397,000	487,233	504,845	17,612
Swiss Franc,
Expiring 9/21/2011	317,700	387,628	404,003	16,375
Swiss Franc,
Expiring 9/21/2011	741,300	905,400	942,674	37,274
Sales:		Proceeds ($)
Australian Dollar,
Expiring 9/21/2011	356,000	371,717	388,325	(16,608)
Australian Dollar,
Expiring 9/21/2011	333,000	348,008	363,237	(15,229)
Australian Dollar,
Expiring 9/21/2011	557,000	582,988	607,577	(24,589)
Australian Dollar,
Expiring 9/21/2011	30,750	31,860	33,542	(1,682)
Australian Dollar,
Expiring 9/21/2011	92,250	95,693	100,627	(4,934)
Australian Dollar,
Expiring 9/21/2011	629,952	660,228	687,153	(26,925)
Australian Dollar,
Expiring 9/21/2011	67,000	70,918	73,084	(2,166)
Australian Dollar,
Expiring 9/21/2011	28,000	29,576	30,542	(966)
Australian Dollar,
Expiring 9/21/2011	531,760	567,096	580,045	(12,949)
Australian Dollar,
Expiring 9/21/2011	46,240	49,243	50,439	(1,196)
Australian Dollar,
Expiring 9/21/2011	1,166,000	1,230,713	1,271,876	(41,163)
Australian Dollar,
Expiring 9/21/2011	97,200	103,603	106,026	(2,423)
Australian Dollar,
Expiring 9/21/2011	226,800	241,687	247,394	(5,707)
British Pound,
Expiring 9/21/2011	3,855,493	6,308,512	6,324,856	(16,344)
British Pound,

Expiring 9/21/2011	140,000	226,419	229,667	(3,248)
British Pound,
Expiring 9/21/2011	111,000	178,229	182,093	(3,864)
British Pound,
Expiring 9/21/2011	375,000	601,815	615,179	(13,364)
British Pound,
Expiring 9/21/2011	889,000	1,426,143	1,458,386	(32,243)
British Pound,
Expiring 9/21/2011	114,000	181,966	187,015	(5,049)
British Pound,
Expiring 9/21/2011	154,560	248,584	253,552	(4,968)
British Pound,
Expiring 9/21/2011	13,440	21,629	22,048	(419)
British Pound,
Expiring 9/21/2011	166,200	270,624	272,648	(2,024)
British Pound,
Expiring 9/21/2011	201,000	327,788	329,736	(1,948)
Canadian Dollar
Expiring 9/21/2011	834,890	851,598	872,750	(21,152)
Canadian Dollar
Expiring 9/21/2011	332,500	336,259	347,578	(11,319)
Canadian Dollar
Expiring 9/21/2011	332,500	335,737	347,578	(11,841)
Canadian Dollar
Expiring 9/21/2011	168,000	171,095	175,618	(4,523)
Canadian Dollar
Expiring 9/21/2011	76,000	78,312	79,446	(1,134)
Canadian Dollar
Expiring 9/21/2011	394,000	414,445	411,867	2,578
Euro,
Expiring 9/21/2011	715,000	1,026,522	1,026,034	488
Euro,
Expiring 9/21/2011	816,000	1,153,197	1,170,970	(17,773)
Euro,
Expiring 9/21/2011	325,500	457,702	467,097	(9,395)
Euro,

Expiring 9/21/2011	325,500	458,809	467,097	(8,288)
Euro,
Expiring 9/21/2011	716,000	1,026,665	1,027,469	(804)
Euro,
Expiring 9/21/2011	555,000	785,297	796,432	(11,135)
Euro,
Expiring 9/21/2011	185,000	261,158	265,477	(4,319)
Euro,
Expiring 9/21/2011	587,400	834,174	842,927	(8,753)
Euro,
Expiring 9/21/2011	480,600	683,495	689,667	(6,172)
Euro,
Expiring 9/21/2011	934,000	1,307,761	1,340,302	(32,541)
Euro,
Expiring 9/21/2011	765,000	1,070,143	1,097,784	(27,641)
Euro,
Expiring 9/21/2011	134,000	189,190	192,292	(3,102)
Euro,
Expiring 9/21/2011	133,800	189,614	192,005	(2,391)
Euro,
Expiring 9/21/2011	312,200	443,160	448,011	(4,851)
Euro,
Expiring 9/21/2011	499,000	715,915	716,071	(156)
Japanese Yen,
Expiring 9/21/2011	23,368,000	288,658	303,748	(15,090)
Japanese Yen,
Expiring 9/21/2011	35,646,000	442,277	463,342	(21,065)
Japanese Yen,
Expiring 9/21/2011	70,352,000	868,264	914,466	(46,202)
Japanese Yen,
Expiring 9/21/2011	7,131,000	89,375	92,692	(3,317)
Japanese Yen,
Expiring 9/21/2011	6,264,000	79,455	81,422	(1,967)
Japanese Yen,
Expiring 9/21/2011	14,616,000	185,619	189,985	(4,366)
Japanese Yen,

Expiring 9/21/2011	9,312,000	118,892	121,041	(2,149)
Japanese Yen,
Expiring 9/21/2011	1,280,000	16,405	16,638	(233)
Norwegian Krone,
Expiring 9/21/2011	3,331,384	618,728	616,566	2,162
Norwegian Krone,
Expiring 9/21/2011	5,326,616	982,716	985,840	(3,124)
Norwegian Krone,
Expiring 9/21/2011	1,274,000	227,793	235,790	(7,997)
Norwegian Krone,
Expiring 9/21/2011	6,920,000	1,279,243	1,280,740	(1,497)
Norwegian Krone,
Expiring 9/21/2011	3,262,000	603,426	603,725	(299)
Norwegian Krone,
Expiring 9/21/2011	2,834,520	509,677	524,607	(14,930)
Norwegian Krone,
Expiring 9/21/2011	246,480	44,302	45,618	(1,316)
Norwegian Krone,
Expiring 9/21/2011	718,500	130,444	132,979	(2,535)
Norwegian Krone,
Expiring 9/21/2011	1,676,500	303,895	310,283	(6,388)
Norwegian Krone,
Expiring 9/21/2011	357,000	65,761	66,073	(312)
Norwegian Krone,
Expiring 9/21/2011	806,000	148,533	149,172	(639)
New Zeland Dollar,
Expiring 9/21/2011	574,000	459,020	502,502	(43,482)
New Zeland Dollar,
Expiring 9/21/2011	404,000	324,832	353,677	(28,845)
New Zeland Dollar,
Expiring 9/21/2011	589,000	484,572	515,633	(31,061)
New Zeland Dollar,
Expiring 9/21/2011	590,000	484,892	516,509	(31,617)
New Zeland Dollar,
Expiring 9/21/2011	54,600	47,154	47,799	(645)
New Zeland Dollar,

Expiring 9/21/2011	481,000	416,270	421,086	(4,816)
Swedish Krona,
Expiring 9/21/2011	578,000	90,896	91,598	(702)
Swedish Krona,
Expiring 9/21/2011	370,500	56,893	58,714	(1,821)
Swedish Krona,
Expiring 9/21/2011	123,500	18,856	19,571	(715)
Swedish Krona,
Expiring 9/21/2011	442,000	69,691	70,046	(355)
Swedish Krona,
Expiring 9/21/2011	48,000	7,306	7,607	(301)
Swedish Krona,
Expiring 9/21/2011	2,662,480	408,174	421,932	(13,758)
Swedish Krona,
Expiring 9/21/2011	231,520	35,508	36,690	(1,182)
Swedish Krona,
Expiring 9/21/2011	210,000	32,388	33,279	(891)
Swedish Krona,
Expiring 9/21/2011	490,000	75,654	77,652	(1,998)
Swedish Krona,
Expiring 9/21/2011	849,000	133,853	134,544	(691)
Swedish Krona,
Expiring 9/21/2011	1,758,000	276,255	278,596	(2,341)
Swiss Franc,
Expiring 9/21/2011	1,159,057	1,383,065	1,473,915	(90,850)
Swiss Franc,
Expiring 9/21/2011	1,023,000	1,222,886	1,300,898	(78,012)
Swiss Franc,
Expiring 9/21/2011	366,018	438,125	465,447	(27,322)
Swiss Franc,
Expiring 9/21/2011	40,000	47,847	50,866	(3,019)
Swiss Franc,
Expiring 9/21/2011	51,500	60,633	65,490	(4,857)
Swiss Franc,
Expiring 9/21/2011	51,500	60,627	65,490	(4,863)
Swiss Franc,

Expiring 9/21/2011	837,000	990,049	1,064,371	(74,322)
Swiss Franc,
Expiring 9/21/2011	260,250	310,795	330,947	(20,152)
Swiss Franc,
Expiring 9/21/2011	86,750	103,585	110,316	(6,731)
Swiss Franc,
Expiring 9/21/2011	262,000	312,005	333,172	(21,167)
Swiss Franc,
Expiring 9/21/2011	436,000	521,862	554,439	(32,577)
Swiss Franc,
Expiring 9/21/2011	5,520	6,733	7,020	(287)
Swiss Franc,
Expiring 9/21/2011	480	586	610	(24)
Swiss Franc,
Expiring 9/21/2011	307,800	381,817	391,414	(9,597)
Swiss Franc,
Expiring 9/21/2011	186,000	231,981	236,527	(4,546)

Gross Unrealized Appreciation
Gross Unrealized Depreciation				1,272,803
				(1,198,187)

STATEMENT OF FINANCIAL FUTURES
July 31, 2011 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 7/31/2011($)
Financial Futures Long
Amsterdam Exchange Index	20	1,883,056	August 2011	(16,797)
Australian 10 Year Bond	17	2,042,922	September 2011	53,826
CAC 40 10 Euro	19	1,002,982	August 2011	(3,745)
Euro-Bond Options	12	133,469	September 2011	(88,145)
FTSE 100	47	8,925,525	September 2011	24,340
FTSE/MIB	3	397,261	September 2011	(16,409)
IBEX 35 Index	2	275,891	August 2011	3,004
S&P 500 Emini	20	1,288,400	September 2011	(1,444)
S&P ASX 200 Index	7	841,389	September 2011	(20,101)
U.S. Treasury 10 Year Notes	2	251,375	September 2011	7,317
Financial Futures Short
Canadian 10 Year	11	1,470,125	September 2011	(32,758)
DAX	6	1,547,874	September 2011	23
Euro-Bond	46	8,617,109	September 2011	(213,302)
Hang Seng	18	2,577,779	August 2011	3,189
Long Gilt	3	616,005	September 2011	(5,011)
Japanese 10 Year Bond	2	3,674,828	September 2011	(24,506)
Japanese 10 Year Mini Bond	14	2,571,836	September 2011	(7,286)
S&P/Toronto Stock Exchange 60 IX	11	1,688,246	September 2011	45,310
Topix Index	6	653,712	September 2011	4,570

Gross Unrealized Appreciation				141,579
Gross Unrealized Depreciation				(429,504)

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of July 31, 2011 in valuing the fund's investments:

	Level 1 -Unadjusted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs		Total
Investments in Securities:
Mutual Funds	3,236,000	-		-	3,236,000
U.S. Treasury	-	20,265,445		-	20,265,445
Other Financial Instruments:
Forward Foreign Exchange Contracts+	-	1,272,803		-	1,272,803
Futures+	141,579	-		-	141,579
Options Purchased	2,046,091	-		-	2,046,091
Liabilities ($)
Other Financial Instruments:
Forward Foreign Exchange Contracts+	-	(1,198,187)		-	(1,198,187)
Futures+	(429,504)	-		-	(429,504)
+ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).

Other investments are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available and are not valued by a pricing service approved by the Board of Directors, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Directors. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S. Treasury Bills, are carried at amortized cost, which approximates market value. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward contracts are valued at the forward rate.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Global Alpha Fund
July 31, 2011 (Unaudited)

Common Stocks--56.1%	Shares	Value ($)
Australia--2.1%
AGL Energy	776	12,096
Alumina	4,253	10,184
Amcor	2,269	17,546
AMP	4,721	23,647
Asciano	5,000	9,172
ASX	302	9,906
Australia & New Zealand Banking Group	4,472	102,323
Bendigo and Adelaide Bank	679	6,593
BHP Billiton	5,582	253,970
BlueScope Steel	3,664	4,588
Boral	1,114	5,103
Brambles	2,254	17,158
Caltex Australia	304	3,560
CFS Retail Property Trust	2,267	4,308
Coca-Cola Amatil	754	9,359
Cochlear	74	5,761
Commonwealth Bank of Australia	2,675	144,773
Computershare	633	5,709
Crown	793	7,770
CSL	922	31,082
Dexus Property Group	10,980	10,433
Echo Entertainment Group	1,233a	5,431
Fairfax Media	3,972	3,840
Fortescue Metals Group	2,325	16,115
Foster's Group	3,393	18,822
Goodman Group	11,621	8,680
GPT Group	2,824	9,337
Iluka Resources	609	11,881

Incitec Pivot	2,270	9,849
Insurance Australia Group	3,514	12,661
James Hardie Industries-CDI	813a	5,117
Leighton Holdings	197	4,568
Lend Lease Group	956	9,304
Lynas	2,174a	5,134
MacArthur Coal	376	6,422
Macquarie Group	570	17,262
Metcash	1,382	6,315
Mirvac Group	4,593	5,802
National Australia Bank	3,731	98,360
Newcrest Mining	1,342	58,302
OneSteel	2,718	5,270
Orica	588	16,606
Origin Energy	1,749	28,222
OZ Minerals	594	8,893
Paladin Energy	1,333a	3,836
Qantas Airways	1,470a	2,979
QBE Insurance Group	1,687	30,391
QR National	3,288	12,135
Ramsay Health Care	282	5,415
Rio Tinto	784	68,895
Santos	1,336	18,902
Sims Metal Management	204	3,778
Sonic Healthcare	650	8,668
Stockland	4,005	13,418
Suncorp Group	2,037	16,558
TABCORP Holdings	1,233	4,361
Tatts Group	1,524	3,884
Telstra	7,187	23,605
Toll Holdings	1,206	6,001
Transurban Group	2,443	13,713
Wesfarmers	1,815	58,455
Wesfarmers-PPS	190	6,201

Westfield Group	3,596	31,442
Westfield Retail Trust	5,209	13,961
Westpac Banking	5,182	116,235
Woodside Petroleum	1,064	44,822
Woolworths	2,048	60,605
WorleyParsons	374	11,302
		1,646,796
Austria--.1%
Erste Group Bank	335	16,074
IMMOFINANZ	1,396a	5,400
OMV	234	9,351
Raiffeisen Bank International	116	5,823
Telekom Austria	603	7,392
Verbund	172	7,037
Vienna Insurance Group	90	4,792
Voestalpine	207	10,747
		66,616
Belgium--.2%
Ageas	3,624	7,473
Anheuser-Busch InBev	1,421	82,088
Anheuser-Busch InBev (STRIP)	1,224a	4
Bekaert	38	2,317
Belgacom	249	8,704
Colruyt	135	6,577
Delhaize Group	180	12,964
Dexia	1,010a	2,685
Groupe Bruxelles Lambert	132	11,157
Groupe Bruxelles Lambert (STRIP)	31a	0
KBC Groep	268	9,505
Mobistar	79	5,516
Solvay	91	13,718
UCB	179	8,249
Umicore	206	10,544
		181,501

Canada--3.0%
Agnico-Eagle Mines	300	16,708
Agrium	300	26,288
Alimentation Couche Tard, Cl. B	200	6,320
ARC Resources	400	10,443
Athabasca Oil Sands	354a	5,769
Bank of Montreal	1,089	68,508
Bank of Nova Scotia	1,870	106,185
Barrick Gold	1,716	81,920
Baytex Energy	192	10,731
BCE	400	15,285
Bell Aliant	189	5,487
Bombardier, Cl. B	2,429	14,714
Bonavista Energy	160	4,821
Brookfield Asset Management, Cl. A	995	31,389
Brookfield Office Properties	400	7,609
CAE	500	6,550
Cameco	654	17,417
Canadian Imperial Bank of Commerce	700	53,541
Canadian National Railway	830	62,319
Canadian Natural Resources	1,900	76,824
Canadian Oil Sands	746	20,414
Canadian Pacific Railway	282	18,032
Canadian Tire, Cl. A	135	8,266
Canadian Utilities, Cl. A	200	11,818
Cenovus Energy	1,241	47,772
Centerra Gold	297	5,830
CGI Group, Cl. A	427a	9,192
CI Financial	300	6,964
Crescent Point Energy	400	18,006
Eldorado Gold	923	15,913
Empire, Cl. A	100	6,075
Enbridge	1,200	39,453
EnCana	1,200	35,252

Enerplus	305	9,523
Fairfax Financial Holdings	34	13,398
Finning International	296	8,500
First Quantum Minerals	144	19,991
Fortis	300	9,954
Franco-Nevada	200	8,374
George Weston	100	6,949
Gildan Activewear	206	6,183
Goldcorp	1,400	67,040
Great-West Lifeco	500	12,509
Husky Energy	400	11,214
IAMGOLD	601	12,043
IGM Financial	200	10,082
Imperial Oil	500	22,009
Industrial Alliance Insurance & Financial Services	200	7,902
Inmet Mining	100	6,916
Intact Financial	196	11,390
Ivanhoe Mines	515a	13,505
Kinross Gold	1,856	30,345
Loblaw	200	7,747
Lululemon Athletica	198a	11,987
Magna International	365	17,826
Manulife Financial	3,200	50,910
MEG Energy	248	13,375
Metro, Cl. A	200	9,929
National Bank of Canada	300	23,283
Nexen	876	20,464
Niko Resources	80	5,509
Onex	200	7,508
Open Text	100a	6,759
Osisko Mining	597a	8,866
Pacific Rubiales Energy	400	11,520
Pan American Silver	200	6,043
Pengrowth Energy	600	7,798

Penn West Petroleum	800	17,842
Potash Corporation of Saskatchewan	1,491	86,196
Power Corporation of Canada	600	15,941
Power Financial	400	11,818
Progress Energy Resources	300	4,358
Research In Motion	809a	20,290
RioCan Real Estate Investment Trust	200	5,442
Ritchie Bros. Auctioneers	200	5,500
Rogers Communications, Cl. B	700	26,763
Royal Bank of Canada	2,500	134,675
Saputo	249	11,678
Shaw Communications, Cl. B	600	13,570
Shoppers Drug Mart	368	15,474
Silver Wheaton	549	19,799
Sino-Forest	423a	3,236
SNC-Lavalin Group	254	14,378
Sun Life Financial	900	24,911
Suncor Energy	2,707	103,894
Talisman Energy	1,700	31,001
Teck Resources, Cl. B	958	47,531
TELUS	100	5,512
TELUS (Non-Voting Shares)	300	15,831
Thomas Reuters	600	20,663
Tim Hortons	300	14,416
TMX Group	200	9,147
Toronto-Dominion Bank	1,500	120,248
Tourmaline Oil	227	8,481
TransAlta	400	8,858
TransCanada	1,300	54,690
Valeant Pharmaceuticals International	452	24,913
Vermillion Energy	148	7,431
Viterra	649	7,360
Yamana Gold	1,300	16,949
Yellow Media	917	1,999

		2,299,961
China--.0%
Yangzijiang Shipbuilding Holdings	4,000	4,835
Denmark--.3%
AP Moller - Maersk, Cl. A	1	7,422
AP Moller - Maersk, Cl. B	2	15,360
Carlsberg, Cl. B	180	17,705
Coloplast, Cl. B	47	7,234
Danske Bank	1,206a	23,376
DSV	410	9,109
Novo Nordisk, Cl. B	740	90,628
Novozymes, Cl. B	81	13,232
Pandora	66	1,892
TDC	800	7,442
Tryg	63	3,445
Vestas Wind Systems	325a	7,183
William Demant Holding	49a	4,300
		208,328
Finland--.2%
Elisa	324	6,975
Fortum	749	19,858
Kesko, Cl. B	161	6,263
Kone, Cl. B	244	14,165
Metso	231	11,336
Neste Oil	180	2,364
Nokia	6,157	35,886
Nokian Renkaat	166	7,791
Orion, Cl. B	239	5,784
Outokumpu	185	1,979
Pohjola Bank, Cl. A	426	5,200
Rautaruukki	107	2,190
Sampo, Cl. A	754	23,046
Sanoma	219	3,849
Stora Enso, Cl. R	1,052	9,086

UPM-Kymmene	808	12,621
Wartsila	304	8,776
		177,169
France--2.4%
Accor	237	10,479
Aeroports de Paris	60	5,468
Air France	288a	3,487
Air Liquide	506	69,768
Alcatel-Lucent	3,600a	14,252
Alstom	320	16,902
Arkema	77	7,541
Atos	112	6,187
AXA	3,004	56,593
BNP Paribas	1,662	108,585
Bouygues	373	14,145
Bureau Veritas	111	9,076
Cap Gemini	262	12,942
Carrefour	986	29,188
Casino Guichard Perrachon	98	8,954
Christian Dior	98	15,702
Cie de St-Gobain	735	42,671
Cie Generale d'Optique Essilor International	319	25,630
Cie Generale de Geophysique-Veritas	212a	7,171
Cie Generale des Etablissements Michelin, Cl. B	313	26,384
CNP Assurances	276	5,331
Credit Agricole	1,825	22,601
Danone	991	70,919
Dassault Systemes	114	10,080
Edenred	237	6,832
EDF	380	14,452
Eiffage	95	5,210
Eramet	10	2,792
Eurazeo	74	5,050
Eutelsat Communications	173	7,467

Fonciere des Regions	64	6,254
France Telecom	3,231	67,045
GDF Suez	2,153	70,633
Gecina	42	5,842
Groupe Eurotunnel	786	8,403
ICADE	48	5,534
Iliad	42	5,396
Imerys	52	3,580
JC Decaux	159a	4,394
Klepierre	157	5,888
L'Oreal	430	51,911
Lafarge	317	17,028
Lagardere	214	8,340
Legrand	301	11,728
LVMH Moet Hennessy Louis Vuitton	427	78,511
Metropole Television	98	2,243
Natixis	1,498	6,841
Neopost	74	5,923
Pernod-Ricard	329	32,678
Peugeot	282	10,755
PPR	127	23,543
Publicis Groupe	208	10,609
Renault	306	16,386
Safran	286	11,931
Sanofi	1,956	152,598
Schneider Electric	435	63,229
SCOR	300	7,749
Societe BIC	49	4,633
Societe Generale	1,108	55,305
Societe Television Francaise 1	223	4,267
Sodexo	168	12,868
Suez Environnement	394	7,321
Technip	170	18,654
Thales	168	7,195

Total	3,625	196,802
Unibail-Rodamco	147	32,827
Vallourec	190	19,418
Veolia Environnement	578	13,128
Vinci	810	47,164
Vivendi	2,172	52,139
Wendel	72	8,309
		1,816,861
Germany--2.1%
Adidas	356	26,495
Allianz	787	102,982
Axel Springer	81	3,591
BASF	1,587	144,175
Bayer	1,431	115,012
Bayerische Motoren Werke	553	55,484
Beiersdorf	161	10,389
Brenntag	50	5,111
Celesio	112	2,159
Commerzbank	6,008a	22,948
Continental	156a	15,602
Daimler	1,563	113,785
Deutsche Bank	1,653	91,499
Deutsche Boerse	321	23,821
Deutsche Lufthansa	309	6,239
Deutsche Post	1,407	24,909
Deutsche Telekom	4,687	73,010
E.ON	3,128	86,393
Fraport Frankfurt Airport Services Worldwide	66	5,306
Fresenius & Co.	183	19,605
Fresenius Medical Care & Co.	350	26,873
GEA Group	268	9,345
Hannover Rueckversicherung	81	4,218
HeidelbergCement	234	12,929
Henkel & Co.	177	9,674

Hochtief	76	6,117
Infineon Technologies	1,786	17,984
K+S	274	21,959
Kabel Deutschland Holding	109a	6,150
Lanxess	155	12,509
Linde	283	50,834
MAN (No Options)	110	13,095
MAN (Options Available)	177	23,561
Merck	106	11,354
Metro	187	10,355
Muenchener Rueckversicherungs	316	46,794
RWE	692	36,342
Salzgitter	53	3,875
SAP	1,624	101,854
Siemens	1,414	181,614
Suedzucker	90	3,182
ThyssenKrupp	561	24,870
United Internet	250	5,091
Volkswagen	50	9,175
Wacker Chemie	21	3,989
		1,602,258
Greece--.1%
Alpha Bank	911a	4,006
Bank of Cyprus	1,162	2,538
Coca-Cola Hellenic Bottling	333a	8,637
EFG Eurobank Ergasias	769a	2,995
Hellenic Telecommunications Organization	542	4,533
National Bank of Greece	1,286a	8,741
OPAP	436	7,237
Public Power	232	2,857
		41,544
Hong Kong--.7%
AIA Group	14,400	52,930
ASM Pacific Technology	400	4,393

Bank of East Asia	2,540	9,809
BOC Hong Kong Holdings	6,500	19,430
Cathay Pacific Airways	2,000	4,634
Cheung Kong Holdings	3,000	45,840
Cheung Kong Infrastructure Holdings	1,000	5,760
CLP Holdings	3,500	32,331
Esprit Holdings	2,162	6,296
Galaxy Entertainment Group	3,000a	7,775
Hang Lung Group	2,000	12,034
Hang Lung Properties	4,000	14,780
Hang Seng Bank	1,300	20,431
Henderson Land Development	2,000	12,676
Hong Kong & China Gas	8,470	20,734
Hong Kong Exchanges & Clearing	1,700	35,093
Hopewell Holdings	1,000	3,240
Hutchison Whampoa	4,000	46,623
Hysan Development	1,000	4,683
Kerry Properties	1,500	7,274
Li & Fung	12,000	19,953
Link REIT	4,000	13,984
MTR	2,000	6,787
New World Development	4,000	5,891
Orient Overseas International	500	2,845
Power Assets Holdings	2,500	20,688
Shangri-La Asia	2,000	5,157
Sino Land	4,000	6,784
SJM Holdings	3,000	7,552
Sun Hung Kai Properties	3,000	45,648
Swire Pacific, Cl. A	1,500	21,130
Wharf Holdings	3,200	23,545
Wheelock & Co.	2,000	8,596
Yue Yuen Industrial Holdings	1,000	3,201
		558,527
Ireland--.1%

Anglo Irish Bank	3,069a,b	4
CRH	1,125	22,067
Elan	1,004a	11,282
Kerry Group, Cl. A	260	10,764
Willis Group Holdings	338	13,838
		57,955
Israel--.1%
Bank Hapoalim	1,335	6,640
Bank Leumi Le-Israel	1,666	7,790
Bezeq Israeli Telecommunication	2,373	5,790
Israel	2	2,186
Israel Chemicals	635	10,764
NICE Systems	136a	4,889
Teva Pharmaceutical Industries	1,661	76,260
		114,319
Italy--.6%
A2A	1,653	2,374
Assicurazioni Generali	1,925	36,680
Atlantia	465	8,627
Banca Carige	966	2,005
Banca Monte dei Paschi di Siena	6,557	4,933
Banco Popolare	2,540	4,891
Enel	11,462	66,213
Enel Green Power	3,490	8,731
ENI	4,283	93,429
EXOR	146	4,404
Fiat	1,272	12,622
Fiat Industrial	1,272a	16,826
Finmeccanica	723	5,569
Intesa Sanpaolo	16,802	39,018
Intesa Sanpaolo-RSP	2,248	4,287
Luxottica Group	184	5,843
Mediaset	1,052	4,523
Mediobanca	844	7,793

Parmalat	3,170	8,259
Pirelli & C	735	7,647
Prysmian	249	4,619
Saipem	447	23,368
Snam Rete Gas	2,540	14,680
Telecom Italia	16,204	20,433
Telecom Italia-RSP	9,545	10,260
Terna Rete Elettrica Nazionale	2,144	9,730
UniCredit	22,539	40,486
Unione di Banche Italiane	912	4,398
		472,648
Japan--5.4%
Advantest	300	5,325
Aeon	1,100	13,837
Aisin Seiki	300	11,559
Ajinomoto	1,000	12,359
All Nippon Airways	2,000	6,763
Amada	1,000	7,760
Asahi Glass	2,000	23,138
Asahi Group Holdings	700	14,800
Asahi Kasei	2,000	14,121
Astellas Pharma	700	27,169
Bank of Kyoto	1,000	9,120
Bank of Yokohama	2,000	9,794
Benesse Holdings	100	4,321
Bridgestone	1,200	29,755
Brother Industries	400	6,234
Canon	2,000	97,163
Casio Computer	600	4,244
Central Japan Railway	4	34,460
Chiba Bank	1,000	6,335
Chubu Electric Power	1,100	18,839
Chugai Pharmaceutical	400	7,089
Chugoku Electric Power	500	8,058

Citizen Holdings	400	2,404
Cosmo Oil	1,000	3,006
Credit Saison	300	5,099
Dai Nippon Printing	1,000	11,349
Dai-ichi Life Insurance	17	24,028
Daicel Chemical Industries	1,000	7,151
Daido Steel	1,000	7,099
Daiichi Sankyo	1,200	24,765
Daikin Industries	400	14,194
Daito Trust Construction	100	9,613
Daiwa House Industry	1,000	13,408
Daiwa Securities Group	3,000	13,059
Dena	100	4,981
Denki Kagaku Kogyo	1,000	4,832
Denso	800	28,543
Dentsu	300	9,359
East Japan Railway	600	37,621
Eisai	400	16,220
Electric Power Development	200	5,288
Elpida Memory	300a	2,767
FamilyMart	100	3,766
FANUC	300	56,782
Fast Retailing	100	17,723
Fuji Electric Holdings	2,000	6,503
Fuji Heavy Industries	1,000	8,032
FUJIFILM Holdings	800	24,179
Fujitsu	3,000	17,645
Fukuoka Financial Group	1,000	4,249
Furukawa Electric	1,000	4,301
Gree	200	4,578
GS Yuasa	1,000	6,944
Gunma Bank	1,000	5,312
Hachijuni Bank	1,000	5,545
Hamamatsu Photonics	100	4,495

Hirose Electric	100	10,001
Hiroshima Bank	1,000	4,392
Hisamitsu Pharmaceutical	100	4,346
Hitachi	8,000	49,644
Hitachi Chemical	200	3,975
Hitachi Construction Machinery	200	4,514
Hokkaido Electric Power	300	4,594
Hokuhoku Financial Group	3,000	6,257
Hokuriku Electric Power	300	5,363
Honda Motor	2,900	115,715
Hoya	700	16,985
Ibiden	200	6,060
Idemitsu Kosan	100	11,582
IHI	3,000	8,084
INPEX	4	31,040
Isetan Mitsukoshi Holdings	680	7,206
Isuzu Motors	2,000	9,949
ITOCHU	2,400	27,672
J Front Retailing	1,200	5,690
Japan Real Estate Investment	1	10,014
Japan Retail Fund Investment	4	6,234
Japan Steel Works	1,000	7,009
Japan Tobacco	7	31,740
JFE Holdings	800	21,764
Joyo Bank	1,000	4,197
JS Group	400	9,986
JSR	300	6,125
JTEKT	300	4,411
Jupiter Telecommunications	3	3,490
JX Holdings	3,640	26,266
Kajima	2,000	6,193
Kamigumi	1,000	9,924
Kaneka	1,000	6,413
Kansai Electric Power	1,200	20,179

Kao	900	25,429
Kawasaki Heavy Industries	2,000	7,333
Kawasaki Kisen Kaisha	1,000	3,278
KDDI	5	37,051
Keikyu	1,000	7,773
Keio	1,000	6,037
Keisei Electric Railway	1,000	6,413
Keyence	110	31,023
Kintetsu	3,000	10,105
Kirin Holdings	2,000	29,382
Kobe Steel	4,000	8,809
Komatsu	1,700	53,011
Konami	200	5,244
Konica Minolta Holdings	1,000	8,110
Kubota	2,000	18,215
Kuraray	500	7,553
Kurita Water Industries	200	5,801
Kyocera	300	32,064
Kyowa Hakko Kirin	371	3,956
Kyushu Electric Power	600	9,436
Lawson	100	5,396
Makita	200	9,405
Marubeni	3,000	22,464
Marui Group	600	4,920
Mazda Motor	3,000	8,278
Medipal Holdings	500	4,716
MEIJI Holdings	117	5,131
Minebea	1,000	5,091
Mitsubishi	2,300	61,470
Mitsubishi Chemical Holdings	2,000	15,624
Mitsubishi Electric	4,000	47,001
Mitsubishi Estate	2,000	35,860
Mitsubishi Gas Chemical	1,000	7,786
Mitsubishi Heavy Industries	5,000	23,319

Mitsubishi Materials	2,000	6,814
Mitsubishi Motors	6,000a	7,851
Mitsubishi Tanabe Pharma	400	7,234
Mitsubishi UFJ Financial Group	22,160	112,537
Mitsubishi UFJ Lease & Finance	120	5,177
Mitsui & Co.	3,100	58,434
Mitsui Chemicals	2,000	7,618
Mitsui Engineering & Shipbuilding	2,000	4,249
Mitsui Fudosan	2,000	38,062
Mitsui OSK Lines	2,000	10,494
Mizuho Financial Group	35,000	57,585
MS&AD Insurance Group Holdings	890	22,276
Murata Manufacturing	400	25,962
Nabtesco	200	5,058
Namco Bandai Holdings	500	6,316
NEC	4,000	9,120
NGK Insulators	1,000	18,305
Nidec	200	19,847
Nikon	500	11,737
Nintendo	200	31,844
Nippon Building Fund	1	10,222
Nippon Electric Glass	1,000	12,618
Nippon Express	2,000	8,809
Nippon Meat Packers	1,000	13,927
Nippon Paper Group	200	4,459
Nippon Sheet Glass	1,000	3,187
Nippon Steel	8,000	26,947
Nippon Telegraph & Telephone	900	44,306
Nippon Yusen	3,000	10,999
Nishi-Nippon City Bank	2,000	6,141
Nissan Motor	4,100	43,661
Nisshin Seifun Group	500	6,380
Nisshin Steel	2,000	4,146
Nissin Foods Holdings	100	3,802

Nitori Holdings	50	4,852
Nitto Denko	300	14,458
NKSJ Holdings	2,900	19,161
Nomura Holdings	6,000	29,227
Nomura Real Estate Office Fund	1	6,542
Nomura Research Institute	200	4,762
NSK	1,000	9,716
NTN	1,000	6,037
NTT Data	2	6,931
NTT DoCoMo	25	45,828
Obayashi	1,000	4,612
Odakyu Electric Railway	1,000	8,615
OJI Paper	1,000	4,988
Olympus	300	10,668
Omron	400	11,250
Ono Pharmaceutical	200	11,167
ORACLE JAPAN	100	3,349
Oriental Land	100	9,354
ORIX	160	17,287
Osaka Gas	3,000	11,854
Otsuka Holdings	400	11,017
Panasonic	4,000	47,830
Rakuten	11	11,158
Resona Holdings	3,000	14,846
Ricoh	1,000	10,779
Rinnai	100	7,721
Rohm	200	11,660
Sankyo	100	5,325
Santen Pharmaceutical	100	4,016
SBI Holdings	44	4,315
Secom	400	19,977
Sega Sammy Holdings	300	6,440
Seiko Epson	300	5,111
Sekisui Chemical	1,000	9,237

Sekisui House	1,000	9,522
Seven & I Holdings	1,300	36,967
Seven Bank	1	2,059
Sharp	2,000	18,422
Shikoku Electric Power	300	6,541
Shimano	100	5,253
Shimizu	1,000	4,418
Shin-Etsu Chemical	700	37,770
Shinsei Bank	4,000	5,078
Shionogi & Co.	500	8,628
Shiseido	600	11,504
Shizuoka Bank	1,000	9,392
Showa Denko	3,000	6,257
Showa Shell Sekiyu	500	4,806
SMC	100	18,383
Softbank	1,500	58,492
Sojitz	2,900	5,711
Sony	1,800	45,402
Sony Financial Holdings	200	3,594
Stanley Electric	300	5,099
Sumco	200	3,156
Sumitomo	1,800	25,371
Sumitomo Chemical	3,000	15,235
Sumitomo Electric Industries	1,300	19,435
Sumitomo Heavy Industries	1,000	7,009
Sumitomo Metal Industries	6,000	14,380
Sumitomo Metal Mining	1,000	17,710
Sumitomo Mitsui Financial Group	2,400	75,678
Sumitomo Mitsui Trust Holdings	4,980	18,323
Sumitomo Realty & Development	1,000	24,692
Sumitomo Rubber Industries	400	5,166
Suzuken	100	2,506
Suzuki Motor	600	13,921
Sysmex	200	7,631

T&D Holdings	450	11,018
Taisei	2,000	4,767
Takashimaya	1,000	7,449
Takeda Pharmaceutical	1,400	66,654
TDK	200	10,338
Teijin	2,000	8,939
Terumo	300	16,829
THK	200	5,159
Tobu Railway	1,000	4,353
Toho	200	3,475
Toho Gas	1,000	5,467
Tohoku Electric Power	700	9,032
Tokio Marine Holdings	1,200	35,367
Tokyo Electric Power	2,300	12,664
Tokyo Electron	300	16,168
Tokyo Gas	4,000	19,018
Tokyu	2,000	8,965
Tokyu Land	1,000	4,690
TonenGeneral Sekiyu	1,000	12,540
Toppan Printing	1,000	7,903
Toray Industries	3,000	23,280
Toshiba	7,000	36,274
Tosoh	1,000	4,249
TOTO	1,000	7,799
Toyo Seikan Kaisha	300	5,247
Toyota Industries	300	9,825
Toyota Motor	4,700	192,104
Toyota Tsusho	400	7,006
Trend Micro	100	3,134
Tsumura & Co.	100	3,269
Ube Industries	2,000	6,788
UNICHARM	200	9,017
Ushio	200	3,760
West Japan Railway	300	12,728

Yahoo! Japan	24	8,494
Yakult Honsha	200	5,705
Yamada Denki	140	11,154
Yamaha	400	4,742
Yamaha Motor	400a	7,737
Yamato Holdings	700	11,989
Yaskawa Electric	1,000	11,077
Yokogawa Electric	400	3,539
		4,156,018
Luxembourg--.1%
ArcelorMittal	1,405	44,024
Millicom International Cellular, SDR	122	14,622
SES	506	13,695
Subsea 7	450a	11,891
Tenaris	794	17,491
		101,723
Macau--.0%
Sands China	3,600a	10,831
Wynn Macau	2,000	6,979
		17,810
Netherlands--.7%
Aegon	2,593a	14,964
Akzo Nobel	369	22,637
ASML Holding	696	24,989
Corio	129	7,890
Delta Lloyd	221	4,853
European Aeronautic Defence and Space	727	25,282
Fugro	121	9,365
Heineken	490	29,067
Heineken Holding	149	7,592
ING Groep	6,535a	70,619
Koninklijke Ahold	1,922	25,653
Koninklijke Boskalis Westminster	92	3,885
Koninklijke DSM	277	15,769

Koninklijke KPN	2,645	37,804
Koninklijke Philips Electronics	1,775	44,254
Koninklijke Vopak	82	4,105
Post NL	628	4,917
QIAGEN	398a	6,714
Randstad Holding	180	8,128
Reed Elsevier	1,224	16,358
SBM Offshore	365	8,825
STMicroelectronics	1,054	8,339
TNT Express	628a	6,362
Unilever	2,879	93,706
Wolters Kluwer	545	11,332
		513,409
New Zealand--.0%
Auckland International Airport	2,415	4,811
Contact Energy	460	2,082
Fletcher Building	1,409	10,010
Sky City Entertainment Group	1,940	6,255
Telecom Corporation of New Zealand	4,764	11,031
		34,189
Norway--.2%
Aker Solutions	268	4,708
DnB NOR	1,506	21,937
Gjensidige Forsikring	483	5,711
Norsk Hydro	1,845	13,171
Orkla	1,204	11,313
Renewable Energy	600a	1,118
SeaDrill	588	20,508
Statoil	1,835	45,263
Telenor	1,391	23,252
Yara International	337	19,273
		166,254
Portugal--.1%
Banco Comercial Portugues, Cl. R	5,684	2,630

Banco Espirito Santo	905	3,436
Cimpor-Cimentos de Portugal	565	4,392
Energias de Portugal	3,114	10,829
Galp Energia, Cl. B	600	13,575
Jeronimo Martins	521	10,208
Portugal Telecom	936	8,119
		53,189
Singapore--.5%
Ascendas Real Estate Investment Trust	3,400a	5,762
CapitaLand	4,500	10,841
CapitaMall Trust	4,000a	6,264
City Developments	1,000	8,773
ComfortDelgro	5,000	5,961
Cosco Singapore	3,000	4,436
DBS Group Holdings	3,500	45,155
Flextronics International	1,406a	9,069
Fraser and Neave	2,000	9,969
Genting Singapore	9,000a	14,206
Global Logistic Properties	4,150	6,964
Golden Agri-Resources	12,640	7,665
Hutchison Port Holdings Trust	9,000	6,840
Keppel	2,200	20,232
Keppel Land	1,000	3,182
Noble Group	7,636	11,862
Olam International	1,045	2,292
Oversea-Chinese Banking	4,000	33,063
SembCorp Industries	2,000	8,424
SembCorp Marine	1,000	4,486
Singapore Airlines	866	10,187
Singapore Exchange	2,000	12,411
Singapore Press Holdings	3,000	9,819
Singapore Technologies Engineering	2,000	5,018
Singapore Telecommunications	13,000	36,287
United Overseas Bank	2,000	33,977

UOL Group	1,000	4,287
Wilmar International	3,000	14,679
		352,111
Spain--.8%
Abertis Infraestructuras	717	13,219
Acciona	39	4,050
Acerinox	192	3,180
ACS Actividades de Construccion y Servicios	261	11,059
Amadeus IT Holding, Cl. A	410	8,278
Banco Bilbao Vizcaya Argentaria	7,138	75,381
Banco de Sabadell	1,518	5,691
Banco Popular Espanol	1,664	8,635
Banco Santander	14,791	155,691
Bankinter	353	2,188
CaixaBank	1786a	10,351
Distribuidora Internacional de Alimentacion	986a	4,180
EDP Renovaveis	522a	3,391
Enagas	243	5,552
Ferrovial	725	9,273
Gas Natural	433	8,733
Grifols	170a	3,724
Iberdrola	6,895	56,169
Inditex	354	32,119
Indra Sistemas	130	2,584
International Consolidated Airlines Group	1,166a	4,542
International Consolidated Airlines Group	1,579a	6,133
Mapfre	1,615	5,753
Red Electrica	170	9,292
Repsol	1,430	45,260
Telefonica	7,079	158,184
Zardoya Otis	178	2,578
		655,190
Sweden--.8%
Alfa Laval	650	13,582

Assa Abloy, Cl. B	485	12,464
Atlas Copco, Cl. A	1,102	26,049
Atlas Copco, Cl. B	708	14,917
Autoliv	142	9,395
Boliden	378	6,544
Electrolux, Ser. B	407	7,672
Getinge, Cl. B	363	9,789
Hennes & Mauritz, Cl. B	1,785	60,871
Hexagon, Cl. B	485	9,873
Holmen, Cl. B	75	2,181
Husqvarna, Cl. B	673	3,885
Industrivarden, Cl. C	308	4,605
Investor, Cl. B	757	16,454
Kinnevik Investment, Cl. B	358	8,252
Modern Times Group, Cl. B	68	4,615
Nordea Bank	5,276	56,125
Ratos, Cl. B	334	6,068
Sandvik	1,605	25,623
Scania, Cl. B	520	10,124
Securitas, Cl. B	706	7,180
Skandinaviska Enskilda Banken, Cl. A	2,519	19,213
Skanska, Cl. B	641	10,426
SKF, Cl. B	609	16,056
SSAB, Cl. A	326	4,385
Svenska Cellulosa, Cl. B	897	13,055
Svenska Handelsbanken, Cl. A	788	24,798
Swedbank, Cl. A	1,505	26,389
Swedish Match	411	15,280
Tele2, Cl. B	581	12,370
Telefonaktiebolaget LM Ericsson, Cl. B	5,241	65,890
TeliaSonera	3,638	27,806
Volvo, Cl. B	2,548	41,163
		593,099
Switzerland--2.2%

ABB	3,799a	91,481
Actelion	178a	9,056
Adecco	193a	11,633
Aryzta	202	11,046
Baloise Holding	91	9,069
Cie Financiere Richemont, Cl. A	917	59,392
Credit Suisse Group	1,962a	70,843
GAM Holding	436a	6,776
Geberit	60a	14,174
Givaudan	12a	13,146
Holcim	398a	27,368
Julius Baer Group	371a	15,820
Kuehne & Nagel International	100	14,007
Lindt & Spruengli-PC	1	3,254
Lonza Group	82a	6,996
Nestle	6,037	384,876
Novartis	4,076	250,807
Pargesa Holding-BR	64	5,680
Roche Holding	1,206	216,658
Schindler Holding-PC	48	5,603
Schindler Holding-PC	85	10,018
SGS	9	17,539
Sika-BR	5	11,710
Sonova Holding	71a	6,715
Straumann Holding	19	4,329
Sulzer	31	4,515
Swatch Group	75	6,989
Swatch Group-BR	52	28,250
Swiss Life Holding	58a	8,639
Swiss Re	640a	35,979
Swisscom	42	20,222
Syngenta	162a	51,999
Synthes	123c	22,144
Transocean	600	36,676

UBS	6,341a	105,469
Zurich Financial Services	260a	61,982
		1,660,860
United Kingdom--5.5%
3i Group	1,736	7,646
Admiral Group	331	8,416
Aggreko	475	15,072
AMEC	595	10,294
Anglo American	2,287	108,869
Antofagasta	731	16,919
ARM Holdings	2,405	23,055
Associated British Foods	591	10,390
AstraZeneca	2,379	116,099
Autonomy	380a	10,486
Aviva	5,140	33,648
Babcock International Group	490	5,425
BAE Systems	5,983	29,856
Balfour Beatty	1,187	5,916
Barclays	20,105	73,595
BG Group	5,880	139,375
BHP Billiton	3,802	141,857
BP	32,338	244,711
British American Tobacco	3,447	159,591
British Land	1,615	15,508
British Sky Broadcasting Group	2,036	23,796
BT Group	12,747	42,058
Bunzl	499	6,319
Burberry Group	776	19,031
Cairn Energy	2,223a	13,494
Capita Group	963	11,350
Capital Shopping Centres Group	773	4,738
Carnival	288	10,003
Centrica	8,718	43,876
Cobham	2,046	6,841

Compass Group	3,461	32,639
Diageo	4,346	88,818
Essar Energy	227a	1,343
Eurasian Natural Resources	384	4,869
Experian	1,561	20,563
Fresnillo	246	7,107
G4S	2,575	11,590
GlaxoSmithKline	8,921	199,741
Glencore International	1,647	12,861
Hammerson	1,232	9,420
Home Retail Group	1,661	3,697
HSBC Holdings	30,886	301,407
ICAP	931	6,843
Imperial Tobacco Group	1,834	63,732
Inmarsat	794	7,038
Intercontinental Hotels Group	460	9,121
International Power	2,339	11,737
Intertek Group	233	7,324
Invensys	1,440	7,297
Investec	662	5,224
ITV	5,158a	5,923
J Sainsbury	1,741	8,691
Johnson Matthey	385	12,892
Kazakhmys	315	6,970
Kingfisher	3,680	15,265
Land Securities Group	1,172	16,449
Legal & General Group	9,111	16,780
Lloyds Banking Group	71,504a	50,881
London Stock Exchange Group	302	4,942
Lonmin	237	4,941
Man Group	3,853	14,091
Marks & Spencer Group	2,386	13,559
National Grid	6,284	61,582
Next	320	12,475

Old Mutual	8,474	17,680
Pearson	1,338	25,785
Petrofac	403	9,268
Prudential	4,279	48,465
Randgold Resources	137	12,492
Reckitt Benckiser Group	1,079	61,230
Reed Elsevier	1,977	17,979
Resolution	2,757	12,500
Rexam	1,726	10,525
Rio Tinto	2,501	176,532
Rolls-Royce Holdings	2,955a	31,650
Royal Bank of Scotland Group	28,023a	16,417
Royal Dutch Shell, Cl. A	6,232	228,585
Royal Dutch Shell, Cl. B	4,648	170,867
RSA Insurance Group	6,348	13,703
SABMiller	1,699	63,726
Sage Group	2,356	10,612
Schroders	205	5,478
Scottish & Southern Energy	1,692	36,301
Segro	1,292	6,405
Serco Group	873	7,738
Severn Trent	444	10,429
Shire	1,004	34,922
Smith & Nephew	1,429	15,036
Smiths Group	590	10,992
Standard Chartered	4,065	103,960
Standard Life	4,201	13,661
Tesco	14,101	88,756
Tui Travel	1,371	4,388
Tullow Oil	1,447	29,216
Unilever	2,280	72,906
United Utilities Group	1,206	11,650
Vedanta Resources	192	5,578
Virgin Media	563	14,897

Vodafone Group	89,814	253,579
Weir Group	397	13,829
Whitbread	332	8,480
WM Morrison Supermarkets	3,454	16,493
Wolseley	426	12,692
WPP	2,060	23,484
Xstrata	3,674	78,130
		4,223,062
United States--27.8%
3M	1,178	102,651
Abbott Laboratories	2,664	136,716
Abercrombie & Fitch, Cl. A	160	11,699
Accenture, Cl. A	1,108	65,527
ACE	625	41,863
Activision Blizzard	1,022	12,100
Adobe Systems	917a	25,419
Advance Auto Parts	156	8,575
Advanced Micro Devices	1,129a	8,287
AES	1,220a	15,018
Aetna	635	26,346
Aflac	829	38,184
AGCO	156a	7,398
Agilent Technologies	607a	25,591
Air Products & Chemicals	379	33,629
Airgas	137	9,412
Akamai Technologies	324a	7,847
Alcoa	1,746	25,719
Alexion Pharmaceuticals	290a	16,472
Allegheny Technologies	153	8,903
Allergan	533	43,338
Alliance Data Systems	107a	10,522
Alliant Energy	201	7,921
Allstate	916	25,392
Alpha Natural Resources	385a	16,443

Altera	522	21,339
Altria Group	3,611	94,969
Amazon.com	620a	137,962
Ameren	406	11,701
American Electric Power	850	31,331
American Express	1,877	93,925
American International Group	796a	22,845
American Tower, Cl. A	703a	36,929
American Water Works	288	8,064
Ameriprise Financial	392	21,207
AmerisourceBergen	526	20,151
AMETEK	264	11,220
Amgen	1,635	89,435
Amphenol, Cl. A	312	15,254
Anadarko Petroleum	893	73,726
Analog Devices	532	18,301
Annaly Capital Management	1,416d	23,760
AON	477	22,953
Apache	663	82,026
Apollo Group, Cl. A	252a	12,809
Apple	1,603a	625,939
Applied Materials	2,100	25,872
Arch Capital Group	258a	8,720
Arch Coal	283	7,245
Archer-Daniels-Midland	1,128	34,269
Arrow Electronics	221a	7,680
Assurant	223	7,943
AT&T	10,311	301,700
Autodesk	395a	13,588
Automatic Data Processing	864	44,487
AutoZone	52a	14,843
Avago Technologies	348	11,703
AvalonBay Communities	137d	18,384
Avery Dennison	191	6,026

Avnet	304a	8,907
Avon Products	784	20,564
Axis Capital Holdings	202	6,438
Baker Hughes	753	58,267
Ball	292	11,330
Bank of America	17,781	172,654
Baxter International	1,019	59,275
BB&T	1,211	31,098
Becton Dickinson & Co.	413	34,531
Bed Bath & Beyond	483a	28,251
Berkshire Hathaway, Cl. B	1,524a	113,035
Best Buy	636	17,554
Biogen Idec	419a	42,684
BlackRock	154	27,483
BMC Software	334a	14,435
Boeing	1,207	85,057
BorgWarner	191a	15,207
Boston Properties	255d	27,377
Boston Scientific	2,691a	19,268
Bristol-Myers Squibb	3,015	86,410
Broadcom, Cl. A	892a	33,066
Brown-Forman, Cl. B	160	11,770
Bunge	255	17,547
C.H. Robinson Worldwide	249	18,005
C.R. Bard	164	16,184
CA	762	16,993
Cablevision Systems (NY Group), Cl. A	423	10,304
Cabot Oil & Gas	209	15,483
Calpine	686a	11,148
Cameron International	363a	20,306
Campbell Soup	378	12,493
Capital One Financial	802	38,336
Cardinal Health	646	28,269
CareFusion	363a	9,580

Carmax	367a	11,733
Carnival	786	26,174
Caterpillar	1,099	108,570
CB Richard Ellis Group, Cl. A	456a	9,941
CBS, Cl. B	1,125	30,791
Celanese, Ser. A	289	15,933
Celgene	807a	47,855
CenterPoint Energy	708	13,863
CenturyLink	1,011	37,518
Cephalon	140a	11,192
Cerner	238a	15,825
CF Industries Holdings	121	18,794
Charles Schwab	1,923	28,710
Chesapeake Energy	1,132	38,884
Chevron	3,499	363,966
Chipotle Mexican Grill	50a	16,229
Chubb	487	30,428
Church & Dwight	264	10,650
CIGNA	503	25,034
Cimarex Energy	155	13,659
Cincinnati Financial	311	8,500
Cintas	277	9,016
Cisco Systems	9,410	150,278
CIT Group	324a	12,876
Citigroup	5,000	191,700
Citrix Systems	333a	23,989
Cliffs Natural Resources	271	24,341
Clorox	267	19,115
CME Group	119	34,414
Coach	525	33,894
Coca-Cola	3,563	242,320
Coca-Cola Enterprises	565	15,882
Cognizant Technology Solutions, Cl. A	529a	36,961
Colgate-Palmolive	839	70,795

Comcast, Cl. A	3,553	85,343
Comcast, Cl. A (Special)	1,118	26,094
Comerica	306	9,801
Computer Sciences	290	10,231
ConAgra Foods	823	21,077
Concho Resources	141a	13,195
ConocoPhillips	2,344	168,745
Consol Energy	385	20,636
Consolidated Edison	493	25,932
Constellation Brands, Cl. A	362a	7,381
Constellation Energy Group	338	13,125
Continental Resources	106a	7,271
Cooper Industries	304	15,902
Corning	2,728	43,402
Costco Wholesale	756	59,157
Covance	119a	6,813
Coventry Health Care	297a	9,504
Covidien	879	44,644
Cree	170a	5,586
Crown Castle International	433a	18,792
Crown Holdings	306a	11,753
CSX	1,995	49,017
Cummins	295	30,940
CVS Caremark	2,354	85,568
D.R. Horton	490	5,821
Danaher	964	47,342
Darden Restaurants	263	13,360
DaVita	177a	14,787
Deere & Co.	740	58,097
Dell	3,063a	49,743
Delta Air Lines	279a	2,201
Denbury Resources	597a	11,534
DENTSPLY International	229	8,677
Devon Energy	718	56,507

DeVry	129	8,016
Diamond Offshore Drilling	124	8,411
DIRECTV, Cl. A	1,398a	70,851
Discover Financial Services	1,051	26,916
Discovery Communications, Cl. A	270a	10,746
Discovery Communications, Cl. C	282a	10,160
DISH Network, Cl. A	340a	10,074
Dolby Laboratories, Cl. A	89a	3,770
Dollar General	109a	3,429
Dollar Tree	172a	11,392
Dominion Resources	1,044	50,582
Dover	340	20,560
Dow Chemical	2,075	72,355
Dr. Pepper Snapple Group	462	17,445
DTE Energy	299	14,902
Duke Energy	2,296	42,706
Duke Realty	396d	5,560
Dun & Bradstreet	102	7,400
E.I. du Pont de Nemours & Co.	1,583	81,398
Eastman Chemical	118	11,398
Eaton	564	27,044
Eaton Vance	238	6,383
eBay	2,045a	66,974
Ecolab	424	21,200
Edison International	552	21,015
Edwards Lifesciences	214a	15,269
El Paso	1,278	26,263
Electronic Arts	563a	12,527
Eli Lilly & Co.	1,853	70,970
EMC	3,564a	92,949
Emerson Electric	1,342	65,879
Energen	116	6,822
Energizer Holdings	129a	10,403
Entergy	339	22,645

EOG Resources	445	45,390
EQT	254	16,124
Equifax	253	8,693
Equity Residential	504d	31,157
Estee Lauder, Cl. A	194	20,353
Everest Re Group	102	8,376
Exelon	1,157	50,989
Expedia	324	10,268
Expeditors International of Washington	386	18,420
Express Scripts	822a	44,602
Exxon Mobil	8,622	687,949
F5 Networks	137a	12,807
Family Dollar Stores	252	13,384
Fastenal	500	16,825
Federal Realty Investment Trust	119d	10,393
FedEx	524	45,525
Fidelity National Financial, Cl. A	408	6,650
Fidelity National Information Services	485	14,560
Fifth Third Bancorp	1,393	17,621
First Solar	95a	11,232
FirstEnergy	776	34,648
Fiserv	217a	13,098
FLIR Systems	304	8,348
Flowserve	97	9,640
Fluor	309	19,631
FMC	130	11,384
FMC Technologies	352a	16,051
Ford Motor	6,243a	76,227
Forest Laboratories	543a	20,124
Fortune Brands	258	15,534
Foster Wheeler	254a	6,883
Franklin Resources	281	35,676
Freeport-McMoRan Copper & Gold	1,634	86,537
Frontier Communications	1,670	12,508

GameStop, Cl. A	315a	7,428
Gap	657	12,674
Garmin	202	6,591
General Dynamics	508	34,615
General Electric	18,292	327,610
General Growth Properties	945d	15,885
General Mills	1,123	41,944
General Motors	1,414	39,140
Genuine Parts	272	14,460
Genworth Financial, Cl. A	798a	6,639
Gilead Sciences	1,343a	56,889
Goldman Sachs Group	876	118,234
Goodrich	226	21,502
Goodyear Tire & Rubber	433a	7,002
Google, Cl. A	438a	264,416
Green Mountain Coffee Roasters	244a	25,364
H&R Block	635	9,500
H.J. Heinz	566	29,794
Halliburton	1,580	86,473
Hansen Natural	131a	10,037
Harley-Davidson	396	17,182
Harris	226	9,011
Hartford Financial Services Group	694	16,253
Hasbro	240	9,494
HCA Holdings	328a	8,751
HCP	769d	28,245
Health Care REIT	316d	16,678
Helmerich & Payne	172	11,877
Henry Schein	182a	12,096
Hershey	270	15,239
Hertz Global Holdings	588a	8,273
Hess	515	35,308
Hewlett-Packard	3,845	135,190
HollyFrontier	180	13,570

Hologic	515a	9,564
Home Depot	2,879	100,563
Honeywell International	1,287	68,340
Hormel Foods	274	7,938
Hospira	294a	15,029
Host Hotels & Resorts	1,122d	17,784
Hudson City Bancorp	833	6,872
Human Genome Sciences	315a	6,618
Humana	310	23,120
IHS, Cl. A	90a	6,632
Illinois Tool Works	748	37,250
Illumina	205a	12,802
Ingersoll-Rand	558	20,880
Integrys Energy Group	130	6,527
Intel	9,521	212,604
IntercontinentalExchange	123a	15,166
International Business Machines	2,125	386,431
International Flavors & Fragrances	127	7,769
International Game Technology	508	9,444
International Paper	734	21,800
Interpublic Group of Cos.	828	8,123
Intuit	454a	21,202
Intuitive Surgical	69a	27,638
Invesco	755	16,746
Iron Mountain	299	9,457
ITT	319	17,015
J.C. Penney	357	10,981
J.M. Smucker	216	16,831
Jacobs Engineering Group	213a	8,337
JB Hunt Transport Services	158	7,148
Jefferies Group	165	3,120
Johnson & Johnson	4,771	309,113
Johnson Controls	1,177	43,490
Joy Global	176	16,530

JPMorgan Chase & Co.	6,969	281,896
Juniper Networks	923a	21,589
KBR	301	10,731
Kellogg	476	26,551
KeyCorp	1,511	12,148
Kimberly-Clark	714	46,667
Kimco Realty	726d	13,816
Kinder Morgan	248	7,001
Kinder Morgan Management	157a	9,603
KLA-Tencor	293	11,667
Kohl's	447	24,455
Kraft Foods, Cl. A	2,835	97,467
Kroger	1,108	27,556
L-3 Communications Holdings	215	17,011
Laboratory Corp. of America Holdings	180a	16,337
Lam Research	166a	6,786
Las Vegas Sands	584a	27,553
Legg Mason	319	9,385
Leggett & Platt	272	5,902
Leucadia National	341	11,481
Liberty Global, Cl. A	247a	10,325
Liberty Global, Ser. C	203a	8,114
Liberty Media-Interactive, Cl. A	1,084a	17,788
Liberty Property Trust	187d	6,351
Life Technologies	323a	14,545
Limited Brands	515a	19,498
Lincoln National	551	14,602
Linear Technology	380	11,134
Lockheed Martin	487	36,881
Loews	505	20,134
Lorillard	265	28,148
Lowe's	2,266	48,900
LSI	1,233a	9,075
Lubrizol	130	17,498

LyondellBasell Industries, Cl. A	493	19,454
M&T Bank	204	17,593
Macerich	218d	11,582
Macy's	731	21,104
Manpower	158	7,982
Marathon Oil	1,240	38,403
Marathon Petroleum	620a	27,150
Marriott International, Cl. A	497	16,153
Marsh & McLennan	943	27,809
Martin Marietta Materials	71	5,369
Marvell Technology Group	960a	14,227
Masco	590	6,225
MasterCard, Cl. A	185	56,101
Mattel	655	17,462
Maxim Integrated Products	527	12,100
McCormick & Co.	225	10,946
McDonald's	1,821	157,480
McGraw-Hill	562	23,379
McKesson	408	33,097
MDU Resources Group	351	7,568
Mead Johnson Nutrition	381	27,192
MeadWestvaco	345	10,743
Medco Health Solutions	690a	43,387
Medtronic	1,789	64,493
Merck & Co.	5,271	179,899
MetLife	1,872	77,145
MetroPCS Communications	331a	5,389
MGM Resorts International	436a	6,588
Microchip Technology	368	12,420
Micron Technology	1,509a	11,121
Microsoft	13,189	361,379
Mohawk Industries	104a	5,411
Molson Coors Brewing, Cl. B	276	12,434
Monsanto	937	68,851

Moody's	358	12,748
Morgan Stanley	2,433	54,134
Mosaic	449	31,753
Motorola Mobility Holdings	506a	11,324
Motorola Solutions	578	25,946
Murphy Oil	334	21,449
Mylan	791a	18,019
Nabors Industries	516a	13,628
NASDAQ OMX Group	219a	5,271
National Oilwell Varco	734	59,138
National Semiconductor	419	10,358
NetApp	621a	29,510
Netflix	94a	25,003
New York Community Bancorp	658	8,903
Newell Rubbermaid	529	8,210
Newfield Exploration	231a	15,574
Newmont Mining	863	47,991
News, Cl. A	3,189	51,088
News, Cl. B	788	13,002
NextEra Energy	695	38,399
Nielson Holdings	210	6,292
NII Holdings	289a	12,239
NIKE, Cl. B	646	58,237
NiSource	516	10,387
Noble	481a	17,734
Noble Energy	311	31,000
Nordstrom	305	15,299
Norfolk Southern	637	48,221
Northeast Utilities	332	11,288
Northern Trust	406	18,231
Northrop Grumman	435	26,322
NRG Energy	457a	11,206
NSTAR	202	8,955
Nuance Communications	393a	7,864

Nucor	564	21,934
NVIDIA	1,009a	13,954
NYSE Euronext	455	15,224
O'Reilly Automotive	237a	14,102
Occidental Petroleum	1,401	137,550
Old Republic International	426	4,447
Omnicare	202	6,161
Omnicom Group	456	21,396
ONEOK	201	14,631
Oracle	7,066	216,078
Owens-Illinois	292a	6,766
PACCAR	509	21,790
Pall	237	11,750
Parker Hannifin	301	23,785
PartnerRe	125	8,353
Patterson	139	4,287
Paychex	563	15,893
Peabody Energy	479	27,528
Pentair	186	6,847
People's United Financial	715	9,066
Pepco Holdings	419	7,827
PepsiCo	2,727	174,637
Perrigo	134	12,102
PetroHawk Energy	577a	22,036
PetSmart	229	9,852
Pfizer	13,952	268,436
PG&E	665	27,551
Pharmaceutical Product Development	185	5,334
Philip Morris International	3,120	222,050
Pinnacle West Capital	192	8,131
Pioneer Natural Resources	200	18,598
Pitney Bowes	342	7,370
Plains Exploration & Production	227a	8,855
Plum Creek Timber	278d	10,625

PNC Financial Services Group	921	50,001
Polo Ralph Lauren	107	14,452
PPG Industries	249	20,966
PPL	1,077	30,048
Praxair	534	55,344
Precision Castparts	251	40,506
Priceline.com	83a	44,625
Principal Financial Group	567	15,666
Procter & Gamble	4,885	300,379
Progress Energy	499	23,323
Progressive	1,145	22,534
ProLogis	656d	23,373
Prudential Financial	868	50,934
Public Service Enterprise Group	908	29,737
Public Storage	252d	30,147
Pulte Group	591a	4,060
QEP Resources	318	13,938
QUALCOMM	2,882	157,876
Quanta Services	378a	7,001
Quest Diagnostics	291	15,717
R.R. Donnelley & Sons	415	7,806
Ralcorp Holdings	107a	9,256
Range Resources	286	18,636
Rayonier	146d	9,410
Raytheon	584	26,122
Red Hat	323a	13,592
Regency Centers	138d	6,199
Regions Financial	2,243	13,660
RenaissanceRe Holdings	95	6,611
Republic Services	678	19,682
Reynolds American	644	22,669
Robert Half International	274	7,502
Rock-Tenn, Cl. A	119	7,314
Rockwell Automation	252	18,084

Rockwell Collins	288	15,866
Roper Industries	183	14,938
Ross Stores	216	16,366
Rowan	178a	6,972
Royal Caribbean Cruises	221	6,767
Safeway	725	14,623
SAIC	706a	11,317
Salesforce.com	203a	29,376
SanDisk	405a	17,225
Sara Lee	940	17,963
SBA Communications, Cl. A	191a	7,290
SCANA	233	9,131
Schlumberger	2,348	212,189
Scripps Networks Interactive, Cl. A	179	8,295
Seagate Technology	786	10,918
Sealed Air	291	6,265
Sears Holdings	80a	5,574
SEI Investments	221	4,371
Sempra Energy	418	21,188
Sherwin-Williams	175	13,505
Sigma-Aldrich	208	13,957
Simon Property Group	512d	61,701
Sirius XM Radio	7,333a	15,473
SLM	821	12,799
Southern	1,454	57,491
Southwest Airlines	263	2,619
Southwestern Energy	619a	27,583
Spectra Energy	1,160	31,343
Sprint Nextel	5,370a	22,715
SPX	89	6,696
St. Jude Medical	599	27,854
Stanley Black & Decker	269	17,692
Staples	1,265	20,316
Starbucks	1,298	52,037

Starwood Hotels & Resorts Worldwide	322d	17,697
State Street	873	36,203
Stericycle	162a	13,303
Stryker	527	28,637
Sunoco	198	8,049
SunTrust Banks	895	21,919
Symantec	1,202a	22,910
Synopsys	266a	6,376
Sysco	1,038	31,752
T. Rowe Price Group	491	27,889
Target	1,132	58,287
TD Ameritrade Holding	489	8,978
TE Connectivity	807	27,785
Teradata	281a	15,444
Texas Instruments	1,973	58,697
Textron	542	12,536
Thermo Fisher Scientific	718a	43,145
Tiffany & Co.	212	16,873
Time Warner	1,929	67,824
Time Warner Cable	623	45,672
TJX	634	35,060
Toll Brothers	239a	4,770
Torchmark	249	10,057
Total System Services	300	5,583
Travelers	745	41,072
TRW Automotive Holdings	147a	7,419
Tyco International	803	35,565
Tyson Foods, Cl. A	547	9,605
U.S. Bancorp	3,326	86,676
Ultra Petroleum	276a	12,922
Union Pacific	855	87,620
United Continential Holdings	87a	1,576
United Parcel Service, Cl. B	1,263	87,425
United States Steel	255	10,197

United Technologies	1,514	125,420
UnitedHealth Group	1,860	92,312
Unum Group	602	14,683
Urban Outfitters	254a	8,265
URS	153a	6,247
Valero Energy	1,056	26,527
Varian Medical Systems	215a	13,493
Ventas	475d	25,712
VeriSign	349	10,892
Verisk Analytics, Cl. A	161a	5,361
Verizon Communications	4,845	170,980
Vertex Pharmaceuticals	331a	17,166
VF	157	18,338
Viacom, Cl. B	973	47,113
Visa, Cl. A	864	73,907
VMware, Cl. A	115a	11,539
Vornado Realty Trust	296d	27,691
Vulcan Materials	217	7,441
W.R. Berkley	221	6,805
W.W. Grainger	111	16,469
Wal-Mart Stores	3,364	177,316
Walgreen	1,607	62,737
Walt Disney	3,105	119,915
Walter Energy	122	14,954
Warner Chilcott, Cl. A	230	4,835
Washington Post, Cl. B	10	4,023
Waste Management	831	26,168
Waters	161a	14,150
Watson Pharmaceuticals	213a	14,299
Weatherford International	1,332a	29,197
WellPoint	688	46,474
Wells Fargo & Co.	8,749	244,447
Western Digital	414a	14,266
Western Union	991	19,235

Weyerhaeuser	800d	15,992
Whirlpool	129	8,931
Whiting Petroleum	233a	13,654
Whole Foods Market	283	18,876
Williams	1,045	33,127
Windstream	881	10,757
Wisconsin Energy	400	12,260
Wynn Resorts	130	19,978
Xcel Energy	840	20,160
Xerox	2,395	22,345
Xilinx	501	16,082
XL Group	594	12,189
Yahoo!	2,002a	26,226
Yum! Brands	822	43,418
Zimmer Holdings	297a	17,826
		21,379,850
Total Common Stocks
(cost $44,776,189)		43,134,422

Preferred Stocks--.2%
Germany--.2%
Bayerische Motoren Werke	37	2,338
Henkel & Co.	327	22,095
Porsche Automobil Holding	281	21,676
ProSieben Sat.1 Media	139	3,596
RWE	68	3,274
Volkswagen	310	62,121
Total Preferred Stocks
(cost $64,041)		115,100

Rights--.0%
Spain
Banco Popular Espanol	5a	0
CaixaBank	1,767	117

Zardoya Otis	160	a	120
Total Rights
(cost $201)			237
	Face Amount
	Covered by
Options Purchased--5.5%	Contracts ($)		Value ($)
Call Options
U.S. Treasury 10 Year Notes,
September 2011 @$108
(cost $3,131,687)	23,800,000	[a]	4,209,625
	Principal
Short-Term Investments--17.5%	Amount ($)		Value ($)
U.S. Treasury Bills:
0.03%, 10/13/11	3,350,000		3,349,491
0.03%, 10/20/11	3,760,000		3,759,357
0.03%, 9/29/11	1,270,000		1,269,870
0.04%, 9/22/11	2,560,000	e	2,559,759
0.05%, 9/1/11	2,500,000		2,499,835
Total Short-Term Investments
(cost $13,439,229)			13,438,312

Other Investment--19.2%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $14,785,000)	14,785,000	[f]	14,785,000
Total Investments (cost $76,196,347)	98.5%		75,704,356
Cash and Receivables (Net)	1.5%		1,154,842
Net Assets	100.0%		76,859,198

BR - Bearer Certificate
CDI - Chess Depository Interest
PC - Participation Certificate
PPS - Price Protected Shares
REIT - Real Estate Investment Trust

RSP - Risparmio (Savings) Shares
SDR- Swedish Depository Receipts
STRIP - Separate Trading of Registered Interest and Principal of Securities

a	Non-income producing security.
b

The valuation of this security has been determined in good faith by management under the direction of the Board of Directors. At July 31, 2011, the value of this security amounted to $4 or less than .01% of net assets.

c

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2011, this securities were valued at $22,144 or .03% of net assets.

d	Investment in real estate investment trust.
e	Held by a broker as collateral for open financial futures, forward foreign currency exchange contracts, and options positions.
f	Investment in affiliated money market mutual fund.

At July 31, 2011, the aggregate cost of investment securities for income tax purposes was $76,196,347.

Net unrealized depreciation on investments was $491,991 of which $7,850,925 related to appreciated investment securities and $8,342,916 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Short-Term / Money Market Investments	36.7
Financial	10.8
Information Technology	6.5
Industrial	6.3
Consumer Discretionary	6.1
Consumer Staples	5.6
Energy	5.6
Options Purchased	5.5
Health Care	5.4
Materials	4.4
Utilities	3.3
Telecommunication Services	2.3
98.5
† Based on net assets.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
July 31, 2011 (Unaudited)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:
Australian Dollar,
Expiring 9/21/2011	1,008,000	1,065,204	1,099,529	34,325
Australian Dollar,
Expiring 9/21/2011	672,000	710,258	733,019	22,761
Australian Dollar,
Expiring 9/21/2011	3,796,892	3,987,971	4,141,660	153,689
Australian Dollar,
Expiring 9/21/2011	5,938,728	6,222,451	6,477,980	255,529
Australian Dollar,
Expiring 9/21/2011	94,350	98,578	102,917	4,339
Australian Dollar,
Expiring 9/21/2011	440,300	459,034	480,280	21,246
Australian Dollar,
Expiring 9/21/2011	94,350	98,456	102,917	4,461
Australian Dollar,
Expiring 9/21/2011	146,800	152,299	160,130	7,831
Australian Dollar,
Expiring 9/21/2011	36,700	38,090	40,033	1,943
Australian Dollar,
Expiring 9/21/2011	183,500	190,983	200,162	9,179
Australian Dollar,
Expiring 9/21/2011	683,000	725,280	745,019	19,739
Australian Dollar,
Expiring 9/21/2011	356,800	379,421	389,198	9,777
Australian Dollar,
Expiring 9/21/2011	133,800	142,183	145,949	3,766
Australian Dollar,

Expiring 9/21/2011	401,400	427,130	437,849	10,719
Australian Dollar,
Expiring 9/21/2011	106,800	115,031	116,498	1,467
Australian Dollar,
Expiring 9/21/2011	849,250	930,525	926,364	(4,161)
Australian Dollar,
Expiring 9/21/2011	339,700	372,116	370,546	(1,570)
Australian Dollar,
Expiring 9/21/2011	2,208,050	2,416,124	2,408,547	(7,577)
British Pound,
Expiring 9/21/2011	240,400	394,677	394,371	(306)
British Pound,
Expiring 9/21/2011	360,600	591,961	591,557	(404)
British Pound,
Expiring 9/21/2011	129,600	211,315	212,606	1,291
British Pound,
Expiring 9/21/2011	47,520	77,473	77,956	483
British Pound,
Expiring 9/21/2011	38,880	63,392	63,782	390
British Pound,
Expiring 9/21/2011	89,700	145,156	147,151	1,995
British Pound,
Expiring 9/21/2011	418,600	676,391	686,705	10,314
British Pound,
Expiring 9/21/2011	89,700	144,950	147,151	2,201
British Pound,
Expiring 9/21/2011	170,000	273,301	278,882	5,581
British Pound,
Expiring 9/21/2011	212,500	341,975	348,602	6,627
British Pound,
Expiring 9/21/2011	42,500	68,312	69,720	1,408
British Pound,
Expiring 9/21/2011	251,250	401,011	412,170	11,159
British Pound,

Expiring 9/21/2011	83,750	133,696	137,390	3,694
British Pound,
Expiring 9/21/2011	115,200	184,571	188,983	4,412
British Pound,
Expiring 9/21/2011	38,400	61,485	62,994	1,509
British Pound,
Expiring 9/21/2011	102,400	164,293	167,985	3,692
British Pound,
Expiring 9/21/2011	443,250	705,729	727,142	21,413
British Pound,
Expiring 9/21/2011	541,750	861,916	888,730	26,814
British Pound,
Expiring 9/21/2011	97,600	154,206	160,111	5,905
British Pound,
Expiring 9/21/2011	390,400	618,756	640,443	21,688
British Pound,
Expiring 9/21/2011	236,060	380,701	387,252	6,551
British Pound,
Expiring 9/21/2011	48,840	78,786	80,121	1,335
British Pound,
Expiring 9/21/2011	122,100	196,828	200,303	3,475
British Pound,
Expiring 9/21/2011	3,000	4,840	4,921	81
British Pound,
Expiring 9/21/2011	5,400	8,716	8,859	143
British Pound,
Expiring 9/21/2011	3,600	5,812	5,906	94
Canadian Dollar,
Expiring 9/21/2011	305,360	311,903	319,207	7,304
Canadian Dollar,
Expiring 9/21/2011	832,800	850,542	870,565	20,023
Canadian Dollar,
Expiring 9/21/2011	249,840	255,191	261,169	5,978
Canadian Dollar,

Expiring 9/21/2011	261,750	266,831	273,620	6,789
Canadian Dollar,
Expiring 9/21/2011	1,221,500	1,244,746	1,276,892	32,146
Canadian Dollar,
Expiring 9/21/2011	261,750	266,121	273,620	7,499
Canadian Dollar,
Expiring 9/21/2011	43,000	44,102	44,950	848
Canadian Dollar,
Expiring 9/21/2011	172,000	176,646	179,800	3,154
Canadian Dollar,
Expiring 9/21/2011	1,294,000	1,339,724	1,352,679	12,955
Canadian Dollar,
Expiring 9/21/2011	131,800	136,853	137,777	924
Canadian Dollar,
Expiring 9/21/2011	230,650	239,619	241,109	1,490
Canadian Dollar,
Expiring 9/21/2011	296,550	307,577	309,998	2,421
Canadian Dollar,
Expiring 9/21/2011	239,200	248,993	250,047	1,054
Canadian Dollar,
Expiring 9/21/2011	1,674,400	1,743,476	1,750,329	6,853
Canadian Dollar,
Expiring 9/21/2011	287,040	298,643	300,056	1,413
Canadian Dollar,
Expiring 9/21/2011	191,360	199,147	200,038	890
Canadian Dollar,
Expiring 9/21/2011	191,980	200,883	200,686	(197)
Canadian Dollar,
Expiring 9/21/2011	99,300	103,905	103,803	(102)
Canadian Dollar,
Expiring 9/21/2011	39,720	41,532	41,521	(11)
Canadian Dollar,
Expiring 9/21/2011	353,750	373,316	369,792	(3,524)
Canadian Dollar,

Expiring 9/21/2011	636,750	671,405	665,625	(5,780)
Canadian Dollar,
Expiring 9/21/2011	424,500	447,694	443,750	(3,944)
Canadian Dollar,
Expiring 9/21/2011	135,000	142,578	141,122	(1,456)
Euro,
Expiring 9/21/2011	18,600	27,190	26,691	(499)
Euro,
Expiring 9/21/2011	12,400	18,124	17,794	(330)
Euro,
Expiring 9/21/2011	2,870,550	4,171,412	4,119,276	(52,136)
Euro,
Expiring 9/21/2011	672,300	959,547	964,759	5,212
Euro,
Expiring 9/21/2011	1,568,700	2,239,483	2,251,104	11,621
Euro,
Expiring 9/21/2011	3,214,000	4,656,662	4,612,131	(44,531)
Euro,
Expiring 9/21/2011	760,600	1,098,134	1,091,471	(6,663)
Euro,
Expiring 9/21/2011	1,711,350	2,463,232	2,455,809	(7,423)
Euro,
Expiring 9/21/2011	1,331,050	1,921,826	1,910,074	(11,752)
Euro,
Expiring 9/21/2011	66,840	94,349	95,916	1,567
Euro,
Expiring 9/21/2011	44,560	62,903	63,944	1,041
Euro,
Expiring 9/21/2011	389,900	551,224	559,511	8,287
Euro,
Expiring 9/21/2011	55,700	78,658	79,930	1,272
Euro,
Expiring 9/21/2011	1,165,200	1,670,149	1,672,077	1,928
Japanese Yen,

Expiring 9/21/2011	238,128,972	2,970,538	3,095,305	124,767
Japanese Yen,
Expiring 9/21/2011	57,027,200	711,812	741,265	29,452
Japanese Yen,
Expiring 9/21/2011	85,540,800	1,067,392	1,111,897	44,505
Japanese Yen,
Expiring 9/21/2011	555,634,271	6,961,388	7,222,378	260,990
Japanese Yen,
Expiring 9/21/2011	14,034,600	174,995	182,428	7,433
Japanese Yen,
Expiring 9/21/2011	17,153,400	213,752	222,967	9,215
Japanese Yen,
Expiring 9/21/2011	46,782,000	582,525	608,093	25,568
Japanese Yen,
Expiring 9/21/2011	1,987,000	24,602	25,828	1,226
Japanese Yen,
Expiring 9/21/2011	397,400	4,919	5,166	247
Japanese Yen,
Expiring 9/21/2011	1,589,600	19,714	20,662	948
Japanese Yen,
Expiring 9/21/2011	258,300	3,221	3,358	137
Japanese Yen,
Expiring 9/21/2011	602,700	7,512	7,834	322
Japanese Yen,
Expiring 9/21/2011	13,522,800	169,013	175,775	6,762
Japanese Yen,
Expiring 9/21/2011	54,091,200	673,958	703,101	29,143
Japanese Yen,
Expiring 9/21/2011	4,131,250	51,324	53,700	2,376
Japanese Yen,
Expiring 9/21/2011	12,393,750	153,939	161,100	7,161
Japanese Yen,
Expiring 9/21/2011	40,428,850	503,441	525,512	22,071
Japanese Yen,

Expiring 9/21/2011	33,078,150	411,860	429,964	18,104
Japanese Yen,
Expiring 9/21/2011	6,514,300	82,497	84,676	2,179
Japanese Yen,
Expiring 9/21/2011	7,817,160	98,993	101,611	2,618
Japanese Yen,
Expiring 9/21/2011	5,211,440	66,029	67,741	1,711
Japanese Yen,
Expiring 9/21/2011	45,600,100	577,457	592,730	15,273
Japanese Yen,
Expiring 9/21/2011	19,488,580	246,769	253,321	6,552
Japanese Yen,
Expiring 9/21/2011	10,080,300	127,622	131,028	3,406
Japanese Yen,
Expiring 9/21/2011	4,032,120	51,037	52,411	1,374
New Zealand Dollar,
Expiring 9/21/2011	1,097,089	894,923	960,434	65,511
New Zealand Dollar,
Expiring 9/21/2011	1,097,089	893,552	960,434	66,882
New Zealand Dollar,
Expiring 9/21/2011	1,787,591	1,449,987	1,564,926	114,939
New Zealand Dollar,
Expiring 9/21/2011	233,000	185,550	203,978	18,428
New Zealand Dollar,
Expiring 9/21/2011	46,600	36,970	40,795	3,825
New Zealand Dollar,
Expiring 9/21/2011	186,400	147,788	163,182	15,394
New Zealand Dollar,
Expiring 9/21/2011	119,600	97,201	104,702	7,501
New Zealand Dollar,
Expiring 9/21/2011	478,400	388,318	418,810	30,492
New Zealand Dollar,
Expiring 9/21/2011	123,000	99,090	107,679	8,589
New Zealand Dollar,

Expiring 9/21/2011	369,000	297,285	323,037	25,752
New Zealand Dollar,
Expiring 9/21/2011	410,300	338,711	359,192	20,481
New Zealand Dollar,
Expiring 9/21/2011	335,700	277,364	293,885	16,521
New Zealand Dollar,
Expiring 9/21/2011	195,200	159,406	170,886	11,480
New Zealand Dollar,
Expiring 9/21/2011	48,800	39,623	42,721	3,098
New Zealand Dollar,
Expiring 9/21/2011	132,000	109,983	115,558	5,575
New Zealand Dollar,
Expiring 9/21/2011	88,000	73,233	77,039	3,806
New Zealand Dollar,
Expiring 9/21/2011	770,000	641,348	674,087	32,739
New Zealand Dollar,
Expiring 9/21/2011	110,000	91,722	96,298	4,576
New Zealand Dollar,
Expiring 9/21/2011	109,680	92,098	96,018	3,920
New Zealand Dollar,
Expiring 9/21/2011	530,120	445,388	464,087	18,699
New Zealand Dollar,
Expiring 9/21/2011	274,200	230,789	240,045	9,256
New Zealand Dollar,
Expiring 9/21/2011	303,500	258,361	265,696	7,335
New Zealand Dollar,
Expiring 9/21/2011	364,200	309,803	318,835	9,032
New Zealand Dollar,
Expiring 9/21/2011	546,300	465,912	478,252	12,340
Norwegian Krone,
Expiring 9/21/2011	6,402,000	1,165,441	1,184,870	19,429
Norwegian Krone,
Expiring 9/21/2011	1,920,600	351,317	355,461	4,144
Norwegian Krone,

Expiring 9/21/2011	2,347,400	427,926	434,452	6,526
Norwegian Krone,
Expiring 9/21/2011	1,464,800	260,698	271,102	10,404
Norwegian Krone,
Expiring 9/21/2011	366,200	65,195	67,776	2,581
Norwegian Krone,
Expiring 9/21/2011	1,831,000	328,283	338,878	10,595
Norwegian Krone,
Expiring 9/21/2011	925,500	166,316	171,290	4,974
Norwegian Krone,
Expiring 9/21/2011	2,159,500	387,674	399,676	12,002
Norwegian Krone,
Expiring 9/21/2011	2,112,600	386,104	390,996	4,892
Norwegian Krone,
Expiring 9/21/2011	8,450,400	1,546,220	1,563,984	17,764
Norwegian Krone,
Expiring 9/21/2011	2,246,750	404,292	415,824	11,532
Norwegian Krone,
Expiring 9/21/2011	6,740,250	1,220,554	1,247,472	26,918
Norwegian Krone,
Expiring 9/21/2011	1,764,400	323,827	326,552	2,725
Norwegian Krone,
Expiring 9/21/2011	1,984,950	364,664	367,371	2,707
Norwegian Krone,
Expiring 9/21/2011	661,650	121,203	122,457	1,254
Norwegian Krone,
Expiring 9/21/2011	2,268,450	409,600	419,840	10,240
Norwegian Krone,
Expiring 9/21/2011	2,772,550	500,880	513,138	12,258
Norwegian Krone,
Expiring 9/21/2011	1,570,400	282,294	290,647	8,353
Norwegian Krone,
Expiring 9/21/2011	392,600	69,956	72,662	2,706
Norwegian Krone,

Expiring 9/21/2011	1,516,700	271,635	280,708	9,073
Norwegian Krone,
Expiring 9/21/2011	313,800	56,310	58,077	1,767
Norwegian Krone,
Expiring 9/21/2011	784,500	140,614	145,194	4,580
Swedish Krona,
Expiring 9/21/2011	38,476,996	6,184,421	6,097,585	(86,836)
Swedish Krona,
Expiring 9/21/2011	433,200	65,973	68,651	2,678
Swedish Krona,
Expiring 9/21/2011	108,300	16,505	17,163	658
Swedish Krona,
Expiring 9/21/2011	541,500	82,939	85,813	2,874
Swedish Krona,
Expiring 9/21/2011	458,400	71,279	72,644	1,365
Swedish Krona,
Expiring 9/21/2011	1,069,600	166,380	169,503	3,123
Swedish Krona,
Expiring 9/21/2011	1,246,200	195,170	197,490	2,320
Swedish Krona,
Expiring 9/21/2011	4,984,800	781,243	789,959	8,716
Swedish Krona,
Expiring 9/21/2011	542,400	86,253	85,956	(297)
Swedish Krona,
Expiring 9/21/2011	1,220,400	193,300	193,401	101
Swedish Krona,
Expiring 9/21/2011	949,200	150,947	150,423	(524)
Swedish Krona,
Expiring 9/21/2011	63,900	9,724	10,126	402
Swedish Krona,
Expiring 9/21/2011	78,100	11,888	12,377	489
Swedish Krona,
Expiring 9/21/2011	678,800	102,023	107,572	5,549
Swedish Krona,

Expiring 9/21/2011	2,715,200	412,456	430,287	17,831
Swedish Krona,
Expiring 9/21/2011	808,520	124,040	128,129	4,089
Swedish Krona,
Expiring 9/21/2011	167,280	25,696	26,509	813
Swedish Krona,
Expiring 9/21/2011	418,200	64,130	66,274	2,144
Swiss Franc,
Expiring 9/21/2011	355,650	417,182	452,262	35,080
Swiss Franc,
Expiring 9/21/2011	355,650	417,800	452,262	34,462
Swiss Franc,
Expiring 9/21/2011	1,659,700	1,947,330	2,110,557	163,227
Swiss Franc,
Expiring 9/21/2011	30,800	36,893	39,167	2,274
Swiss Franc,
Expiring 9/21/2011	123,200	146,990	156,667	9,677
Swiss Franc,
Expiring 9/21/2011	1,203,548	1,449,705	1,530,492	80,787
Swiss Franc,
Expiring 9/21/2011	1,179,000	1,403,144	1,499,275	96,131
Swiss Franc,
Expiring 9/21/2011	514,800	615,392	654,645	39,253
Swiss Franc,
Expiring 9/21/2011	171,600	204,999	218,215	13,216
Swiss Franc,
Expiring 9/21/2011	457,600	546,882	581,907	35,025
Swiss Franc,
Expiring 9/21/2011	73,000	87,759	92,830	5,071
Swiss Franc,
Expiring 9/21/2011	292,000	349,618	371,322	21,704
Swiss Franc,
Expiring 9/21/2011	6,080	7,428	7,732	304
Swiss Franc,

Expiring 9/21/2011	69,920	85,283	88,914	3,631
Swiss Franc,
Expiring 9/21/2011	470,380	576,885	598,159	21,274
Swiss Franc,
Expiring 9/21/2011	97,320	119,342	123,757	4,415
Swiss Franc,
Expiring 9/21/2011	243,300	298,598	309,392	10,794
Swiss Franc,
Expiring 9/21/2011	985,950	1,204,208	1,253,783	49,575
Swiss Franc,
Expiring 9/21/2011	547,750	668,130	696,546	28,416
Swiss Franc,
Expiring 9/21/2011	657,300	801,977	835,855	33,878
Sales:		Proceeds ($)
Australian Dollar,
Expiring 9/21/2011	634,200	662,086	691,787	(29,701)
Australian Dollar,
Expiring 9/21/2011	232,540	242,690	253,655	(10,965)
Australian Dollar,
Expiring 9/21/2011	190,260	198,660	207,536	(8,876)
Australian Dollar,
Expiring 9/21/2011	258,900	270,569	282,409	(11,840)
Australian Dollar,
Expiring 9/21/2011	604,100	631,697	658,954	(27,257)
Australian Dollar,
Expiring 9/21/2011	248,800	261,293	271,392	(10,099)
Australian Dollar,
Expiring 9/21/2011	995,200	1,041,633	1,085,567	(43,934)
Australian Dollar,
Expiring 9/21/2011	88,750	91,954	96,809	(4,855)
Australian Dollar,
Expiring 9/21/2011	266,250	276,186	290,426	(14,240)
Australian Dollar,
Expiring 9/21/2011	1,378,792	1,445,058	1,503,990	(58,932)

Australian Dollar,
Expiring 9/21/2011	9,400	9,957	10,254	(297)
Australian Dollar,
Expiring 9/21/2011	21,150	22,386	23,070	(684)
Australian Dollar,
Expiring 9/21/2011	16,450	17,432	17,944	(512)
Australian Dollar,
Expiring 9/21/2011	40,050	42,335	43,687	(1,352)
Australian Dollar,
Expiring 9/21/2011	48,950	51,705	53,395	(1,690)
Australian Dollar,
Expiring 9/21/2011	156,120	166,494	170,296	(3,802)
Australian Dollar,
Expiring 9/21/2011	104,080	110,839	113,531	(2,692)
Australian Dollar,
Expiring 9/21/2011	910,700	972,036	993,394	(21,358)
Australian Dollar,
Expiring 9/21/2011	130,100	138,857	141,913	(3,056)
Australian Dollar,
Expiring 9/21/2011	286,800	303,124	312,842	(9,718)
Australian Dollar,
Expiring 9/21/2011	717,000	756,793	782,105	(25,312)
Australian Dollar,
Expiring 9/21/2011	1,386,200	1,465,359	1,512,071	(46,712)
Australian Dollar,
Expiring 9/21/2011	158,750	169,167	173,165	(3,998)
Australian Dollar,
Expiring 9/21/2011	190,500	203,049	207,798	(4,749)
Australian Dollar,
Expiring 9/21/2011	285,750	304,507	311,697	(7,190)
British Pound,
Expiring 9/21/2011	10,162,226	16,627,840	16,670,920	(43,080)
British Pound,
Expiring 9/21/2011	55,200	89,273	90,554	(1,281)

British Pound,
Expiring 9/21/2011	128,800	208,242	211,294	(3,052)
British Pound,
Expiring 9/21/2011	211,200	339,117	346,469	(7,352)
British Pound,
Expiring 9/21/2011	52,800	85,037	86,617	(1,580)
British Pound,
Expiring 9/21/2011	644,000	1,033,518	1,056,469	(22,951)
British Pound,
Expiring 9/21/2011	409,200	657,513	671,284	(13,771)
British Pound,
Expiring 9/21/2011	920,700	1,476,996	1,510,389	(33,393)
British Pound,
Expiring 9/21/2011	716,100	1,149,786	1,174,747	(24,961)
British Pound,
Expiring 9/21/2011	19,100	30,740	31,333	(593)
British Pound,
Expiring 9/21/2011	133,700	215,157	219,332	(4,175)
British Pound,
Expiring 9/21/2011	15,280	24,591	25,067	(476)
British Pound,
Expiring 9/21/2011	22,920	36,863	37,600	(737)
British Pound,
Expiring 9/21/2011	332,400	540,725	545,295	(4,570)
British Pound,
Expiring 9/21/2011	55,750	91,056	91,457	(401)
British Pound,
Expiring 9/21/2011	22,300	36,392	36,583	(191)
British Pound,
Expiring 9/21/2011	144,950	236,383	237,787	(1,405)
Canadian Dollar,
Expiring 9/21/2011	2,402,927	2,451,016	2,511,893	(60,877)
Canadian Dollar,
Expiring 9/21/2011	599,200	604,520	626,372	(21,852)

Canadian Dollar,
Expiring 9/21/2011	749,000	757,468	782,965	(25,497)
Canadian Dollar,
Expiring 9/21/2011	149,800	151,258	156,593	(5,335)
Canadian Dollar,
Expiring 9/21/2011	101,400	103,268	105,998	(2,730)
Canadian Dollar,
Expiring 9/21/2011	236,600	241,146	247,329	(6,183)
Canadian Dollar,
Expiring 9/21/2011	124,850	128,649	130,512	(1,863)
Canadian Dollar,
Expiring 9/21/2011	102,150	105,528	106,782	(1,254)
Canadian Dollar,
Expiring 9/21/2011	594,100	624,928	621,041	3,887
Canadian Dollar,
Expiring 9/21/2011	91,400	96,320	95,545	775
Canadian Dollar,
Expiring 9/21/2011	228,500	240,983	238,862	2,121
Euro,
Expiring 9/21/2011	1,065,000	1,526,997	1,528,289	(1,292)
Euro,
Expiring 9/21/2011	319,500	458,705	458,487	218
Euro,
Expiring 9/21/2011	390,500	560,002	560,372	(370)
Euro,
Expiring 9/21/2011	276,300	390,476	396,494	(6,018)
Euro,
Expiring 9/21/2011	1,289,400	1,822,554	1,850,305	(27,751)
Euro,
Expiring 9/21/2011	276,300	391,267	396,494	(5,227)
Euro,
Expiring 9/21/2011	732,500	1,032,496	1,051,147	(18,651)
Euro,
Expiring 9/21/2011	146,500	206,001	210,229	(4,228)

Euro,
Expiring 9/21/2011	586,000	823,236	840,917	(17,681)
Euro,
Expiring 9/21/2011	319,000	458,194	457,769	425
Euro,
Expiring 9/21/2011	1,276,000	1,829,643	1,831,076	(1,433)
Euro,
Expiring 9/21/2011	403,000	568,902	578,310	(9,408)
Euro,
Expiring 9/21/2011	1,209,000	1,710,674	1,734,930	(24,256)
Euro,
Expiring 9/21/2011	872,400	1,242,407	1,251,905	(9,498)
Euro,
Expiring 9/21/2011	327,150	464,589	469,464	(4,875)
Euro,
Expiring 9/21/2011	981,450	1,395,788	1,408,393	(12,605)
Euro,
Expiring 9/21/2011	916,200	1,283,670	1,314,759	(31,089)
Euro,
Expiring 9/21/2011	1,119,800	1,567,912	1,606,927	(39,015)
Euro,
Expiring 9/21/2011	1,281,600	1,792,804	1,839,112	(46,308)
Euro,
Expiring 9/21/2011	320,400	445,074	459,778	(14,704)
Euro,
Expiring 9/21/2011	91,500	129,186	131,304	(2,118)
Euro,
Expiring 9/21/2011	36,600	51,682	52,521	(839)
Euro,
Expiring 9/21/2011	176,900	249,691	253,854	(4,163)
Euro,
Expiring 9/21/2011	244,000	345,888	350,143	(4,255)
Euro,
Expiring 9/21/2011	439,200	623,434	630,258	(6,824)

Euro,
Expiring 9/21/2011	292,800	414,940	420,172	(5,232)
Euro,
Expiring 9/21/2011	603,200	865,411	865,600	(189)
Euro,
Expiring 9/21/2011	92,800	133,212	133,169	43
Euro,
Expiring 9/21/2011	232,000	333,223	332,923	300
Japanese Yen,
Expiring 9/21/2011	12,185,550	150,524	158,393	(7,869)
Japanese Yen,
Expiring 9/21/2011	56,865,900	702,699	739,168	(36,469)
Japanese Yen,
Expiring 9/21/2011	12,185,550	150,740	158,393	(7,653)
Japanese Yen,
Expiring 9/21/2011	93,462,000	1,159,628	1,214,860	(55,232)
Japanese Yen,
Expiring 9/21/2011	28,577,400	352,268	371,462	(19,194)
Japanese Yen,
Expiring 9/21/2011	50,010,450	616,445	650,058	(33,613)
Japanese Yen,
Expiring 9/21/2011	64,299,150	793,562	835,789	(42,227)
Japanese Yen,
Expiring 9/21/2011	11,864,800	148,705	154,224	(5,519)
Japanese Yen,
Expiring 9/21/2011	2,966,200	37,305	38,556	(1,251)
Japanese Yen,
Expiring 9/21/2011	9,573,500	121,580	124,441	(2,861)
Japanese Yen,
Expiring 9/21/2011	17,232,300	218,845	223,993	(5,148)
Japanese Yen,
Expiring 9/21/2011	11,488,200	145,721	149,329	(3,608)
Japanese Yen,
Expiring 9/21/2011	21,326,400	272,086	277,210	(5,124)

Japanese Yen,
Expiring 9/21/2011	4,369,000	55,967	56,790	(823)
Japanese Yen,
Expiring 9/21/2011	11,359,400	145,590	147,654	(2,064)
Japanese Yen,
Expiring 9/21/2011	1,747,600	22,378	22,716	(338)
New Zealand Dollar,
Expiring 9/21/2011	216,150	172,852	189,226	(16,374)
New Zealand Dollar,
Expiring 9/21/2011	1,008,700	805,911	883,055	(77,144)
New Zealand Dollar,
Expiring 9/21/2011	216,150	173,095	189,226	(16,131)
New Zealand Dollar,
Expiring 9/21/2011	281,100	226,016	246,086	(20,070)
New Zealand Dollar,
Expiring 9/21/2011	655,900	527,901	574,200	(46,299)
New Zealand Dollar,
Expiring 9/21/2011	1,339,000	1,101,599	1,172,212	(70,613)
New Zealand Dollar,
Expiring 9/21/2011	441,350	363,498	386,375	(22,877)
New Zealand Dollar,
Expiring 9/21/2011	252,200	207,772	220,786	(13,014)
New Zealand Dollar,
Expiring 9/21/2011	567,450	466,358	496,767	(30,409)
New Zealand Dollar,
Expiring 9/21/2011	141,000	121,489	123,437	(1,948)
New Zealand Dollar,
Expiring 9/21/2011	707,850	612,592	619,679	(7,087)
New Zealand Dollar,
Expiring 9/21/2011	272,250	236,146	238,338	(2,192)
New Zealand Dollar,
Expiring 9/21/2011	108,900	94,425	95,335	(910)
Norwegian Krone,
Expiring 9/21/2011	8,281,778	1,538,149	1,532,775	5,374

Norwegian Krone,
Expiring 9/21/2011	5,047,491	931,220	934,180	(2,960)
Norwegian Krone,
Expiring 9/21/2011	7,571,236	1,400,577	1,401,270	(693)
Norwegian Krone,
Expiring 9/21/2011	375,750	67,506	69,543	(2,037)
Norwegian Krone,
Expiring 9/21/2011	1,753,500	313,938	324,534	(10,596)
Norwegian Krone,
Expiring 9/21/2011	375,750	67,185	69,543	(2,358)
Norwegian Krone,
Expiring 9/21/2011	15,209,000	2,811,562	2,814,852	(3,290)
Norwegian Krone,
Expiring 9/21/2011	2,494,800	463,694	461,733	1,961
Norwegian Krone,
Expiring 9/21/2011	3,207,600	593,362	593,656	(294)
Norwegian Krone,
Expiring 9/21/2011	1,425,600	264,982	263,847	1,135
Norwegian Krone,
Expiring 9/21/2011	640,000	115,178	118,450	(3,272)
Norwegian Krone,
Expiring 9/21/2011	4,480,000	808,154	829,150	(20,996)
Norwegian Krone,
Expiring 9/21/2011	512,000	92,027	94,760	(2,733)
Norwegian Krone,
Expiring 9/21/2011	768,000	138,095	142,140	(4,045)
Norwegian Krone,
Expiring 9/21/2011	2,285,550	414,296	423,005	(8,709)
Norwegian Krone,
Expiring 9/21/2011	1,523,700	276,627	282,003	(5,376)
Norwegian Krone,
Expiring 9/21/2011	1,269,750	230,374	235,003	(4,629)
Norwegian Krone,
Expiring 9/21/2011	670,200	123,516	124,039	(523)

Norwegian Krone,
Expiring 9/21/2011	363,500	67,000	67,276	(276)
Norwegian Krone,
Expiring 9/21/2011	145,400	26,805	26,910	(105)
Norwegian Krone,
Expiring 9/21/2011	945,100	174,167	174,917	(750)
Swedish Krona,
Expiring 9/21/2011	369,360	58,086	58,534	(448)
Swedish Krona,
Expiring 9/21/2011	1,231,200	193,230	195,113	(1,883)
Swedish Krona,
Expiring 9/21/2011	451,440	70,990	71,541	(551)
Swedish Krona,
Expiring 9/21/2011	90,450	13,911	14,334	(423)
Swedish Krona,
Expiring 9/21/2011	422,100	64,809	66,892	(2,083)
Swedish Krona,
Expiring 9/21/2011	90,450	13,879	14,334	(455)
Swedish Krona,
Expiring 9/21/2011	362,500	55,348	57,447	(2,099)
Swedish Krona,
Expiring 9/21/2011	1,087,500	166,994	172,340	(5,346)
Swedish Krona,
Expiring 9/21/2011	2,040,000	321,650	323,286	(1,636)
Swedish Krona,
Expiring 9/21/2011	668,900	102,680	106,003	(3,323)
Swedish Krona,
Expiring 9/21/2011	802,680	123,056	127,204	(4,148)
Swedish Krona,
Expiring 9/21/2011	4,682,300	719,734	742,021	(22,287)
Swedish Krona,
Expiring 9/21/2011	535,120	82,070	84,802	(2,732)
Swedish Krona,
Expiring 9/21/2011	508,950	78,580	80,655	(2,075)

Swedish Krona,
Expiring 9/21/2011	339,300	52,330	53,770	(1,440)
Swedish Krona,
Expiring 9/21/2011	282,750	43,642	44,808	(1,166)
Swedish Krona,
Expiring 9/21/2011	2,004,600	315,255	317,676	(2,421)
Swedish Krona,
Expiring 9/21/2011	453,700	71,512	71,899	(387)
Swedish Krona,
Expiring 9/21/2011	1,134,250	178,947	179,749	(802)
Swedish Krona,
Expiring 9/21/2011	2,949,050	463,418	467,346	(3,928)
Swiss Franc,
Expiring 9/21/2011	3,382,514	4,036,244	4,301,373	(265,129)
Swiss Franc,
Expiring 9/21/2011	910,400	1,088,284	1,157,710	(69,426)
Swiss Franc,
Expiring 9/21/2011	1,365,600	1,635,234	1,736,565	(101,331)
Swiss Franc,
Expiring 9/21/2011	1,068,163	1,276,975	1,358,329	(81,354)
Swiss Franc,
Expiring 9/21/2011	92,400	108,887	117,500	(8,613)
Swiss Franc,
Expiring 9/21/2011	115,500	135,969	146,876	(10,907)
Swiss Franc,
Expiring 9/21/2011	23,100	27,197	29,375	(2,178)
Swiss Franc,
Expiring 9/21/2011	535,500	633,418	680,968	(47,550)
Swiss Franc,
Expiring 9/21/2011	1,249,500	1,482,188	1,588,926	(106,738)
Swiss Franc,
Expiring 9/21/2011	533,250	636,815	678,107	(41,292)
Swiss Franc,
Expiring 9/21/2011	177,750	212,245	226,036	(13,791)

Swiss Franc,
Expiring 9/21/2011	126,800	150,043	161,245	(11,202)
Swiss Franc,
Expiring 9/21/2011	221,900	262,692	282,179	(19,487)
Swiss Franc,
Expiring 9/21/2011	285,300	339,752	362,802	(23,050)
Swiss Franc,
Expiring 9/21/2011	412,650	494,345	524,746	(30,401)
Swiss Franc,
Expiring 9/21/2011	504,350	603,673	641,357	(37,684)
Swiss Franc,
Expiring 9/21/2011	649,200	804,391	825,555	(21,164)
Swiss Franc,
Expiring 9/21/2011	85,750	107,058	109,044	(1,986)
Swiss Franc,
Expiring 9/21/2011	34,300	42,689	43,618	(929)
Swiss Franc,
Expiring 9/21/2011	222,950	278,065	283,514	(5,449)

Gross Unrealized Appreciation				2,930,415
Gross Unrealized Depreciation				(2,768,432)

STATEMENT OF FINANCIAL FUTURES
July 31, 2011 (Unaudited)
				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 7/31/2011($)

Financial Futures Long
Amsterdam Exchange Index	38	3,577,807	August 2011	(30,068)
ASX SPI 200	16	1,923,174	September 2011	(50,371)
Australian 10 Year Bond	35	4,206,016	September 2011	116,769
CAC 40 10 Euro	40	2,111,541	August 2011	(7,410)
FTSE / MIB Index	7	926,942	September 2011	(43,249)
FTSE 100	94	8,925,525	September 2011	91,443
IBEX 35 Index	4	551,783	August 2011	1,718
Japanese 10 Year Bond	1	1,837,414	September 2011	(1,033)
Long Gilt	3	616,005	September 2011	25,064
S&P 500 Emini	61	3,929,620	September 2011	19,970
U.S Treasury 10 Year Notes	59	7,415,563	September 2011	179,797
Financial Futures Short
Canadian 10 Year Bond	18	(2,405,659)	September 2011	(53,992)
DAX	13	(3,353,727)	September 2011	1,296
Euro-Bond	77	(14,424,291)	September 2011	(394,164)
Hang Seng	36	(5,155,558)	August 2011	22,662
Japanese 10 Year Mini Bond	22	(4,041,456)	September 2011	(8,087)
S&P/ Toronto Stock Exchange Index	21	(3,223,015)	September 2011	63,667
Topix	10	(1,089,519)	September 2011	9,169

Gross Unrealized Appreciation				531,555
Gross Unrealized Depreciation				(588,374)

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of July 31, 2011 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	21,379,850	-	-	21,379,850
Equity Securities - Foreign+	21,891,328	-	4	21,891,332
Mutual Funds	14,785,000	-	-	14,785,000
U.S. Treasury	-	13,438,312	-	13,438,312
Rights+	237		-	237
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	2,930,415	-	2,930,415
Futures++	531,555	-	-	531,555
Options Purchased	-	4,209,625	-	4,209,625
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	(2,768,432)	-	(2,768,432)
Futures++	(588,374)	-	-	(588,374)
+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Equity Securities-
Domestic/Foreign ($)
Balance as of 10/31/2010	4
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)
-
Net purchases (sales)	-
Transfers in and/or out of Level 3	-
Balance as of 7/31/2011	4
The amount of total gains (losses) for the period
included in earnings attributable to the change in
unrealized gains (losses) relating to investments
still held at 7/31/2011	-

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available.

Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Global Real Return Fund
July 31, 2011 (Unaudited)

Common Stocks--59.0%	Shares	Value ($)
Australia--2.3%
Newcrest Mining	6,171	268,127
Brazil--1.4%
Petroleo Brasileiro, ADR	4,441	136,472
Tele Norte Leste Participacoes, ADR	2,553	35,691
		172,163
Canada--3.7%
Barrick Gold	4,355	207,167
Yamana Gold	17,530	228,241
		435,408
France--2.3%
Sanofi	1,374	107,185
Thales	1,738	74,433
Total	1,633	88,649
		270,267
Germany--3.4%
Bayer	4,208	338,181
Deutsche Telekom	4,231	65,902
		404,083
Hong Kong--1.4%
China Mobile	16,500	164,180
Indonesia--1.1%
Adaro Energy	411,000	128,098
Italy--1.0%
ENI	5,492	119,793
Japan--2.1%
Asahi Group Holdings	3,100	65,717
INPEX	24	186,738
		252,455

Netherlands--2.5%
Koninklijke KPN	5,626	80,404
Reed Elsevier	7,799	104,220
Royal Dutch Shell, Cl. A	3,076	113,150
		297,774
Norway--1.0%
Statoil	4,543	112,303
Peru--.7%
Cia de Minas Buenaventura, ADR	2,023	82,822
Poland--.8%
Telekomunikacja Polska	15,443	96,796
South Africa--1.4%
MTN Group	7,823	169,617
Switzerland--6.1%
Actelion	996a	50,746
Novartis	3,077	189,612
Roche Holding	1,451	261,053
Syngenta	411	132,117
Zurich Financial Services	380	90,721
		724,249
Thailand--.7%
Advanced Info Service	22,400	86,746
Turkey--.7%
Turkcell Iletisim Hizmetleri, ADR	6,563	84,006
United Kingdom--15.3%
BAE Systems	25,883	129,156
BP	28,209	213,459
British American Tobacco	3,754	173,799
Cable & Wireless Communications	54,064	32,835
Centrica	31,294	157,492
GlaxoSmithKline	15,298	342,511
NB Global Floating Rate Income Fund	46,113b	46,745
RSA Insurance Group	41,751	90,119
RWC Global Convertibles Fund	172b	202,710

Scottish & Southern Energy				4,841	103,857
Severn Trent				3,144	73,850
Smith & Nephew				7,270	76,492
Tesco				21,991	138,414
Vodafone Group				15,413	43,515
					1,824,954
United States--11.1%
Annaly Capital Management				5,760	96,653
Coca-Cola				1,155	78,551
iShares Nasdaq Biotechnology Index Fund				958	99,536
Medtronic				2,472	89,116
Merck & Co.				2,652	90,513
Newmont Mining				1,424	79,189
PDL BioPharma				9,936	61,504
PowerShares DB Agriculture Fund				3,155a	101,749
PowerShares DB Gold Fund				3,992a	227,225
Reynolds American				5,996	211,059
Sprint Nextel				20,913a	88,462
Wisconsin Energy				3,183	97,559
					1,321,116
Total Common Stocks
(cost $6,373,692)					7,014,957
	Coupon		Maturity	Principal
Bonds And Notes--23.5%	Rate (%)		Date	Amount ($) b	Value ($)
Brazil--.4%
Petrobras International Finance Co.
Gtd.Notes,	7.88		3/15/19	40,000	49,481
Germany--.9%
Fresenius Finance Jersey,
Sr. Unscd. Bonds, Ser. FME,	5.63	EUR	8/14/11	50,000c	108,989
Norway--5.0%
Norwegian Government,
Bonds, Ser. 474,	3.75	NOK	5/25/21	913,000c	181,851
Norwegian Government,

Bonds, Ser. 473,	4.50	NOK	5/22/19	1,934,000	c	405,058
						586,909
Spain--.6%
Campofrio Food Group,
Gtd. Notes,	8.25	EUR	10/31/16	50,000	c	71,127
United Kingdom--4.3%
Anglian Water Services Financing,
Sr.Scd Notes, Ser. A8,	3.67	GBP	7/30/24	5,000	a,c	13,427
Bupa Finance,
Sr. Unscd. Notes,	7.50	GBP	7/4/16	50,000	c	93,506
Cable & Wireless International Finance,
Gtd. Bonds,	8.63	GBP	3/25/19	50,000	c	83,590
Co-Operative Bank,
Sub. Notes,	5.63		11/16/21	100,000	c	148,702
Dwr Cymru Financing	1.86	GBP	3/31/48	50,000	d,g	93,083
Asset Backed Bonds
National Grid Electricity Transmission,	2.98	GBP	7/8/18	10,000	c	26,183
Sr. Unscd. Bonds,
Prudential,
Jr. Sub. Notes,	11.75		12/29/49	44,000	d	51,548
						510,039
United States--12.0%
Cemex Finance,	9.50		12/14/16	100,000		97,250
Sr. Scd Bonds,
Clearwire Communications,
Sr. Scd. Notes,	12.00		12/1/15	100,000		102,572
Nextel Communications,
Gtd. Notes, Ser. D,	7.38		8/1/15	80,000		80,400
U.S. Treasury Inflation Protected Securities,
	2.50		1/15/29	174,736	d	217,000
U.S. Treasury Notes	0.75		11/30/11	931,400		933,292
						1,430,514
Venezuela--.3%
Petroleos de Venezuela,	8.00		11/17/13	30,000		28,275

Petroleos de Venezuela,
Gtd. Notes,	8.00	11/17/13	11,250	e	10,603
					38,878
Total Bonds And Notes
(cost $2,591,077)					2,795,937
			Face Amount
			Covered by
Options Purchased--.3%			Contracts ($)		Value ($)
Call Options--.0%
U.S. Treasury 30 Year Bonds,			4,000	a	1,750
September 2011 @ $132
Put Options--.3%
Australian Dollar,			4,000	a	760
September 2011 @ $101
Euro,			250,000	a	1,375
September 2011 @ $1.36
					2,135

			Number of
			Contracts		Value ($)

S&P 500 Index,
September 2011 @ $129			7	a	26,600

Total Options
(cost $22,217)					30,485

Other Investment--15.0%			Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $1,791,000)			1,791,000	[f]	1,791,000

Total Investments (cost $10,777,986)			97.8%		11,632,379

Cash and Receivables (Net)	2.2%	261,664
Net Assets	100.0%	11,894,043

ADR - American Depository Receipts

a	Non-income producing security.
b	Investment in affiliated mutual fund.
c	Principal amount stated in U.S. Dollars unless otherwise noted. BRL--Brazilian Real EUR--Euro MXN--Mexican Peso PLN-- Polish Zloty
d	Variable rate security--interest rate subject to periodic change.
e

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2006, these securities were valued at $20,000,000 or 5.0% of net assets.

f	Investment in affiliated money market mutual fund.
g

The valuation of these securities has been determined in good faith by management under the direction of the Board of Directors. At July 31, 2011, the value of these securities amounted to $93,083 or .8% of net assets.

At July 31, 2011, the aggregate cost of investment securities for income tax purposes was $10,777,986. Net unrealized appreciation on investments was $854,321 of which $952,172 related to appreciated investment securities and $97,851 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Money Market Investment	15.0
Materials	12.0
Health Care	11.6
U.S. Government Securities	9.7
Telecommunications	8.8
Oil & Gas	6.7
Financial	6.1
Consumer Discretionary	6.5
Foreign/Governmental	4.9
Utilities	4.5
Exchange Traded Funds	5.7
Consumer Staples	3.0

U.S. Government Agencies/Mortgage-Backed	2.1
Industrial	1.7
Energy	1.3
Options Purchased	0.3
97.8
† Based on net assets.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
July 31, 2011 (Unaudited)

				Unrealized
Forward Foreign Currency	Foreign			Appreciation
Exchange Contracts	Currency Amount	Cost ($)	Value ($)	(Depreciation)($)
Purchases:
Canadian Dollar,
Expiring 9/15/2011	78,100	80,000	81,653	1,653
Canadian Dollar,
Expiring 9/15/2011	4,700	4,824	4,914	89
Canadian Dollar,
Expiring 9/15/2011	201,000	206,885	210,143	3,258
Canadian Dollar,
Expiring 9/15/2011	18,700	19,692	19,551	(142)
China Renminbi,
Expiring 1/13/2012	3,301,500	513,205	514,335	1,130
China Renminbi,
Expiring 1/13/2012	660,000	102,828	102,820	(7)
Euro,
Expiring 9/15/2012	73,000	106,796	104,773	(2,023)
Euro,
Expiring 9/15/2012	84,000	122,436	120,560	(1,876)
Norwegian Krone,
Expiring 8/16/2011	1,344,000	248,869	249,342	473
South African Rand,
Expiring 7/29/2011	50,858	7,497	7,610	113
Sales:		Proceeds ($)
Australian Dollar,
Expiring 12/15/2011	185,000	193,171	199,653	(6,482)
Australian Dollar,
Expiring 12/15/2011	49,000	52,134	52,881	(747)
Canadian Dollar,
Expiring 9/15/2011	190,000	196,480	198,643	(2,163)
Canadian Dollar,
Expiring 9/15/2011	75,000	79,450	78,412	1,038
Swiss Franc,
Expiring 10/14/2011	370,500	404,048	471,294	(67,246)
Swiss Franc,

Expiring 10/14/2011	152,000	174,168	193,352	(19,183)
Swiss Franc,
Expiring 10/14/2011	90,000	111,822	114,484	(2,662)
Euro,
Expiring 9/15/2011	519,100	720,279	745,035	(24,756)
Euro,
Expiring 9/15/2011	135,600	187,046	194,619	(7,573)
Euro,
Expiring 9/15/2011	11,100	15,522	15,931	(409)
Euro,
Expiring 9/15/2011	69,650	98,317	99,965	(1,648)
Euro,
Expiring 9/15/2011	11,500	16,307	16,505	(199)
Euro,
Expiring 9/15/2011	51,000	74,229	73,197	1,031
Euro,
Expiring 9/15/2011	11,000	16,229	15,788	441
Euro,
Expiring 9/15/2011	17,000	24,337	24,399	(62)
Euro,
Expiring 9/15/2011	57,200	80,841	82,096	(1,255)
Euro,
Expiring 9/15/2011	177,000	253,949	254,038	(89)
Euro,
Expiring 9/15/2011	8,000	11,544	11,482	62
British Pound,
Expiring 11/16/2011	856,950	1,402,015	1,404,941	(2,927)
British Pound,
Expiring 11/16/2011	18,423	30,060	30,204	(144)
British Pound,
Expiring 11/16/2011	24,000	38,625	39,347	(722)
British Pound,
Expiring 11/16/2011	37,900	61,153	62,136	(983)
British Pound,
Expiring 11/16/2011	96,000	152,831	157,389	(4,558)
British Pound,
Expiring 11/16/2011	206,000	334,900	337,730	(2,830)
Japanese Yen,
Expiring 10/14/2011	12,804,000	150,779	166,470	(15,691)
Japanese Yen,
Expiring 10/14/2011	2,028,000	25,593	26,367	(773)

Japanese Yen,
Expiring 10/14/2011	4,800,000	61,485	62,407	(921)
South Korean Won,
Expiring 1/13/2012	27,391,000	25,471	25,709	(238)
Norwegian Krone,
Expiring 8/16/2011	1,271,000	217,166	235,799	(18,633)
Norwegian Krone,
Expiring 8/16/2011	154,100	26,688	28,589	(1,901)
Norwegian Krone,
Expiring 8/16/2011	178,500	31,539	33,116	(1,577)
Norwegian Krone,
Expiring 8/16/2011	620,000	114,803	115,024	(221)
South African Rand,
Expiring 12/15/2011	809,600	116,796	118,661	(1,864)
South African Rand,
Expiring 12/15/2011	51,000	7,361	7,475	(114)

Gross Unrealized Appreciation
Gross Unrealized Depreciation				9,288
				(192,622)

STATEMENT OF OPTIONS WRITTEN
July 31, 2011 (Unaudited)

	Number of
	Contracts		Value ($)
Call Options:
S&P 500 Index,
September 2011 @ $139	9	a	(3,600)
S&P 500 Index,
September 2011 @ $139.5	7	a	(2,149)
Put Options
S&P 500 Index,
September 2011 @ $122.5	7	a	(13,930)

(premiums received $19,607)			(19,679)

a	Non-income producing security.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2011 in valuing the fund's investments:

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Corporate Bonds+	-	1,058,736	-	1,058,736
Equity Securities - Domestic+	892,606	-	-	892,606
Equity Securities - Foreign+	5,444,386	-	-	5,444,386
Foreign Government	-	586,909	-	586,909
Mutual Funds/Exchange Traded Funds	2,468,965	-	-	2,468,965
U.S. Treasury		1,150,292	-	1,150,292
Other Financial Instruments:	-		-
Forward Foreign Currency Exchange Contracts++		9,288		9,288
Options Purchased	28,350	2,135	-	30,485
Liabilities ($)		-	-
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++		(192,622)		(192,622)
Options Written	(19,679)	-	-	(19,679)
+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available.

Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-thecounter are valued at the mean between the bid and asked price.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate. Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other debt securities are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, that are not valued by a pricing service approved by the Board of Directors, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Directors. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S. Treasury Bills, are carried at amortized cost, which approximates value

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Options: The fund may purchase and write (sell) put and call options to hedge against changes in interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to interest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. One risk of holding a put or a call option is that if the option is not sold or exercised prior to its expiration, it becomes worthless. However, this risk is limited to the premium paid by the fund.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Advantage Funds Inc. Dreyfus Global Dynamic Bond Fund
July 31, 2011 (Unaudited)

		Coupon	Maturity	Principal
Bonds and Notes--82.5%		Rate (%)	Date	Amount ($) a		Value ($)
Agricultural--1.1%
Altria Group,
Gtd. Notes		9.95	11/10/38	36,000		52,742
China Green Holdings,
Gtd. Bonds	CNY	3.00	4/12/13	200,000		22,988
						75,730
Auto Parts & Equipment--1.0%
Conti-Gummi Finance,
Gtd. Bonds	EUR	7.13	10/15/18	50,000		74,001
Banks--11.2%
BNP Paribas,
Jr. Sub. Bonds	GBP	5.95	4/29/49	50,000	b	71,813
European Investment Bank,
Sr. Unscd. Notes	EUR	1.52	9/30/15	235,000	b	337,470
F&C Commercial Property Finance,
Sr. Scd. Notes	GBP	5.23	6/30/17	50,000	b	86,538
Intesa Sanpaolo,
Sub. Notes	GBP	5.50	12/19/16	50,000	b	81,115
Suncorp-Metway,
Gtd. Notes	GBP	4.00	1/16/14	85,000		148,484
US Bank,
Sub. Notes	EUR	4.38	2/28/17	50,000	b	70,607
						796,027
Building Materials--2.0%
Cemex Finance,
Sr. Scd. Notes	EUR	9.63	12/14/17	50,000		69,151
Heidelcementberg Finance,
Gtd. Bonds	EUR	7.50	4/3/20	50,000		75,258
						144,409
Chemicals--1.0%
Ineos Group Holdings,
Gtd. Notes	EUR	7.88	2/15/16	50,000		69,690
Diversified Financial Services--8.9%
Arsenal Securities,
Scd. Bonds, Ser. A1	GBP	5.14	9/1/29	43,673		69,476

Carlsberg Finance,
Gtd. Notes	GBP	6.63	12/12/11	48,000		80,088
Hutchinson Ports Finance,
Gtd. Bonds	GBP	6.75	12/7/15	20,000		37,824
ICAP Group Holdings,
Sr. Unscd. Notes	EUR	7.50	7/28/14	50,000		77,501
Juneau Investments,
Sr. Scd. Notes	GBP	5.90	2/22/21	30,000		44,292
Network Rail Infrastructure Finance,
Gtd. Notes	GBP	2.50	3/7/14	100,000		169,499
SLM Student Loans,
Asset-Backed Notes	GBP	5.15	12/15/39	100,000		158,591
						637,271
Electric Utilities--1.1%
Scottish & Southern Energy,
Sub. Notes	GBP	5.45	10/29/49	50,000	b	81,867
Entertainment--1.0%
Lottomatica,
Jr. Sub. Bonds	EUR	8.25	3/31/66	50,000	b	71,127
Food & Beverages--.9%
CEDC,
Sr. Scd. Notes	EUR	8.88	12/1/16	50,000		60,709
Foreign/Governmental--32.1%
Bulgarian Government
International, Bonds		8.25	1/15/15	20,000		23,230
Canadian Government,
Bonds	CAD	2.00	6/1/16	210,000		219,875
Canadian Government,
Bonds	CAD	2.50	6/1/15	110,000		118,161
Czech Republic Government,
Bonds, Ser. 51	CZK	4.00	4/11/17	3,010,000		186,069
Finnish Government,
Bonds	EUR	3.50	4/15/21	95,000		142,709
Hellenic Republic Government,
Sr. Unscd. Bonds	EUR	6.00	7/19/19	30,000		23,886
Iceland Government,
Sr. Notes	EUR	3.75	12/1/11	50,000		71,733
Irish Government,
Notes	EUR	5.00	10/18/20	25,000		24,385
Mexican Goverment,
Bonds, Ser. M 10	MXN	8.00	12/17/15	2,330,000		215,364
New South Wales Treasury,

Gov't Gtd. Bonds, Ser. CIB1	AUD	2.75	11/20/25	105,000		129,333
New Zealand Government,
Sr. Unscd. Bonds, Ser. 1217	NZD	6.00	12/15/17	125,000		118,465
New Zealand Government,
Sr. Unscd. Bonds, Ser. 413	NZD	6.50	4/15/13	245,000		226,352
Norwegian Government,
Bonds, Ser 473	NOK	4.50	5/22/19	535,000		112,051
Norwegian Government,
Bonds, Ser. 470	NOK	6.50	5/15/13	650,000		129,651
Polish Government,
Bonds, Ser. 1019	PLN	5.50	10/25/19	410,000		145,593
South African Government,
Bonds, Ser. R206	ZAR	7.50	1/15/14	1,420,000		216,568
United Kingdom Gilt Inflation
Linked, Bonds	GBP	1.25	11/22/17	83,000		188,329
						2,291,754
Insurance--.8%
Prudential,
Jr. Sub. Notes		11.75	12/29/49	50,000	b	58,577
Oil & Gas--.7%
Petrobras International Finance,
Gtd. Notes		7.88	3/15/19	40,000		49,481
Packaging & Containers--.9%
Ardagh Glass Finance,
Gtd. Bonds	EUR	7.13	6/15/17	50,000		66,457
Real Estate--2.5%
Hongkong Land Finance,
Gtd. Notes		4.50	10/7/25	100,000		91,386
Tesco Property Finance 3,
Mortgage Backed Bonds	GBP	5.74	4/13/40	49,890		85,735
						177,121
Retail--.9%
Edcon Proprietary,
Sr. Scd. Notes	EUR	4.72	6/15/14	50,000	b	60,709
Telecommunications--2.2%
Clearwire Communications,
Sr. Scd. Notes		12.00	12/1/15	65,000		66,462
Satmex Escrow,
Sr. Scd. Notes		9.50	5/15/17	16,000		16,480
Telefonica Emisiones,
Gtd. Notes		5.13	4/27/20	75,000		74,246
						157,188

U.S. Government Securities--14.2%
U.S. Treasury Bonds;
4.75%, 2/15/41	163,000	180,574
U.S. Treasury Notes:
0.38%, 10/31/12	140,000	140,180
0.38%, 6/30/13	220,000	220,120
0.75%, 6/15/14	470,000	473,048
		1,013,922
Total Bonds and Notes
(cost $5,839,229)		5,886,040

Common Stocks--4.9%	Shares	Value ($)
Exchange Traded Funds
iShares iBoxx High Yield Corporate
Bond Fund
(cost $349,836)	3,800	345,990

	Face Amount
	Covered by
Options Purchased--.0%	Contracts ($)	Value ($)
Put Options
U.S. Treasury 30 Years Bonds,
September 2011 @ $120
(cost $3,991)	500,000	859

	Principal
Short-Term Investments--9.0%	Amount ($)	Value ($)
U.S. Treasury Bills;
0.02%, 9/22/11
(cost $639,982)	640,000	639,940

Other Investment--6.4%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $457,000)	457,000 [c]	457,000
Total Investments (cost $7,290,038)	102.8%	7,329,829
Liabilities, Less Cash and Receivables	(2.8%)	(200,558)
Net Assets	100.0%	7,129,271

a	Principal amount stated in U.S. Dollars unless otherwise noted. AUD--Australian Dollar CAD--Canadian Dollar

CNY--China Renminbi
CZK--Czech Republic Koruna
EUR--Euro
GBP--British Pound
MXN--Mexican Peso
NOK--Norwegian Krone
NZD--New Zealand Dollar
PLN--Polish Zloty
ZAR--South African Rand

b	Variable rate security--interest rate subject to periodic change.
c	Investment in affiliated money market mutual fund.

At July 31, 2011, the aggregate cost of investment securities for income tax purposes was $7,290,038.
Net unrealized appreciation on investments was $39,791 of which $109,729 related to appreciated investment securities and $69,938 related to depreciated investment securities.
Portfolio Summary (Unaudited) †	Value (%)
Corporate Bonds	37.7
Foreign/Governmental	30.6
Short-Term/Money Market Investments	15.4
U.S. Government & Agencies	14.2
Common Stocks	4.9
Options Purchased	.0
102.8
† Based on net assets.

STATEMENT OF FINANCIAL FUTURES
July 31, 2011 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 7/31/2011($)
Financial Futures Short
Euro-BOBL	2	343,449	September 2011	(7,804)
U.S. Treasury 5 Year Notes	4	485,781	September 2011	(13,074)
				(20,878)

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
July 31, 2011 (Unaudited)

				Unrealized
Forward Foreign Currency	Foreign			Appreciation
Exchange Contracts	Currency Amount	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:
Australian Dollar,
Expiring 8/11/2011	27,000	28,886	29,610	724
Canadian Dollar,
Expiring 8/11/2011	100,000	103,111	104,632	1,521
Canadian Dollar,
Expiring 8/11/2011	4,000	4,081	4,185	104
China Renminbi,
Expiring 8/11/2011	2,290,000	355,176	355,680	504
Czech Republic Koruna,
Expiring 8/1/2011	748,698	44,349	44,501	152
Czech Republic Koruna,
Expiring 8/1/2011	116,000	6,652	6,894	242
Euro,
Expiring 8/11/2011	100,000	146,600	143,656	(2,944)
Euro,
Expiring 8/11/2011	210,000	297,343	301,677	4,334
Euro,
Expiring 8/11/2011	201,000	288,669	288,748	79
Japanese Yen,
Expiring 8/11/2011	11,320,000	141,732	147,066	5,334
Mexican New Peso,
Expiring 8/1/2011	403,546	34,584	34,381	(202)
Mexican New Peso,
Expiring 8/11/2011	79,000	6,768	6,723	(45)
Malaysian Ringgit,
Expiring 8/11/2011	430,000	143,204	144,733	1,529
Norwegian Krone,
Expiring 8/11/2011	445,000	82,608	82,583	(25)
Norwegian Krone,
Expiring 8/11/2011	780,000	141,913	144,754	2,841
Polish Zloty,
Expiring 8/11/2011	424,000	151,433	152,172	739
Singapore Dollar,

Expiring 8/11/2011	88,330	71,584	73,360	1,776
Singapore Dollar,
Expiring 8/11/2011	90,000	72,116	74,747	2,631
Swedish Krona,
Expiring 8/11/2011	220,000	35,547	34,944	(603)
Swedish Krona,
Expiring 8/11/2011	490,000	76,422	77,830	1,408
Swedish Krona,
Expiring 8/11/2011	1,655,000	260,349	262,876	2,527
South African Rand,
Expiring 8/1/2011	459,660	68,607	68,781	174
South African Rand,
Expiring 8/11/2011	36,000	5,176	5,376	200
South Korean Won,
Expiring 8/11/2011	114,000,000	104,867	108,022	3,155
Swiss Franc,
Expiring 8/11/2011	92,747	105,632	117,868	12,236
Swiss Franc,
Expiring 8/11/2011	30,000	35,914	38,126	2,212
Sales:		Proceeds ($)
Australian Dollar,
Expiring 8/11/2011	140,000	147,125	153,532	(6,407)
Canadian Dollar,
Expiring 8/11/2011	210,000	214,344	219,727	(5,383)
Canadian Dollar,
Expiring 8/11/2011	100,000	101,809	104,632	(2,823)
Canadian Dollar,
Expiring 8/11/2011	114,000	120,262	119,281	982
British Pound,
Expiring 8/11/2011	320,000	523,053	525,187	(2,134)
British Pound,
Expiring 8/11/2011	117,000	188,192	192,021	(3,829)
British Pound,
Expiring 8/11/2011	6,000	9,794	9,847	(53)
British Pound,
Expiring 8/11/2011	80,000	131,574	131,297	277
British Pound,
Expiring 8/11/2011	51,000	83,847	83,701	146
British Pound,
Expiring 8/11/2011	11,000	17,714	18,053	(339)
British Pound,
Expiring 8/11/2011	103,000	164,721	169,044	(4,323)

British Pound,
Expiring 8/11/2011	91,000	146,629	149,350	(2,721)
British Pound,
Expiring 8/11/2011	21,000	33,917	34,465	(548)
Czech Republic Koruna,
Expiring 8/11/2011	2,480,000	146,709	147,389	(680)
Czech Republic Koruna,
Expiring 8/11/2011	749,000	44,362	44,514	(152)
Euro,
Expiring 8/11/2011	815,000	1,166,948	1,170,797	(3,849)
Euro,
Expiring 8/11/2011	9,000	12,651	12,929	(278)
Euro,
Expiring 8/11/2011	300,000	437,411	430,968	6,443
Euro,
Expiring 8/11/2011	90,000	129,646	129,290	356
Euro,
Expiring 8/11/2011	25,000	36,030	35,914	116
Euro,
Expiring 8/11/2011	100,000	141,665	143,656	(1,991)
Euro,
Expiring 8/11/2011	100,000	140,322	143,656	(3,334)
Euro,
Expiring 8/11/2011	50,000	70,141	71,828	(1,687)
Mexican New Peso,
Expiring 8/11/2011	2,130,000	181,919	181,256	663
Mexican New Peso,
Expiring 8/11/2011	404,000	34,588	34,379	209
New Zealand Dollar,
Expiring 8/11/2011	271,000	213,759	237,975	(24,216)
New Zealand Dollar,
Expiring 8/11/2011	40,000	33,136	35,125	(1,989)
New Zealand Dollar,
Expiring 8/11/2011	85,000	72,754	74,642	(1,888)
Norwegian Krone,
Expiring 8/11/2011	1,075,000	196,813	199,500	(2,687)
Norwegian Krone,
Expiring 8/11/2011	70,000	12,596	12,991	(395)
Norwegian Krone,
Expiring 8/11/2011	590,000	108,949	109,493	(544)
Polish Zloty,
Expiring 8/11/2011	810,000	293,863	290,705	3,158
Polish Zloty,
Expiring 8/11/2011	10,000	3,508	3,589	(81)
Polish Zloty,
Expiring 8/11/2011	424,000	5,035	5,024	11

Singapore Dollar,
Expiring 8/11/2011	180,000	145,373	149,493	(4,120)
South African Rand,
Expiring 8/11/2011	510,000	71,750	76,157	(4,407)
South African Rand,
Expiring 8/11/2011	500,000	73,276	74,664	(1,388)
South African Rand,
Expiring 8/11/2011	460,000	68,554	68,691	(137)
South Korean Won,
Expiring 8/11/2011	114,000,000	105,069	108,022	(2,953)
Swedish Krona,
Expiring 8/11/2011	692,000	110,386	109,916	470
Swedish Krona,
Expiring 8/11/2011	300,000	47,192	47,651	(459)
Swedish Krona,
Expiring 8/11/2011	680,000	108,188	108,010	178
Swiss Franc,
Expiring 8/11/2011	120,000	143,257	152,503	(9,246)
Swiss Franc,
Expiring 8/11/2011	2,747	3,417	3,491	(74)

Gross Unrealized Appreciation				57,429
Gross Unrealized Depreciation				(98,935)

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investm
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of July 31, 2011 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Corporate Bonds+	-	2,580,364	-	2,580,364
Foreign Government	-	2,291,754	-	2,291,754
Mutual Funds/Exchange Traded Funds	802,990	-	-	802,990
U.S. Treasury	-	1,653,862	-	1,653,862
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	57,429	-	57,429
Options Purchased	-	859	-	859
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts+++	-	(98,935)	-	(98,935)
Futures++	(20,878)	-	-	(20,878)
+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills), financial futures and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, that are not valued by a pricing service approved by the Board of Directors, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Directors. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S. Treasury Bills, are carried at amortized cost, which approximates value. Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward contracts are valued at the forward rate.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Advantage Funds Inc. Dreyfus Total Emerging Markets Fund
July 31, 2011 (Unaudited)

Common Stocks--53.6%	Shares	Value ($)
Brazil--5.1%
Fleury	3,400	46,697
Obrascon Huarte Lain Brasil	6,300	262,017
Rossi Residencial	13,500	101,412
Tim Participacoes, ADR	7,920	396,317
		806,443
China--12.7%
Changyou.com, ADR	5,450a	282,473
China Communications Construction, Cl. H	485,000	411,336
China Petroleum & Chemical, Cl. H	580,000	572,279
Great Wall Motor, Cl. H	209,700	316,417
Tencent Holdings	11,200	291,434
WuXi PharmaTech, ADR	8,970a	139,753
		2,013,692
Hong Kong--10.6%
China Agri-Industries Holdings	440,000	496,244
China Shanshui Cement Group	180,000	218,252
China Vanadium Titano-Magnetite Mining	680,000a	244,298
CNOOC	143,000	319,623
Country Garden Holdings	567,000	291,002
Lonking Holdings	189,000	96,031
		1,665,450
India--2.1%
Tata Motors, ADR	15,410	330,082
Malaysia--1.9%
Genting	82,300	300,029
Peru--.6%
Credicorp	980	95,746
Russia--6.5%
Gazprom, ADR	22,540	324,351
Lukoil, ADR	2,250	150,300
Magnitogorsk Iron & Steel Works, GDR	11,790b	130,869
Rosneft Oil, GDR	24,530b	209,241
Sberbank of Russia, ADR	13,980	206,404
		1,021,165
South Korea--10.3%
DGB Financial Group	20,180a	319,649
Hyundai Mobis	1,542	555,781
KT&G	2,967	184,611
Samsung Electronics	589	471,513
Woori Finance Holdings	7,220	95,189
		1,626,743
Taiwan--1.8%
Fubon Financial Holding	179,000	291,758
Turkey--1.3%
Ford Otomotiv Sanayi	25,270	198,947
United States--.7%

Market Vector India Small-Cap Index				7,060	a	114,160
Total Common Stocks
(cost $8,443,013)						8,464,215

Preferred Stocks--5.2%
Brazil
Cia Paranaense de Energia, Cl. B				8,800		212,219
Vale, Cl. A				20,700		608,780
Total Preferred Stocks
(cost $819,689)						820,999

		Coupon	Maturity	Principal
Bonds And Notes--38.6%		Rate (%)	Date	Amount ($) [c]		Value ($)
Argentina--2.7%
Argentina Bonos,
Sr. Unscd. Bonds, Ser. X		7.00	4/17/17	450,000		429,750
Colombia--1.4%
Colombian Government,
Bonds, Ser. B	COP	7.25	6/15/16	391,977,077		225,691
Indonesia--2.8%
Indonesian Government,
Sr. Unscd. Bonds, Ser. FR36	IDR	11.50	9/15/19	1,500,000,000	d	225,451
Indonesian Government,
Sr. Unscd. Notes		4.88	5/5/21	200,000		211,500
						436,951
Kazakhstan--1.2%
Development Bank of Kazakhstan,
Sr. Unscd. Notes		5.50	12/20/15	175,000	b	182,875
Malaysia--5.0%
Malaysian Government,
Sr. Unscd. Bonds, Ser. 0509	MYR	3.21	5/31/13	2,220,000		749,555
Malaysian Government,
Bonds, Ser. 0211	MYR	3.43	8/15/14	135,000		45,716
						795,271
Mexico--6.9%
Mexican Bonos,
Bonds, Ser. M	MXN	7.00	6/19/14	7,470,000		667,944
Mexican Bonos,
Bonds, Ser. M 30	MXN	8.50	11/18/38	2,035,000		188,674
Petroleos Mexicanos,
Gtd. Notes		5.50	1/21/21	50,000		53,515
Petroleos Mexicanos,
Gtd. Notes		5.50	1/21/21	170,000		182,240
						1,092,373
Philippines--1.2%
Philippine Government,
Sr. Unscd. Notes	PHP	4.95	1/15/21	8,000,000		188,675
Poland--3.3%
Polish Government,
Bonds, Ser. 1013	PLN	5.00	10/24/13	1,450,000		524,409
Russia--4.4%
Russian Government,

Bonds, Ser. 5072	RUB	7.15	1/23/13	8,500,000	d	315,942
Russian Government,
Bonds, Ser. 5077	RUB	7.35	1/20/16	5,270,000		194,107
Russian Government,
Sr. Unscd. Bonds		7.50	3/31/30	151,375	e	181,271
						691,320
South Africa--1.4%
South African Government,
Bonds, Ser. R204	ZAR	8.00	12/21/18	650,000		96,710
South African Government,
Bonds, Ser. R186	ZAR	10.50	12/21/26	700,000		122,770
						219,480
Thailand--.5%
Thai Government,
Sr. Unscd. Bonds	THB	4.25	3/13/13	2,300,000		77,760
Turkey--1.0%
Turkish Government,
Bonds	TRY	10.00	4/10/13	270,000		163,261
Ukraine--.5%
NAK Naftogaz Ukraine,
Govt. Gtd. Notes		9.50	9/30/14	65,000		71,744
United Kingdom--1.9%
Ukreximbank Via Biz Finance,
Sr. Unscd. Bonds		8.38	4/27/15	280,000		295,820
Venezuela--4.4%
Petroleos de Venezuela,
Gtd. Notes		8.50	11/2/17	820,000		627,300
Venezuelan Government,
Sr. Unscd. Notes		12.75	8/23/22	70,000		63,455
						690,755
Total Bonds And Notes
(cost $5,845,835)						6,086,135

Other Investment--1.2%				Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $192,000)				192,000	[f]	192,000
Total Investments (cost $15,300,537)				98.6%		15,563,349
Cash and Receivables (Net)				1.4%		221,571
Net Assets				100.0%		15,784,920

ADR - American Depository Receipts
GDR - Global Depository Receipts

a	Non-income producing security.
b

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2011, these securities were valued at $340,110 or 2.2% of net assets.

c	Principal amount stated in U.S. Dollars unless otherwise noted. COP--Colombian Peso IDR--Indonesian Rupiah MYR--Malaysian Ringgit MXN--Mexican New Peso

PHP--Philippines Peso
PLN-- Polish Zloty
RUB--Russian Ruble
THB--Thai Baht
TRY--Turkish Lira
ZAR--South African Rand

d	Credit Linked Notes.
e	Variable rate security--interest rate subject to periodic change.
f	Investment in affiliated money market mutual fund.

At July 31, 2011, the aggregate cost of investment securities for income tax purposes was $15,300,537. Net unrealized appreciation on investments was $262,812 of which $622,713 related to appreciated investment securities and $359,901 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Foreign/Governmental	30.0
Consumer Discretionary	13.3
Financial	11.3
Industrial	8.4
Information Technology	8.0
Energy	7.9
Materials	6.2
Oil & Gas	5.5
Telecommunications	2.5
Utilities	2.1
Money Market Investment	1.2
Consumer Staples	1.2
Exchange Traded Funds	.7
Health Care	.3
98.6
† Based on net assets.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
July 31, 2011 (Unaudited)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation)($)
Purchases:
Chilean Peso,
Expiring 8/26/2011	35,970,000	77,600	78,315	715
Chilean Peso,
Expiring 8/26/2011	21,560,000	46,512	46,941	429
Chilean Peso,
Expiring 8/26/2011	14,280,000	31,162	31,091	(71)
Ghanian Cedi,
Expiring 9/26/2011	140,000	89,830	91,077	1,247
Indonesian Rupiah,
Expiring 8/26/2011	783,490,000	91,722	91,782	60
Indonesian Rupiah,
Expiring 8/26/2011	263,340,000	31,017	30,849	(168)
Indonesian Rupiah,
Expiring 1/18/2012	528,260,000	61,028	60,708	(320)
Malaysian Ringgit,
Expiring 8/26/2011	140,000	46,840	47,068	228
Nigerian Naira,
Expiring 10/14/2011	3,500,000	22,624	22,365	(259)
Philippines Peso,
Expiring 8/26/2011	3,890,000	91,358	92,092	734
South African Rand,
Expiring 8/26/2011	190,000	27,461	28,310	849
Zambian Kwacha,
Expiring 10/14/2011	37,805,000	7,744	7,734	(10)
Zambian Kwacha,
Expiring 10/14/2011	84,225,000	17,326	17,231	(95)

Sales:		Proceeds ($)
Colombian Peso,
Expiring 8/26/2011	136,140,000	77,385	76,471	914
Colombian Peso,
Expiring 8/26/2011	212,070,000	120,546	119,122	1,424
Colombian Peso,
Expiring 10/14/2011	107,120,000	60,794	60,065	729
Euro,
Expiring 8/26/2011	105,000	148,985	150,781	(1,796)
Euro,
Expiring 8/26/2011	40,000	57,993	57,440	553
Russian Ruble,
Expiring 8/26/2011	6,380,000	227,046	230,132	(3,086)
Russian Ruble,
Expiring 8/26/2011	1,720,000	61,719	62,042	(323)
Turkish Lira,
Expiring 8/01/2011	31,727	18,888	18,781	107

Gross Unrealized Appreciation	7,989
Gross Unrealized Depreciation	(6,128)

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of July 31, 2011 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Corporate Bonds+	-	1,341,750	-	1,341,750
Equity Securities - Foreign+	9,171,054	-	-	9,171,054
Foreign Government	-	4,744,385	-	4,744,385
Mutual Funds/Exchange Traded Funds	306,160	-	-	306,160
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	7,989	-	7,989
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	(6,128)	-	(6,128)
+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) and forward foreign currency exchange contracts

(“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).

Other investments are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available and are not valued by a pricing service approved by the Board of Directors, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Directors. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S. Treasury Bills, are carried at amortized cost, which approximates market value. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward contracts are valued at the forward rate.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advantage Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date: September 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date: September 23, 2011

By: /s/ James Windels
James Windels Treasurer
Date: September 23, 2011

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)